iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Australia  —  3 .5%
4DMedical Ltd.
(a)
......................... 28,009 $ 79,931
Abacus Storage King ...................... 29,853 30,577
AGL Energy Ltd. ......................... 36,030 221,741
Alkane Resources Ltd.
(a) (b)
................... 61,824 66,301
Alpha HPA Ltd.
(a) (b)
........................ 70,506 36,166
ALS Ltd. ............................... 30,676 519,583
Amotiv Ltd.
(b)
............................ 7,969 36,441
AMP Ltd. .............................. 142,905 163,533
Ampol Ltd. ............................. 14,139 340,877
Ansell Ltd. ............................. 8,713 173,999
Arafura Rare Earths Ltd.
(a)
................... 240,569 46,016
ARB Corp. Ltd. .......................... 4,682 64,882
Arena REIT ............................. 23,657 54,306
Atlas Arteria Ltd. ......................... 64,708 229,289
AUB Group Ltd. .......................... 7,041 131,834
Aurizon Holdings Ltd. ...................... 104,219 313,641
Aussie Broadband Ltd. ..................... 16,929 65,247
Austal Ltd.
(a)
............................ 23,471 67,621
Bank of Queensland Ltd. .................... 39,819 178,978
Beach Energy Ltd. ........................ 94,907 73,665
Bega Cheese Ltd. ........................ 17,783 70,479
Bellevue Gold Ltd.
(a)
....................... 89,096 98,341
Bendigo & Adelaide Bank Ltd. ................ 37,517 278,659
BlueScope Steel Ltd. ...................... 26,408 602,669
Bravura Solutions Ltd.
(b)
.................... 24,150 40,316
Breville Group Ltd. ........................ 6,017 124,812
BWP Property Group Ltd. ................... 36,780 99,721
Capricorn Metals Ltd. ...................... 27,279 279,422
Catalyst Metals Ltd.
(a) (b)
..................... 14,958 56,305
Catapult Sports Ltd.
(a)
...................... 13,695 33,332
Centuria Capital Group ..................... 49,113 68,853
Centuria Industrial REIT .................... 32,091 68,659
Challenger Ltd. .......................... 30,883 196,235
Champion Iron Ltd. ....................... 23,099 73,837
Charter Hall Group ........................ 27,048 395,861
Charter Hall Long Wale REIT ................. 37,982 94,371
Charter Hall Retail REIT .................... 31,069 84,127
Charter Hall Social Infrastructure REIT .......... 24,713 44,761
Clarity Pharmaceuticals Ltd.
(a)
................ 16,968 30,347
Cleanaway Waste Management Ltd. ............ 127,391 209,757
Codan Ltd. ............................. 6,482 198,524
Collins Foods Ltd. ........................ 7,969 50,513
Corporate Travel Management Ltd.
(a) (c)
........... 9,875 88,587
Data#3 Ltd. ............................. 10,201 66,049
Deep Yellow Ltd.
(a)
........................ 67,251 76,248
Deterra Royalties Ltd. ...................... 25,178 81,470
Develop Global Ltd.
(a) (b)
..................... 14,938 65,984
Dexus ................................ 64,400 259,277
Dexus Industria REIT ...................... 15,292 26,251
Dicker Data Ltd. .......................... 6,482 48,258
DigiCo Infrastructure REIT ................... 24,887 47,184
Domino's Pizza Enterprises Ltd. ............... 4,124 53,230
Downer EDI Ltd. ......................... 41,237 240,569
DroneShield Ltd.
(a) (b)
....................... 46,030 113,194
Dyno Nobel Ltd. .......................... 110,906 299,102
Eagers Automotive Ltd. ..................... 10,548 157,869
Elders Ltd. ............................. 11,410 45,487
Electro Optic Systems Holdings Ltd.
(a)
........... 9,998 80,288
Elevra Lithium Ltd.
(a)
....................... 9,281 86,103
Elsight Ltd.
(a)
............................ 11,931 65,581
Emerald Resources NL
(a)
.................... 31,255 134,171
Endeavour Group Ltd. ..................... 90,444 187,267
Security Shares Value
a
Australia (continued)
EVT Ltd. ............................... 8,162 $ 73,585
FireFly Metals Ltd.
(a)
....................... 39,444 58,304
Flight Centre Travel Group Ltd.
(b)
.............. 11,224 88,090
Gemlife Communities Group
(a)
................ 11,498 39,338
Genesis Minerals Ltd.
(a)
..................... 64,615 274,920
GPT Group (The) ......................... 120,347 419,110
GrainCorp Ltd. , Class A .................... 12,559 44,502
Growthpoint Properties Australia Ltd. ............ 21,890 34,419
Guzman y Gomez Ltd. ..................... 3,122 43,936
Hansen Technologies Ltd. ................... 12,745 42,695
Harvey Norman Holdings Ltd. ................ 45,139 149,421
Helia Group Ltd. ......................... 15,602 54,116
HMC Capital Ltd. ......................... 19,447 42,697
HomeCo Daily Needs REIT .................. 105,201 93,699
HUB24 Ltd. ............................. 4,864 289,768
IDP Education Ltd. ........................ 15,720 25,112
IGO Ltd.
(a)
.............................. 40,493 279,237
Iluka Resources Ltd. ....................... 25,456 144,593
Imdex Ltd. ............................. 30,418 88,874
Ingenia Communities Group ................. 23,006 63,034
Inghams Group Ltd. ....................... 22,169 33,286
IperionX Ltd.
(a)
........................... 19,852 83,526
IPH Ltd. ............................... 17,892 48,574
IRESS Ltd. ............................. 11,131 48,163
JB Hi-Fi Ltd. ............................ 6,674 356,759
Judo Capital Holdings Ltd.
(a)
.................. 67,065 75,076
Karoon Energy Ltd. ....................... 51,810 72,790
Kelsian Group Ltd. ........................ 11,446 37,021
Kingsgate Consolidated Ltd. ................. 13,321 58,570
L1 Group Ltd.
(b)
.......................... 46,166 35,078
Lendlease Corp. Ltd. ...................... 40,028 78,207
Life360, Inc.
(a) (b)
.......................... 4,496 191,035
Liontown Ltd.
(a)
.......................... 126,995 220,835
Lovisa Holdings Ltd. ....................... 3,659 60,819
MA Financial Group Ltd. .................... 8,248 38,201
Maas Group Holdings Ltd. ................... 11,782 43,444
Macmahon Holdings Ltd. .................... 72,043 52,056
Macquarie Technology Group Ltd.
(a)
............ 963 51,556
Magellan Financial Group Ltd. ................ 12,280 74,424
McMillan Shakespeare Ltd.
(b)
................. 4,310 56,546
Megaport Ltd.
(a)
.......................... 9,550 107,543
Mesoblast Ltd.
(a) (b)
........................ 48,709 74,757
Metals X Ltd.
(a)
.......................... 51,630 58,696
Metcash Ltd. ............................ 62,011 136,940
Mineral Resources Ltd.
(a)
.................... 10,945 578,409
Minerals 260 Ltd.
(a)
........................ 117,971 71,649
Mirvac Group ........................... 234,524 284,657
Monadelphous Group Ltd. ................... 5,612 124,819
Nanosonics Ltd.
(a)
........................ 17,580 39,902
Netwealth Group Ltd. ...................... 7,690 117,880
Neuren Pharmaceuticals Ltd.
(a) (b)
............... 7,133 74,433
New Hope Corp. Ltd. ...................... 30,692 128,830
NEXTDC Ltd.
(a) (b)
......................... 48,369 529,117
nib holdings Ltd. ......................... 29,386 140,933
Nick Scali Ltd. ........................... 5,519 57,178
Nickel Industries Ltd.
(a)
..................... 119,341 90,661
Nine Entertainment Co. Holdings Ltd. ........... 80,149 54,950
NRW Holdings Ltd. ....................... 26,005 142,332
Nufarm Ltd.
(a)
........................... 24,713 53,203
Ora Banda Mining Ltd.
(a) (b)
................... 88,334 87,657
Orica Ltd. .............................. 28,990 476,531
Orora Ltd. .............................. 79,870 74,796
Paladin Energy Ltd.
(a)
...................... 26,392 215,998
Pantoro Gold Ltd.
(a)
....................... 20,161 43,871

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Australia (continued)
Perenti Ltd. ............................. 59,003 $ 89,546
Perpetual Ltd. ........................... 6,203 70,815
Perseus Mining Ltd. ....................... 81,208 304,790
PEXA Group Ltd.
(a) (b)
....................... 7,969 61,263
Pinnacle Investment Management Group Ltd. ...... 10,108 111,822
Predictive Discovery Ltd.
(a)
................... 206,346 110,520
Premier Investments Ltd. ................... 5,705 51,312
PWR Holdings Ltd. ........................ 7,319 49,651
Qube Holdings Ltd. ....................... 100,332 361,019
Ramelius Resources Ltd. ................... 133,738 312,152
Ramsay Health Care Ltd. ................... 11,596 308,717
Reece Ltd. ............................. 13,162 129,672
Region Group ........................... 76,880 125,403
Regis Healthcare Ltd. ...................... 10,666 50,444
Regis Resources Ltd. ...................... 48,583 215,393
Reliance Worldwide Corp. Ltd. ................ 47,998 108,626
Resolute Mining Ltd.
(a)
..................... 127,979 119,352
Sandfire Resources Ltd.
(a)
................... 27,316 386,102
SEEK Ltd. ............................. 21,239 189,685
Service Stream Ltd. ....................... 35,341 60,131
Silex Systems Ltd.
(a)
....................... 13,953 61,633
Sims Ltd. .............................. 9,736 188,000
SiteMinder Ltd.
(a)
......................... 18,264 46,057
SmartGroup Corp. Ltd. ..................... 9,922 81,252
SRG Global Ltd. ......................... 35,029 78,921
Stanmore Resources Ltd.
(b)
.................. 28,897 57,138
Steadfast Group Ltd. ...................... 60,170 175,843
Sunrise Energy Metals Ltd.
(a)
................. 5,620 64,226
Super Retail Group Ltd. .................... 9,364 78,797
Superloop Ltd.
(a)
......................... 29,302 73,124
Supply Network Ltd.
(b)
...................... 1,204 26,752
Tabcorp Holdings Ltd. ...................... 149,819 82,710
Technology One Ltd. ...................... 18,048 388,795
Telix Pharmaceuticals Ltd.
(a) (b)
................ 15,770 148,185
Temple & Webster Group Ltd.
(a) (b)
.............. 5,333 20,710
TPG Telecom Ltd. ........................ 18,037 50,560
Treasury Wine Estates Ltd.
(b)
................. 47,074 143,150
Tuas Ltd.
(a) (b)
............................ 13,674 20,351
Vault Minerals Ltd. ........................ 68,713 208,892
Ventia Services Group Pty Ltd. ................ 56,148 249,954
Virgin Australia Holdings Ltd.
(a) (b)
............... 16,543 32,834
Viva Energy Group Ltd.
(d)
................... 66,322 101,036
Vulcan Energy Resources Ltd.
(a) (b)
.............. 19,788 56,764
WA1 Resources Ltd.
(a)
..................... 3,659 35,205
Waypoint REIT Ltd. ....................... 39,935 68,257
WEB Travel Group Ltd.
(a)
.................... 21,890 40,943
West African Resources Ltd.
(a)
................ 65,963 151,065
Westgold Resources Ltd. ................... 61,468 229,110
Whitehaven Coal Ltd. ...................... 49,764 312,969
Worley Ltd. ............................. 29,860 277,670
Yancoal Australia Ltd. ...................... 23,564 114,661
Zip Co. Ltd.
(a) (b)
.......................... 73,700 121,702
23,151,537
a
Austria  —  0 .3%
ANDRITZ AG ........................... 4,031 366,624
AT&S Austria Technologie & Systemtechnik AG
(a)
... 1,526 250,752
CA Immobilien Anlagen AG .................. 2,009 58,231
CPI Europe AG
(a)
......................... 2,078 38,649
DO & CO AG ........................... 498 112,688
EVN AG ............................... 2,543 83,662
Lenzing AG
(a) (b)
.......................... 1,242 34,199
Oesterreichische Post AG ................... 2,044 76,888
Palfinger AG ............................ 1,149 46,907
Porr AG ............................... 1,335 63,064
Security Shares Value
a
Austria (continued)
UNIQA Insurance Group AG ................. 7,444 $ 148,761
Vienna Insurance Group AG Wiener Versicherung
Gruppe .............................. 2,309 170,292
voestalpine AG .......................... 6,389 360,558
Wienerberger AG , Bearer ................... 6,668 187,727
1,999,002
a
Belgium  —  0 .5%
Ackermans & van Haaren N.V. ................ 1,457 461,141
Aedifica SA ............................. 5,063 417,650
Azelis Group N.V. ........................ 13,438 154,108
Barco N.V. ............................. 4,589 49,150
Bekaert SA ............................. 2,171 104,566
CMB Tech N.V. .......................... 6,894 105,575
Cofinimmo SA ........................... 473 45,819
Colruyt Group N.V.
(b)
....................... 1,892 73,222
Deme Group N.V. ........................ 498 107,459
Fagron ................................ 4,167 117,047
KBC Ancora ............................ 2,329 220,757
Kinepolis Group N.V. ...................... 684 23,632
Lakefront Biotherapeutics N.V.
(a)
............... 2,543 71,962
Melexis N.V. ............................ 1,242 117,355
Montea N.V. ............................ 1,047 81,501
Proximus SADP .......................... 8,062 62,815
Recticel SA
(b)
........................... 3,194 39,806
Shurgard Self Storage Ltd. .................. 2,078 59,560
Solvay SA .............................. 4,403 132,576
Tessenderlo Group SA ..................... 1,521 38,962
Umicore SA ............................ 12,584 369,815
VGP N.V. .............................. 870 84,869
Warehouses De Pauw CVA .................. 11,787 305,266
Xior Student Housing N.V. ................... 2,078 67,167
3,311,780
a
Bermuda  —  0 .0%
AutoStore Holdings Ltd.
(a) (d)
.................. 71,376 101,188
Conduit Holdings Ltd. ...................... 9,180 54,643
155,831
a
Canada  —  4 .5%
5N Plus, Inc.
(a)
........................... 5,371 166,508
Abaxx Technologies, Inc.
(a) (b)
................. 1,880 79,092
AbraSilver Resource Corp.
(a)
................. 8,290 110,762
ADENTRA, Inc. .......................... 1,799 43,036
Advantage Energy Ltd.
(a)
.................... 9,922 70,026
Aecon Group, Inc. ........................ 4,403 143,940
Air Canada
(a)
............................ 6,651 106,472
Algonquin Power & Utilities Corp. .............. 43,315 256,374
Allied Gold Corp.
(a)
........................ 6,471 163,811
Allied Properties REIT
(b)
.................... 7,588 55,315
Almonty Industries, Inc. , CDI
(a)
................ 11,424 226,549
Altius Minerals Corp. ...................... 2,337 98,182
Altus Group Ltd. ......................... 2,822 86,585
Americas Gold & Silver Corp.
(a) (b)
.............. 13,157 81,310
Aris Mining Corp.
(a)
........................ 11,319 205,091
Aritzia, Inc.
(a)
............................ 5,320 597,350
Atco Ltd. , Class I , NVS ..................... 4,499 221,972
Athabasca Oil Corp.
(a)
...................... 31,440 248,802
ATS Corp.
(a)
............................ 4,961 153,402
Aurinia Pharmaceuticals, Inc.
(a)
................ 7,597 116,462
Avino Silver & Gold Mines Ltd.
(a) (b)
.............. 8,585 63,081
Aya Gold & Silver, Inc.
(a) (b)
................... 7,040 148,189
B2Gold Corp. ........................... 78,383 375,242
Badger Infrastructure Solutions Ltd. ............ 2,078 132,459
Ballard Power Systems, Inc.
(a)
................ 15,395 96,927

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Canada (continued)
Bausch Health Companies, Inc.
(a)
.............. 16,371 $ 87,991
Baytex Energy Corp. ...................... 42,107 205,854
Birchcliff Energy Ltd. ...................... 16,092 75,170
Bird Construction, Inc. ..................... 3,752 157,276
BlackBerry Ltd.
(a)
......................... 33,393 299,378
Boardwalk REIT ......................... 1,428 66,384
Boralex, Inc. , Class A ...................... 5,240 140,136
BOYD GROUP, INC. ...................... 1,627 180,148
Brookfield Business Corp. , Class A ............. 3,475 114,208
Brookfield Infrastructure Corp. , Class A .......... 7,171 298,148
Brookfield Wealth Solutions Ltd.
(a) (b)
............. 2,994 136,947
BRP, Inc. .............................. 2,078 120,130
BSR REIT ............................. 2,543 30,694
BTQ Technologies Corp.
(a)
................... 5,839 28,377
Canaccord Genuity Group, Inc. ............... 6,389 60,616
Canada Goose Holdings, Inc.
(a)
............... 3,566 36,626
Canadian Apartment Properties REIT ........... 4,647 118,176
Canfor Corp.
(a)
........................... 1,101 11,284
Capital Power Corp. ....................... 9,908 507,671
Capstone Copper Corp.
(a)
................... 49,379 537,612
Cardinal Energy Ltd. ....................... 16,171 134,656
Cargojet, Inc. ........................... 684 42,812
Cascades, Inc. .......................... 5,705 45,395
Centerra Gold, Inc. ........................ 12,271 216,644
CES Energy Solutions Corp. ................. 13,396 168,294
Choice Properties REIT .................... 9,786 111,797
Cogeco Communications, Inc.
(b)
............... 1,056 51,488
Collective Mining Ltd.
(a)
..................... 3,345 54,422
Colliers International Group, Inc. ............... 2,543 239,995
Crombie REIT ........................... 3,377 41,250
Cronos Group, Inc.
(a)
...................... 12,822 36,551
CT REIT
(b)
............................. 4,031 51,665
Definity Financial Corp. ..................... 5,891 282,233
Denison Mines Corp.
(a)
..................... 53,019 184,979
Discovery Silver Corp.
(a)
.................... 39,516 246,214
DPM Metals, Inc. ......................... 14,177 476,114
Dream Industrial REIT ..................... 8,062 81,985
Eldorado Gold Corp. ....................... 14,149 478,048
Endeavour Silver Corp.
(a) (b)
.................. 18,019 179,713
Enerflex Ltd. ............................ 7,412 185,374
Energy Fuels, Inc.
(a) (b)
...................... 15,179 276,572
Enghouse Systems Ltd.
(b)
................... 3,101 40,510
EQB, Inc. .............................. 1,429 121,200
ERO Copper Corp.
(a)
...................... 5,798 176,676
Exchange Income Corp. .................... 1,706 150,312
Extendicare, Inc. ......................... 4,868 114,510
Fiera Capital Corp. , Class A .................. 7,319 28,933
Finning International, Inc. ................... 8,062 608,926
First Capital REIT ........................ 6,203 105,734
First Majestic Silver Corp. ................... 30,594 646,210
Fortuna Mining Corp.
(a)
..................... 18,636 186,948
Freehold Royalties Ltd. ..................... 8,392 103,116
G Mining Ventures Corp.
(a) (b)
.................. 11,742 367,595
G2 Goldfields, Inc.
(a)
....................... 10,214 74,457
Gibson Energy, Inc. ....................... 9,736 200,913
GoGold Resources, Inc.
(a) (b)
.................. 25,019 62,972
Granite REIT ............................ 1,892 132,240
Groupe Dynamite, Inc. ..................... 975 53,034
H&R REIT ............................. 7,690 57,787
Hammond Power Solutions, Inc. , Class A
(b)
....... 453 106,425
Headwater Exploration, Inc. .................. 14,139 128,606
Highlander Silver Corp.
(a)
.................... 9,586 52,496
Hudbay Minerals, Inc. ...................... 24,646 720,618
i-80 Gold Corp.
(a)
......................... 42,764 69,792
Security Shares Value
a
Canada (continued)
IAMGOLD Corp.
(a)
........................ 36,286 $ 656,420
International Petroleum Corp.
(a) (b)
.............. 4,589 115,470
InterRent REIT .......................... 4,589 43,305
Ivanhoe Electric, Inc.
(a)
..................... 6,203 83,492
Jamieson Wellness, Inc.
(d)
................... 2,543 65,316
K92 Mining, Inc.
(a)
........................ 14,752 275,854
Kelt Exploration Ltd.
(a)
...................... 10,666 70,171
Killam Apartment REIT ..................... 3,845 51,150
Kinaxis, Inc.
(a)
........................... 1,706 194,142
Labrador Iron Ore Royalty Corp.
(b)
............. 3,867 81,315
Lassonde Industries, Inc. , Class A ............. 290 46,519
Laurentian Bank of Canada .................. 2,735 79,849
Leon's Furniture Ltd. ...................... 1,892 34,419
Lightspeed Commerce, Inc.
(a) (b)
................ 8,248 79,569
Linamar Corp. ........................... 2,357 174,384
Lithium Americas Corp.
(a) (b)
.................. 14,139 73,841
Mainstreet Equity Corp. .................... 320 38,275
Major Drilling Group International, Inc.
(a) (b)
........ 6,296 78,092
Maple Leaf Foods, Inc. ..................... 4,775 103,698
McEwen, Inc.
(a) (b)
......................... 2,830 61,949
MDA Space Ltd.
(a) (b)
....................... 8,111 361,705
Meren Energy, Inc. ........................ 26,479 43,983
Methanex Corp. .......................... 3,283 194,220
Montage Gold Corp.
(a)
...................... 14,118 171,528
MTY Food Group, Inc.
(b)
.................... 1,521 43,435
Mullen Group Ltd. ........................ 5,054 79,917
NexGen Energy Ltd.
(a) (b)
.................... 37,513 432,910
NFI Group, Inc.
(a)
......................... 6,575 110,644
NGEx Minerals Ltd.
(a) (b)
..................... 8,062 168,415
NioCorp Developments Ltd.
(a) (b)
............... 6,747 38,930
North West Co., Inc. (The) ................... 2,915 109,462
Northern Dynasty Minerals Ltd.
(a)
.............. 33,596 78,955
Northland Power, Inc. ...................... 15,441 263,426
Novagold Resources, Inc.
(a)
.................. 17,208 147,909
OceanaGold Corp. ........................ 14,046 424,238
Onex Corp. ............................. 3,483 278,104
Open Text Corp. ......................... 13,333 317,017
OR Royalties, Inc. ........................ 11,325 422,064
Orezone Gold Corp.
(a)
...................... 29,094 53,180
Orla Mining Ltd. .......................... 18,074 242,534
Osisko Metals, Inc.
(a)
...................... 38,811 50,391
Ovintiv, Inc. ............................. 17,581 985,239
Paramount Resources Ltd. , Class A ............ 4,868 106,530
Parex Resources, Inc.
(b)
.................... 5,798 101,144
Pason Systems, Inc.
(b)
..................... 5,240 56,480
Perpetua Resources Corp.
(a) (b)
................ 5,241 141,874
Pet Valu Holdings Ltd. ..................... 3,150 42,612
Peyto Exploration & Development Corp.
(b)
........ 11,782 212,198
PrairieSky Royalty Ltd. ..................... 12,666 302,536
Precision Drilling Corp.
(a)
.................... 1,056 94,352
Premium Brands Holdings Corp.
(b)
............. 3,027 199,714
Primaris REIT ........................... 3,459 49,276
Propel Holdings, Inc. ...................... 2,078 34,396
Quebecor, Inc. , Class B .................... 9,239 448,329
Richelieu Hardware Ltd. .................... 3,101 89,477
Rio2 Ltd.
(a)
............................. 25,187 58,279
RioCan REIT
(b)
.......................... 8,745 140,755
Rockpoint Gas Storage, Inc. , Class A ........... 2,291 48,956
Rogers Sugar, Inc. ........................ 4,868 23,693
Rupert Resources Ltd.
(a)
.................... 12,827 95,831
Russel Metals, Inc. ........................ 3,473 157,295
Savaria Corp. ........................... 3,671 75,622
Seabridge Gold, Inc.
(a)
..................... 4,682 158,189
Secure Waste Infrastructure Corp. ............. 11,782 173,485

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Canada (continued)
Sienna Senior Living, Inc. ................... 5,426 $ 83,359
Silvercorp Metals, Inc. ..................... 14,883 188,918
Skeena Resources Ltd.
(a)
................... 4,632 140,608
Slate Grocery REIT , Class U ................. 2,697 33,550
SmartCentres REIT ....................... 4,379 92,049
Snowline Gold Corp.
(a)
..................... 9,407 105,011
Solaris Resources, Inc.
(a)
.................... 5,531 56,487
South Bow Corp. ......................... 12,373 445,146
Southern Cross Gold Consolidated Ltd.
(a)
......... 13,222 100,221
Spartan Delta Corp.
(a)
...................... 9,013 76,489
Spin Master Corp.
(d)
....................... 2,357 31,936
Sprott, Inc. ............................. 1,335 175,724
SSR Mining, Inc.
(a)
........................ 12,094 378,001
Stella-Jones, Inc. ......................... 3,008 168,766
StorageVault Canada, Inc. ................... 17,115 52,885
Strathcona Resources Ltd. .................. 2,617 83,883
Superior Plus Corp.
(b)
...................... 14,139 86,045
Tamarack Valley Energy Ltd. ................. 29,886 276,608
Taseko Mines Ltd.
(a)
....................... 20,774 154,451
Tenaz Energy Corp.
(a)
...................... 1,611 59,023
TerraVest Industries, Inc.
(b)
................... 925 103,178
Tilray Brands, Inc.
(a) (b)
...................... 6,204 34,184
Topaz Energy Corp. ....................... 7,010 161,642
Torex Gold Resources, Inc. .................. 5,807 266,288
TransAlta Corp. .......................... 16,836 239,965
Trican Well Service Ltd. .................... 12,187 65,945
Triple Flag Precious Metals Corp. .............. 4,124 132,636
Trisura Group Ltd.
(a) (b)
...................... 2,915 86,521
Vermilion Energy, Inc. ...................... 9,271 102,283
Vital Infrastructure Property Trust .............. 24,162 94,114
Vizsla Silver Corp.
(a) (b)
...................... 19,365 75,710
Well Health Technologies Corp.
(a)
.............. 13,767 43,738
Wesdome Gold Mines Ltd.
(a)
................. 9,302 188,719
West Fraser Timber Co. Ltd. ................. 3,236 223,667
Westshore Terminals Investment Corp. .......... 2,450 75,083
Winpak Ltd. ............................ 2,171 64,674
30,139,942
a
Cayman Islands  —  0 .0%
Accelerant Holdings , Class A
(a)
................ 2,408 38,408
a
China  —  0 .0%
Bit Digital, Inc.
(a)
.......................... 19,236 38,857
HBM Holdings Ltd.
(a) (d)
...................... 53,000 79,256
Mobvista, Inc.
(a) (d)
......................... 44,000 91,156
United Energy Group Ltd. ................... 754,000 44,257
253,526
a
Denmark  —  0 .6%
AL Sydbank ............................ 3,748 314,444
ALK-Abello A.S. .......................... 7,876 328,860
Alm Brand A.S. .......................... 43,704 102,512
Ambu A.S. , Class B
(b)
...................... 11,498 120,722
Bavarian Nordic A.S.
(a)
..................... 4,682 136,929
Chemometec A.S. ........................ 963 56,025
D/S Norden A.S. ......................... 1,613 74,561
Dfds A.S.
(a)
............................. 2,357 54,070
FLSmidth & Co. A.S. ...................... 2,613 204,962
GN Store Nord A.S.
(a) (b)
..................... 8,155 124,441
Gubra A.S.
(b)
............................ 498 27,729
H Lundbeck A.S. ......................... 16,557 111,833
ISS A.S. ............................... 8,872 365,250
Jyske Bank A.S. , Registered ................. 1,628 233,248
Matas A.S.
(b)
............................ 2,771 42,135
Netcompany Group A.S.
(a) (b) (d)
................. 2,543 136,324
Security Shares Value
a
Denmark (continued)
NKT A.S.
(a)
............................. 3,420 $ 545,467
NTG Nordic Transport Group A.S.
(a)
............ 1,059 34,603
Per Aarsleff Holding A.S. .................... 1,064 121,242
Ringkjoebing Landbobank A.S. ................ 1,581 388,301
Royal Unibrew A.S. ....................... 3,058 199,293
Scandinavian Tobacco Group A.S. , Class A
(d)
...... 3,795 41,799
Schouw & Co. A.S. ........................ 917 94,501
TORM PLC , Class A ....................... 3,473 95,771
Zealand Pharma A.S.
(a)
..................... 3,721 188,524
4,143,546
a
Finland  —  0 .4%
Bittium OYJ
(b)
........................... 1,632 74,976
Finnair OYJ
(a)
........................... 7,783 38,935
Harvia OYJ ............................. 1,056 50,332
Hiab OYJ , Class B ........................ 2,554 160,567
Huhtamaki OYJ .......................... 5,798 184,878
Kalmar OYJ , Class B ...................... 2,264 117,398
Kemira OYJ ............................ 6,947 144,356
Konecranes OYJ ......................... 12,093 399,067
Lumo Kodit OYJ ......................... 8,062 69,821
Mandatum OYJ .......................... 27,360 181,616
Metsa Board OYJ , Class B
(a)
................. 11,782 40,277
Nokian Renkaat OYJ ...................... 7,412 95,542
Outokumpu OYJ ......................... 21,704 150,561
Puuilo OYJ ............................. 6,718 102,963
QT Group OYJ
(a) (b)
........................ 1,242 42,662
Revenio Group OYJ
(a)
...................... 1,242 20,310
Tieto OYJ .............................. 6,389 153,728
Tokmanni Group Corp.
(b)
.................... 3,380 27,786
Valmet OYJ ............................ 8,806 238,616
YIT OYJ
(a)
.............................. 9,563 30,563
2,324,954
a
France  —  1 .4%
Air France-KLM , NVS
(a)
..................... 7,133 96,822
Altarea SCA ............................ 691 87,262
Alten SA ............................... 1,799 135,802
Antin Infrastructure Partners SA ............... 3,008 34,808
APERAM SA ............................ 2,636 156,765
ARGAN SA , NVS ......................... 779 55,466
Arkema SA ............................. 3,436 242,669
Aubay ................................ 591 37,533
Beneteau SACA ......................... 3,194 25,897
Canal+ SA
(a)
............................ 41,237 141,611
Carmila SA ............................. 3,380 65,482
Cie des Alpes ........................... 1,250 32,586
Clariane SE
(a)
........................... 8,062 39,200
Coface SA ............................. 6,296 109,508
Derichebourg SA ......................... 6,761 79,662
Edenred SE ............................ 14,595 395,928
Elior Group SA
(b) (d)
........................ 9,788 21,311
Elis SA ................................ 9,829 309,976
Emeis SA
(a)
............................. 4,868 84,364
Eramet SA
(b)
............................ 684 43,544
Etablissements Maurel et Prom SA ............. 5,054 53,212
Eurazeo SE ............................ 2,436 131,809
Eutelsat Communications SACA
(a) (b)
............ 14,868 68,935
Exail Technologies SA , NVS
(a) (b)
............... 477 79,951
Exosens SAS ........................... 1,860 147,656
FDJ UNITED
(b)
.......................... 6,760 179,008
Fnac Darty SA ........................... 1,056 43,480
Forvia SE
(a)
............................. 8,806 116,104
Gaztransport Et Technigaz SA ................ 2,306 532,295
ICADE
(a)
............................... 2,357 57,748

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
France (continued)
ID Logistics Group SACA
(a)
.................. 219 $ 97,312
Imerys SA .............................. 2,078 55,300
Interparfums SA .......................... 1,533 44,375
IPSOS SA ............................. 2,078 93,535
JCDecaux SE ........................... 3,845 84,151
Kaufman & Broad SA ...................... 1,056 31,138
LISI SA ............................... 1,463 115,515
Louis Hachette Group , NVS .................. 41,237 81,199
Medincell SA , NVS
(a) (b)
..................... 1,112 36,565
Mercialys SA ............................ 5,612 77,509
Mersen SA ............................. 1,799 87,386
Metropole Television SA
(b)
................... 2,708 36,444
Nanobiotix SA
(a)
.......................... 1,898 75,711
Nexans SA ............................. 2,254 414,674
Nexity SA
(a) (b)
............................ 3,101 29,535
Opmobility ............................. 4,124 79,853
Peugeot Invest SA ........................ 498 36,455
Planisware SA , NVS ....................... 1,521 34,629
Pluxee N.V. , NVS
(b)
....................... 5,240 72,201
Quadient SA ............................ 507 7,215
Remy Cointreau SA ....................... 1,342 62,081
Robertet SA ............................ 74 71,640
Rubis SCA ............................. 4,589 189,548
SCOR SE .............................. 9,905 354,245
SEB SA ............................... 1,154 66,863
SES SA , Class A ......................... 21,704 239,105
Societe BIC SA .......................... 1,428 96,892
SOITEC
(a)
.............................. 1,706 353,876
Sopra Steria Group ....................... 963 167,003
SPIE SA ............................... 9,089 516,842
Technip Energies N.V. ..................... 7,969 328,684
Teleperformance SE
(b)
...................... 3,246 238,209
Television Francaise 1 SA
(b)
.................. 4,031 32,127
Tikehau Capital SCA ...................... 1,625 33,867
Trigano SA ............................. 591 111,258
Ubisoft Entertainment SA
(a) (b)
................. 4,868 31,906
Valeo SE .............................. 13,117 202,002
Vallourec SACA .......................... 9,736 271,227
Valneva SE
(a) (b)
.......................... 8,279 25,067
Vicat SACA ............................. 1,149 84,312
Virbac SACA ............................ 236 98,348
Viridien
(a)
.............................. 456 64,063
Vivendi SE ............................. 39,749 108,593
Vusion
(b)
............................... 446 69,396
Wavestone
(b)
............................ 591 32,655
Wendel SE ............................. 1,476 148,571
Worldline SA
(a) (b) (d)
........................ 88,564 37,014
9,232,490
a
Germany  —  1 .3%
AIXTRON SE ........................... 6,761 457,994
Alzchem Group AG ....................... 396 86,748
Aroundtown SA .......................... 45,640 134,982
Atoss Software SE ........................ 684 61,350
Aumovio SE
(a)
........................... 3,289 153,835
Aurubis AG
(b)
............................ 1,499 376,478
Auto1 Group SE
(a) (b)
....................... 7,783 206,012
Bechtle AG ............................. 4,868 189,760
Befesa SA
(d)
............................ 2,078 89,356
Bilfinger SE ............................. 2,001 203,693
CANCOM SE ........................... 1,799 59,312
Carl Zeiss Meditec AG , Bearer ................ 2,171 65,304
CECONOMY AG
(a)
........................ 11,038 54,074
Cewe Stiftung & Co. KGAA .................. 405 48,431
Dermapharm Holding SE ................... 1,149 65,334
Security Shares Value
a
Germany (continued)
Deutsche Pfandbriefbank AG
(b) (d)
............... 11,503 $ 49,432
Deutz AG
(b)
............................. 9,364 114,103
Douglas AG
(a) (b)
.......................... 2,450 25,233
Duerr AG .............................. 3,101 75,183
Eckert & Ziegler SE ....................... 2,822 54,201
Elmos Semiconductor SE ................... 498 104,675
Energiekontor AG
(b)
....................... 591 30,984
Evotec SE
(a) (b)
........................... 8,434 51,855
Fielmann Group AG ....................... 1,521 79,047
flatexDEGIRO SE ........................ 4,961 194,792
Fraport AG Frankfurt Airport Services Worldwide .... 2,264 190,355
Freenet AG ............................. 7,133 210,246
Friedrich Vorwerk Group SE ................. 441 33,729
Gerresheimer AG
(b)
....................... 2,078 65,927
GFT Technologies SE
(b)
..................... 1,428 36,701
Grand City Properties SA ................... 5,054 57,093
GRENKE AG ........................... 1,985 30,011
HelloFresh SE
(a) (b)
........................ 9,364 46,937
Hornbach Holding AG & Co. KGaA ............. 684 64,305
HUGO BOSS AG ......................... 2,822 117,314
Hypoport SE
(a) (b)
.......................... 312 31,543
IONOS Group SE
(a) (b)
...................... 2,666 87,414
Jenoptik AG ............................ 3,101 166,347
JOST Werke SE
(d)
........................ 964 66,383
K+S AG , Registered ....................... 10,108 174,547
KION Group AG .......................... 4,310 219,725
Kloeckner & Co. SE ....................... 3,132 41,646
Kontron AG
(b)
........................... 2,264 61,377
Krones AG ............................. 790 108,674
KWS Saat SE & Co KGaA ................... 714 60,462
LANXESS AG ........................... 5,147 98,723
LEG Immobilien SE ....................... 3,772 244,897
Mutares SE & Co. KGaA
(b)
................... 1,056 34,272
Nagarro SE ............................. 591 27,853
Nordex SE
(a) (b)
........................... 7,904 380,832
Norma Group SE ......................... 2,357 48,166
PNE AG ............................... 1,799 21,109
ProSiebenSat.1 Media SE
(b)
.................. 2,425 11,297
Puma SE
(a) (b)
............................ 6,111 206,380
Redcare Pharmacy N.V.
(a) (b) (d)
................. 963 48,883
RENK Group AG
(b)
........................ 5,141 340,657
RTL Group SA
(b)
......................... 2,357 86,568
SAF-Holland SE ......................... 3,194 77,676
Salzgitter AG ............................ 1,706 121,566
Schaeffler AG
(b)
.......................... 10,475 128,772
Schott Pharma AG & Co. KGaA ............... 2,264 47,876
Siltronic AG
(a)
........................... 1,149 139,732
Sixt SE ............................... 777 69,209
SMA Solar Technology AG
(a) (b)
................ 1,335 102,027
Stroeer SE & Co. KGaA .................... 2,078 91,449
Suedzucker AG .......................... 4,217 56,469
SUSS MicroTec SE ....................... 1,242 132,386
TAG Immobilien AG ....................... 12,245 202,630
TeamViewer SE
(a) (b) (d)
...................... 8,620 59,506
thyssenkrupp AG ......................... 29,548 403,311
Tkms AG& Co. KGaA
(a)
..................... 1,495 147,000
United Internet AG , Registered ................ 5,537 169,959
Verbio SE
(a) (b)
............................ 1,355 59,900
Vossloh AG
(b)
........................... 684 55,870
Wacker Chemie AG
(a)
...................... 1,149 132,729
Wacker Neuson SE ....................... 2,264 50,356
8,700,964
a

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Greece  —  0 .0%
Metlen Energy & Metals PLC
(b)
................ 6,033 $ 291,558
a
Hong Kong  —  0 .6%
ASMPT Ltd. ............................ 19,200 476,138
Bank of East Asia Ltd. (The) ................. 44,400 77,209
Bright Smart Securities & Commodities Group Ltd.
(a) (b)
62,000 74,343
CITIC Telecom International Holdings Ltd. ........ 291,000 99,514
Cowell e Holdings, Inc. ..................... 21,000 76,299
CTF Services Ltd. ........................ 67,600 69,611
Dah Sing Banking Group Ltd. ................. 25,200 43,269
Dah Sing Financial Holdings Ltd. .............. 15,600 84,480
DFI Retail Group Holdings Ltd.
(b)
............... 20,900 83,600
Envision Greenwise Holdings Ltd.
(a)
............ 118,000 58,157
First Pacific Co. Ltd. ....................... 128,000 83,528
Fortune REIT ........................... 178,000 109,733
FWD Group Holdings Ltd.
(a) (b)
................. 12,400 47,719
GigaCloud Technology, Inc. , Class A
(a)
........... 1,613 58,132
Guotai Junan International Holdings Ltd.
(b)
........ 293,000 81,367
Hang Lung Group Ltd. ..................... 55,000 102,265
Hang Lung Properties Ltd. ................... 103,000 105,716
Hysan Development Co. Ltd. ................. 37,000 88,062
Jiaxin International Resources Investment Ltd.
(a)
.... 5,200 56,120
Johnson Electric Holdings Ltd. ................ 22,500 73,298
Kerry Properties Ltd. ...................... 35,000 92,526
Luk Fook Holdings International Ltd. ............ 26,000 69,405
Man Wah Holdings Ltd. ..................... 124,800 57,886
Melco International Development Ltd.
(a) (b)
......... 73,000 34,955
Melco Resorts & Entertainment Ltd. , ADR
(a)
....... 9,478 52,698
MGM China Holdings Ltd. ................... 63,600 87,289
New World Development Co. Ltd.
(a)
............. 83,000 87,131
OSL Group Ltd.
(a) (b)
........................ 35,000 49,127
Pacific Basin Shipping Ltd. .................. 293,000 117,770
PCCW Ltd. ............................. 278,000 201,892
Realord Group Holdings Ltd.
(a)
................ 36,000 46,901
SJM Holdings Ltd.
(a) (b)
...................... 209,000 50,911
Stella International Holdings Ltd. .............. 50,500 85,124
SUNeVision Holdings Ltd.
(b)
.................. 43,000 33,008
Time Interconnect Technology Ltd. ............. 32,000 78,276
United Laboratories International Holdings Ltd. (The)
(b)
70,000 78,681
Vitasoy International Holdings Ltd. ............. 50,000 38,614
Vobile Group Ltd.
(a)
........................ 131,000 46,804
VSTECS Holdings Ltd. ..................... 40,000 49,109
VTech Holdings Ltd. ....................... 11,300 73,862
Wynn Macau Ltd. ......................... 95,600 68,981
Xinyi Glass Holdings Ltd.
(b)
.................. 117,000 147,594
Yue Yuen Industrial Holdings Ltd.
(b)
............. 49,500 92,781
3,689,885
a
Ireland  —  0 .1%
Cairn Homes PLC ........................ 36,867 101,269
Glanbia PLC ............................ 13,053 317,594
Glenveagh Properties PLC
(a) (d)
................ 33,021 87,816
Irish Residential Properties REIT PLC ........... 40,028 52,104
NIQ Global Intelligence PLC
(a) (b)
............... 3,561 29,699
Uniphar PLC ............................ 17,673 93,999
682,481
a
Israel  —  1 .7%
Africa Israel Residences Ltd.
(b)
................ 498 40,658
Airport City Ltd.
(a)
......................... 3,473 66,441
Alony Hetz Properties & Investments Ltd. ......... 9,550 120,954
Amot Investments Ltd. ..................... 14,046 93,953
Aryt Industries Ltd. ........................ 3,379 39,261
Ashtrom Group Ltd.
(b)
...................... 3,566 92,077
Aura Investments Ltd.
(b)
.................... 10,573 69,680
Security Shares Value
a
Israel (continued)
Azorim-Investment Development & Construction Co.
Ltd. ................................ 4,500 $ 25,984
Bet Shemesh Engines Holdings 1997 Ltd.
(a) (b)
...... 498 168,503
Bezeq The Israeli Telecommunication Corp. Ltd. .... 167,000 473,632
Big Shopping Centers Ltd. ................... 968 261,930
Blue Square Real Estate Ltd. ................. 405 55,985
Camtek Ltd.
(a)
........................... 1,799 315,844
Cellcom Israel Ltd. ........................ 7,690 100,163
Cellebrite DI Ltd.
(a)
........................ 5,798 85,405
Clal Insurance Enterprises Holdings Ltd. ......... 4,353 434,590
Danel Adir Yeoshua Ltd.
(b)
................... 389 64,976
Danya Cebus Ltd. ........................ 709 36,663
Delek Automotive Systems Ltd. ............... 4,124 28,440
Delek Group Ltd. ......................... 584 179,552
Delta Galil Ltd.
(b)
......................... 777 43,266
Doral Group Renewable Energy Resources Ltd.
(a)
... 4,378 160,521
El Al Israel Airlines
(b)
....................... 17,022 81,215
Elco Ltd. ............................... 870 45,652
Electra Consumer Products 1970 Ltd.
(b)
.......... 1,056 33,746
Electra Ltd. ............................. 1,892 71,568
Electra Real Estate Ltd.
(a) (b)
.................. 2,543 43,641
Energix-Renewable Energies Ltd. .............. 19,008 194,566
Equital Ltd.
(a)
............................ 1,521 60,611
Etoro Group Ltd. , Class A
(a)
.................. 2,923 122,708
Fattal Holdings 1998 Ltd.
(a)
.................. 498 150,226
FIBI Holdings Ltd. ........................ 1,067 117,107
First International Bank Of Israel Ltd. (The) ....... 3,659 310,233
Fiverr International Ltd.
(a) (b)
................... 179 1,967
Formula Systems 1985 Ltd.
(b)
................. 684 89,563
Fox Wizel Ltd.
(b)
.......................... 684 76,136
Gav-Yam Lands Corp. Ltd. .................. 3,325 45,615
Gilat Satellite Networks Ltd.
(a) (b)
............... 2,764 50,237
Global-e Online Ltd.
(a)
...................... 6,386 195,667
Hilan Ltd.
(b)
............................. 963 74,815
IDI Insurance Co. Ltd. ...................... 561 44,519
Inmode Ltd.
(a) (b)
.......................... 4,868 67,811
Inrom Construction Industries Ltd. ............. 6,275 62,764
Isracard Ltd. ............................ 13,860 62,887
Israel Canada T.R Ltd. ..................... 13,210 98,878
Israel Corp. Ltd.
(b)
......................... 219 71,997
Isras Holdings Ltd. ........................ 312 37,513
Isrotel Ltd.
(a)
............................ 1,093 56,435
Ituran Location and Control Ltd. ............... 1,149 75,317
Kenon Holdings Ltd.
(b)
...................... 1,265 114,357
Kornit Digital Ltd.
(a)
........................ 2,915 47,019
Kvutzat Acro Ltd.
(a) (b)
....................... 2,264 39,521
M Yochananof & Sons Ltd. .................. 307 44,675
Matrix IT Ltd. ............................ 3,765 118,543
Max Stock Ltd. .......................... 7,065 98,956
Mega Or Holdings Ltd. ..................... 1,532 369,596
Meitav Investment House Ltd. ................ 2,145 130,045
Melisron Ltd. ............................ 1,436 225,014
Menora Mivtachim Holdings Ltd. ............... 1,343 248,017
Meshek Energy Renewable Energies Ltd.
(a) (b)
...... 19,270 111,244
Migdal Insurance & Financial Holdings Ltd.
(a)
...... 35,017 236,214
Mivne Real Estate KD Ltd.
(b)
................. 34,842 177,141
Mivtach Shamir Holdings Ltd. ................. 305 55,176
Mobileye Global, Inc. , Class A
(a)
............... 7,952 82,224
Monday.com Ltd.
(a)
........................ 2,573 215,154
Nayax Ltd.
(a) (b)
........................... 1,056 80,985
Neto Malinda Trading Ltd. ................... 780 45,342
Next Vision Stabilized Systems Ltd. ............ 4,539 482,958
Nice Ltd.
(a)
............................. 3,389 306,006
Oddity Tech Ltd. , Class A
(a) (b)
................. 2,358 31,857

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Israel (continued)
Oil Refineries Ltd. ........................ 186,187 $ 106,845
One Software Technologies Ltd. ............... 3,287 77,346
OY Nofar Energy Ltd.
(a)
..................... 1,622 161,401
Pagaya Technologies Ltd. , Class A
(a) (b)
........... 3,194 48,293
Partner Communications Co. Ltd. .............. 8,434 125,491
Paz Retail And Energy Ltd. .................. 591 174,355
Qualitau Ltd. ............................ 230 55,340
Radware Ltd.
(a) (b)
......................... 2,450 74,333
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 542 76,226
REIT 1 Ltd. ............................. 11,596 92,016
Retailors Ltd.
(a) (b)
......................... 1,521 15,315
Riskified Ltd. , Class A
(a) (b)
................... 7,319 35,717
Sella Capital Real Estate Ltd. ................. 16,836 60,215
Shapir Engineering and Industry Ltd. ............ 9,550 154,313
Shikun & Binui Ltd.
(a) (b)
..................... 25,022 192,188
Shufersal Ltd.
(b)
.......................... 11,875 205,407
Strauss Group Ltd. ........................ 3,822 164,294
Summit Real Estate Holdings Ltd. .............. 2,450 43,853
Taboola.com Ltd.
(a)
........................ 11,875 57,950
Tel Aviv Stock Exchange Ltd. ................. 6,007 360,378
Turpaz Industries Ltd. ...................... 2,962 78,666
UroGen Pharma Ltd.
(a)
..................... 2,395 67,371
Wix.com Ltd.
(a)
........................... 2,118 118,735
YH Dimri Construction & Development Ltd. ....... 581 78,349
ZIM Integrated Shipping Services Ltd. ........... 7,226 169,739
11,356,052
a
Italy  —  0 .9%
A2A SpA .............................. 93,047 243,921
ACEA SpA ............................. 2,822 74,916
Amplifon SpA ........................... 7,043 88,388
Ascopiave SpA .......................... 7,073 26,482
Avio SpA .............................. 2,461 123,592
Azimut Holding SpA ....................... 6,947 281,598
Banca Generali SpA ....................... 3,473 221,454
Banca IFIS SpA .......................... 2,450 57,882
Banco di Desio e della Brianza SpA ............ 2,729 29,452
BFF Bank SpA
(a) (d)
........................ 3,884 12,735
Brembo N.V. ............................ 8,899 120,964
Brunello Cucinelli SpA
(b)
.................... 2,078 199,266
Carel Industries SpA
(d)
..................... 3,008 109,291
Cembre SpA ............................ 392 40,876
Cementir Holding N.V. ..................... 3,566 60,759
Credito Emiliano SpA ...................... 4,170 74,851
Danieli & C Officine Meccaniche SpA ........... 638 54,723
De' Longhi SpA .......................... 4,589 190,608
DiaSorin SpA
(b)
.......................... 1,370 106,222
El.En. SpA ............................. 3,659 67,992
Enav SpA
(d)
............................. 16,092 101,224
ERG SpA .............................. 3,101 82,936
Ferretti SpA
(b)
........................... 23,499 83,990
Fila SpA
(b)
.............................. 2,729 28,175
Fincantieri SpA
(a)
......................... 7,609 104,920
GVS SpA
(a) (b) (d)
........................... 6,389 31,783
Hera SpA .............................. 48,742 219,103
Intercos SpA , NVS ........................ 3,659 52,239
Interpump Group SpA ...................... 4,589 191,711
Iren SpA ............................... 38,633 120,765
Italmobiliare SpA
(b)
........................ 964 31,921
Iveco Group N.V.
(b)
........................ 12,263 198,911
Juventus Football Club SpA , NVS
(a) (b)
........... 6,854 16,317
Lottomatica Group SpA ..................... 15,719 464,274
Maire SpA ............................. 8,806 150,033
MARR SpA
(b)
............................ 2,822 23,271
MFE-MediaForEurope N.V. , Class A ............ 9,922 34,962
Security Shares Value
a
Italy (continued)
NewPrinces SpA , NVS
(a) (b)
................... 1,328 $ 24,040
Nexi SpA
(d)
............................. 32,086 131,269
OVS SpA
(d)
............................. 12,280 80,142
Piaggio & C SpA
(b)
........................ 13,581 27,477
Pirelli & C SpA
(d)
......................... 10,200 74,978
RAI Way SpA
(d)
.......................... 7,337 48,352
Reply SpA ............................. 1,428 171,371
Saipem SpA ............................ 77,048 370,258
Salvatore Ferragamo SpA
(a) (b)
................. 4,217 46,352
Sanlorenzo SpA .......................... 1,242 53,771
Sesa SpA .............................. 591 66,811
SOL SpA .............................. 2,450 161,459
Tamburi Investment Partners SpA .............. 6,854 71,711
Technogym SpA
(d)
........................ 7,226 149,987
Webuild SpA ............................ 30,232 86,820
5,687,305
a
Japan  —  12 .2%
77 Bank Ltd. (The) ........................ 10,200 202,170
ABC-Mart, Inc. .......................... 5,800 95,850
Acom Co. Ltd. ........................... 31,200 91,544
Activia Properties, Inc. ..................... 122 100,193
ADEKA Corp. ........................... 4,700 126,370
Advance Residence Investment Corp. ........... 173 167,281
AEON Financial Service Co. Ltd. .............. 10,200 96,770
AEON REIT Investment Corp. ................ 67 51,638
Aica Kogyo Co. Ltd. ....................... 4,200 90,910
Aichi Financial Group, Inc. ................... 15,000 127,920
Aichi Steel Corp. ......................... 2,000 37,203
Ain Holdings, Inc. ......................... 2,100 72,560
Air Water, Inc. ........................... 12,400 202,352
Alfresa Holdings Corp. ..................... 11,600 162,785
Alps Alpine Co. Ltd. ....................... 11,400 155,503
ALSOK Co. Ltd. .......................... 21,600 152,712
Amada Co. Ltd. .......................... 19,900 375,528
Amano Corp. ........................... 3,900 87,489
Anritsu Corp. ............................ 7,700 219,784
Anycolor, Inc.
(b)
.......................... 2,500 45,131
Aoyama Trading Co. Ltd. .................... 7,800 33,988
Aozora Bank Ltd. ......................... 6,300 105,767
Appier Group, Inc. ........................ 12,600 75,572
ARCHION Corp.
(b)
........................ 20,900 46,061
Arcs Co. Ltd. ............................ 3,000 60,936
ARE Holdings, Inc. ........................ 6,100 129,295
Artience Co. Ltd. ......................... 2,100 55,108
As One Corp. ........................... 4,800 63,586
Asahi Intecc Co. Ltd. ...................... 15,700 370,737
Astroscale Holdings, Inc.
(a)
................... 5,700 98,027
Atom Corp.
(a)
............................ 400 1,685
Autobacs Seven Co. Ltd. .................... 5,300 49,484
Awa Bank Ltd. (The) ....................... 2,400 101,055
Axial Retailing, Inc. ....................... 3,600 23,553
Azbil Corp. ............................. 29,400 306,816
AZ-COM MARUWA Holdings, Inc. ............. 12,600 63,010
Bank of Nagoya Ltd. (The) ................... 2,600 95,786
BayCurrent, Inc. ......................... 8,400 297,115
Bic Camera, Inc. ......................... 5,600 62,517
BIPROGY, Inc. .......................... 4,500 129,485
Blue Zones Holdings Co. Ltd. ................. 7,500 81,518
Brother Industries Ltd. ..................... 15,400 362,328
Bunka Shutter Co. Ltd. ..................... 3,200 37,634
C Uyemura & Co. Ltd. ...................... 800 117,142
Calbee, Inc. ............................ 4,800 87,522
Canon Marketing Japan, Inc. ................. 200 4,466
Casio Computer Co. Ltd. .................... 15,600 175,237

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
CCI Group, Inc. .......................... 11,800 $ 76,928
Chiyoda Corp.
(a) (b)
......................... 9,500 44,827
Chugin Financial Group, Inc. ................. 11,600 217,845
Chugoku Electric Power Co., Inc. (The) .......... 21,900 120,309
Chugoku Marine Paints Ltd. .................. 3,100 65,390
Citizen Watch Co. Ltd. ..................... 11,300 164,294
CKD Corp. ............................. 3,300 135,501
Coca-Cola Bottlers Japan Holdings, Inc. ......... 7,700 171,004
Colowide Co. Ltd.
(b)
....................... 5,400 60,630
Comforia Residential REIT, Inc. ............... 160 106,112
COMSYS Holdings Corp. ................... 6,800 231,714
Cosmo Energy Holdings Co. Ltd. .............. 7,000 164,329
Cosmos Pharmaceutical Corp. ................ 2,400 90,596
CRE Logistics REIT, Inc. .................... 35 32,478
Create Restaurants Holdings, Inc.
(b)
............ 21,900 97,006
Credit Saison Co. Ltd. ...................... 7,200 185,111
CyberAgent, Inc. ......................... 31,200 253,244
Daicel Corp. ............................ 12,900 107,870
Dai-Dan Co. Ltd. ......................... 5,400 89,564
Daido Steel Co. Ltd. ....................... 7,800 101,899
Daiei Kankyo Co. Ltd. ...................... 3,200 79,113
Daihen Corp. ........................... 1,400 139,076
Daiichikosho Co. Ltd. ...................... 4,100 42,026
Daio Paper Corp. ......................... 12,600 74,995
Daiseki Co. Ltd. .......................... 2,200 55,743
Daishi Hokuetsu Financial Group, Inc. ........... 14,800 187,965
Daiwa House REIT Investment Corp. , Class A ..... 274 207,366
Daiwa Office Investment Corp. , Class A .......... 34 67,876
Daiwa Securities Living Investments Corp. , Class A .. 99 63,020
Daiwabo Holdings Co. Ltd. .................. 6,000 128,856
DCM Holdings Co. Ltd. ..................... 13,000 119,172
DeNA Co. Ltd. ........................... 6,200 103,692
Denka Co. Ltd. .......................... 5,000 140,374
Dentsu Group, Inc.
(a) (b)
..................... 12,300 231,811
Dentsu Soken, Inc. ........................ 6,000 79,363
Dexerials Corp. .......................... 10,700 270,748
DIC Corp. .............................. 5,700 172,628
DMG Mori Co. Ltd. ........................ 8,100 174,794
Dowa Holdings Co. Ltd. .................... 3,200 207,043
DTS Corp. ............................. 11,300 70,832
Duskin Co. Ltd. .......................... 3,100 78,106
EDION Corp. ........................... 2,700 40,178
Electric Power Development Co. Ltd. ........... 8,800 221,860
Exedy Corp. ............................ 2,100 82,253
EXEO Group, Inc. ........................ 12,800 228,238
Ezaki Glico Co. Ltd. ....................... 2,900 98,965
FCC Co. Ltd. ............................ 2,300 50,194
Ferrotec Corp. ........................... 2,500 136,089
Financial Partners Group Co. Ltd. .............. 7,800 76,721
First Bank of Toyama Ltd. (The) ............... 3,100 48,711
Food & Life Companies Ltd. ................. 6,600 449,687
Freee KK
(a) (b)
............................ 3,300 43,895
Frontier Real Estate Investment Corp. ........... 147 75,304
Fuji Corp. .............................. 4,400 218,480
Fuji Media Holdings, Inc. .................... 3,600 85,230
FUJI OIL CO. LTD. ........................ 3,500 77,060
Fuji Seal International, Inc. .................. 2,400 39,811
Fujimi, Inc. ............................. 4,200 104,216
Fukuda Denshi Co. Ltd. .................... 900 65,972
Fukuoka Financial Group, Inc. ................ 10,900 449,150
Fukuoka REIT Corp. ....................... 42 45,016
Furuno Electric Co. Ltd. .................... 1,300 48,997
Furuya Metal Co. Ltd. ...................... 1,100 60,572
Fuso Chemical Co. Ltd. .................... 3,600 96,317
Security Shares Value
a
Japan (continued)
Fuyo General Lease Co. Ltd. ................. 3,300 $ 86,856
GENDA, INC.
(b)
.......................... 12,600 48,576
Global One Real Estate Investment Corp. ........ 58 40,780
Glory Ltd. .............................. 3,600 92,193
GLP J-REIT ............................ 312 261,839
GMO internet group, Inc. .................... 4,800 98,965
GMO Payment Gateway, Inc. ................. 2,500 137,743
GNI Group Ltd.
(a)
......................... 4,500 71,854
Goldwin, Inc. ............................ 4,600 60,896
GS Yuasa Corp. ......................... 6,200 255,016
Gunma Bank Ltd. (The) .................... 20,500 291,239
Gunze Ltd. ............................. 1,900 44,417
H.U. Group Holdings, Inc. ................... 3,200 62,628
H2O Retailing Corp. ....................... 5,300 83,075
Hachijuni Nagano Bank Ltd. ................. 24,100 351,919
Hakuhodo DY Holdings, Inc. ................. 13,000 91,267
Hamakyorex Co. Ltd. ...................... 3,400 40,429
Hamamatsu Photonics KK ................... 19,100 343,199
Hankyu Hanshin REIT, Inc. , Class A ............ 38 34,338
Hanwa Co. Ltd. .......................... 9,000 106,983
Harmonic Drive Systems, Inc. ................ 3,800 185,864
Haseko Corp. ........................... 6,600 112,318
Hazama Ando Corp. ....................... 8,700 98,280
Heiwa Corp. ............................ 4,400 53,619
Heiwa Real Estate Co. Ltd. .................. 2,400 35,057
Heiwa Real Estate REIT, Inc. ................. 126 107,333
Hirogin Holdings, Inc. ...................... 14,800 187,518
Hirose Electric Co. Ltd. ..................... 1,700 300,742
Hitachi Construction Machinery Co. Ltd. ......... 5,800 188,915
Hokkaido Electric Power Co., Inc.
(b)
............. 12,000 70,234
Hokuetsu Corp. .......................... 12,600 72,252
Hokuhoku Financial Group, Inc. ............... 6,200 251,668
Hokuriku Electric Power Co. ................. 13,000 68,090
Horiba Ltd. ............................. 2,000 329,220
Hoshino Resorts REIT, Inc. .................. 54 81,577
Hoshizaki Corp. .......................... 6,500 214,761
Hosiden Corp. ........................... 2,500 42,644
House Foods Group, Inc. ................... 1,800 38,591
Hulic REIT, Inc. .......................... 78 76,478
Hyakugo Bank Ltd. (The) ................... 12,300 147,496
Hyakujushi Bank Ltd. (The) .................. 5,600 87,513
Ichibanya Co. Ltd.
(b)
....................... 5,800 32,229
Ichigo Office REIT Investment Corp. ............ 119 64,909
Ichigo, Inc. ............................. 31,200 88,270
IDOM, Inc. ............................. 3,800 32,218
Iida Group Holdings Co. Ltd. ................. 9,300 124,373
Iino Kaiun Kaisha Ltd. ...................... 4,200 41,459
Inaba Denki Sangyo Co. Ltd. ................. 6,100 106,414
Inabata & Co. Ltd. ........................ 3,800 91,261
Industrial & Infrastructure Fund Investment Corp. , Class
A .................................. 175 154,066
Infomart Corp. ........................... 21,900 54,185
INFRONEER Holdings, Inc. .................. 11,600 178,025
Internet Initiative Japan, Inc. ................. 6,600 128,443
Invincible Investment Corp. .................. 498 191,567
Isetan Mitsukoshi Holdings Ltd. ............... 19,500 415,639
Ito En Ltd. .............................. 3,900 73,523
Itoham Yonekyu Holdings, Inc. ................ 2,300 70,907
Iwatani Corp. ........................... 13,300 168,353
Iyogin Holdings, Inc. ....................... 14,200 272,506
Izumi Co. Ltd. ........................... 6,500 36,568
J Front Retailing Co. Ltd. .................... 14,700 200,496
JAC Recruitment Co. Ltd. ................... 12,600 67,034
JAFCO Group Co. Ltd. ..................... 2,900 41,055

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Japan Airlines Co. Ltd. ..................... 8,200 $ 140,285
Japan Airport Terminal Co. Ltd. ............... 4,300 130,360
Japan Aviation Electronics Industry Ltd. .......... 6,800 107,777
Japan Elevator Service Holdings Co. Ltd. ......... 8,600 94,658
Japan Excellent, Inc. ...................... 126 111,136
Japan Hotel REIT Investment Corp. , Class A ...... 374 179,854
Japan Lifeline Co. Ltd. ..................... 3,400 28,325
Japan Logistics Fund, Inc. ................... 149 85,976
Japan Material Co. Ltd. ..................... 4,100 52,716
Japan Metropolitan Fund Invest ............... 497 350,980
Japan Petroleum Exploration Co. Ltd. ........... 9,300 104,519
Japan Prime Realty Investment Corp. ........... 206 122,973
Japan Pulp & Paper Co. Ltd. ................. 14,300 104,375
Japan Real Estate Investment Corp. ............ 394 282,642
Japan Securities Finance Co. Ltd. ............. 4,800 68,934
Japan Steel Works Ltd. (The) ................. 3,800 182,948
Jeol Ltd. ............................... 2,700 120,548
JGC Holdings Corp. ....................... 15,000 255,952
Joyful Honda Co. Ltd. ...................... 3,100 43,449
JTEKT Corp. ............................ 12,600 171,229
Juroku Financial Group, Inc. ................. 9,000 119,721
JVCKenwood Corp. ....................... 12,600 87,910
Kadokawa Corp. ......................... 4,900 98,145
Kaga Electronics Co. Ltd. ................... 2,100 58,333
Kagome Co. Ltd. ......................... 4,900 79,142
Kakaku.com, Inc.
(a)
........................ 9,500 199,298
Kaken Pharmaceutical Co. Ltd. ............... 2,100 52,479
Kamigumi Co. Ltd. ........................ 4,800 142,917
Kanadevia Corp. ......................... 5,300 46,123
Kanamoto Co. Ltd. ........................ 1,800 56,191
Kandenko Co. Ltd. ........................ 6,200 253,375
Kaneka Corp. ........................... 3,400 117,730
Kanematsu Corp. ......................... 9,700 131,311
Kansai Paint Co. Ltd. ...................... 8,500 130,762
Kasumigaseki Capital Co. Ltd. ................ 1,500 57,257
Katitas Co. Ltd. .......................... 4,100 89,227
Kato Sangyo Co. Ltd. ...................... 1,700 62,443
KDX Realty Investment Corp. , Class A .......... 248 247,376
Keihan Holdings Co. Ltd. .................... 6,600 132,568
Keikyu Corp. ............................ 10,600 100,433
Keio Corp. ............................. 8,600 39,845
Keisei Electric Railway Co. Ltd. ............... 26,400 180,764
Keiyo Bank Ltd. (The) ...................... 7,400 120,092
Kewpie Corp. ........................... 6,800 171,745
Kinden Corp. ............................ 7,200 323,835
Kintetsu Group Holdings Co. Ltd. .............. 11,500 258,870
Kitz Corp. .............................. 4,900 68,757
Kiyo Bank Ltd. (The) ....................... 4,700 125,259
Kobayashi Pharmaceutical Co. Ltd. ............. 2,800 102,883
Kobe Bussan Co. Ltd. ...................... 9,000 153,076
Kobe Steel Ltd. .......................... 22,000 273,703
Koei Tecmo Holdings Co. Ltd.
(b)
............... 12,600 117,207
Koito Manufacturing Co. Ltd. ................. 11,400 200,068
Kokusai Electric Corp. ..................... 12,200 627,659
Kokuyo Co. Ltd. .......................... 22,200 114,647
KOMEDA Holdings Co. Ltd. .................. 3,700 65,583
Konica Minolta, Inc. ....................... 31,200 119,314
Kose Holdings Corp. ...................... 2,100 73,843
Kotobuki Spirits Co. Ltd. .................... 6,100 79,857
Kraftia Corp. ............................ 3,100 180,769
K's Holdings Corp. ........................ 8,400 110,548
Kumagai Gumi Co. Ltd. ..................... 10,500 93,988
Kumiai Chemical Industry Co. Ltd. ............. 14,900 71,611
Kuraray Co. Ltd. ......................... 4,400 45,273
Security Shares Value
a
Japan (continued)
Kureha Corp. ........................... 1,700 $ 41,664
Kurita Water Industries Ltd. .................. 6,300 345,939
Kusuri no Aoki Holdings Co. Ltd. .............. 5,300 115,374
KYB Corp. ............................. 2,500 63,477
Kyoritsu Maintenance Co. Ltd. ................ 3,600 56,578
Kyoto Financial Group, Inc. .................. 15,500 431,078
Kyushu Electric Power Co., Inc. ............... 25,800 265,377
Kyushu Financial Group, Inc. ................. 24,800 215,474
Kyushu Railway Co. ....................... 8,400 185,758
LaSalle Logiport REIT ...................... 112 102,433
Leopalace21 Corp. ........................ 12,100 47,306
LIFENET INSURANCE CO.
(a)
................. 3,600 38,588
Lintec Corp. ............................ 3,500 126,206
Lion Corp. ............................. 15,200 154,411
Lixil Corp. .............................. 19,100 202,036
M3, Inc. ............................... 24,300 216,840
Mabuchi Motor Co. Ltd. ..................... 10,400 101,238
Macnica Holdings, Inc. ..................... 8,600 167,923
Makino Milling Machine Co. Ltd. ............... 1,800 149,617
Mani, Inc. .............................. 4,500 49,471
Marui Group Co. Ltd. ...................... 10,000 171,383
Maruichi Steel Tube Ltd. .................... 12,100 137,128
Maruwa Co. Ltd. ......................... 600 279,977
Matsui Securities Co. Ltd. ................... 6,200 37,848
MatsukiyoCocokara & Co. ................... 19,200 273,717
Max Co. Ltd. ............................ 7,600 78,905
Mazda Motor Corp. ....................... 23,300 166,460
McDonald's Holdings Co. Japan Ltd.
(b)
........... 5,200 254,343
MCJ Co. Ltd.
(a)
.......................... 1,400 19,164
Mebuki Financial Group, Inc. ................. 51,700 432,220
MEC Co. Ltd. ........................... 900 60,691
Medipal Holdings Corp. ..................... 11,300 194,902
Megmilk Snow Brand Co. Ltd. ................ 2,600 56,961
Meidensha Corp. ......................... 2,300 145,206
MEIJI Holdings Co. Ltd. .................... 10,100 238,459
Meiko Electronics Co. Ltd. ................... 1,400 338,230
MEITEC Group Holdings, Inc. ................ 5,400 102,234
Menicon Co. Ltd.
(b)
........................ 3,700 37,665
Mercari, Inc.
(a)
........................... 6,900 183,391
Metaplanet, Inc.
(a)
......................... 30,500 55,774
Micronics Japan Co. Ltd. .................... 1,700 156,896
Mirai Corp. ............................. 115 31,699
MIRAIT ONE Corp. ....................... 5,200 128,151
MIRARTH Real Estate Investment Corp. ......... 61 31,715
MISUMI Group, Inc. ....................... 16,400 387,364
Mitsubishi Estate Logistics REIT Investment Corp. .. 127 96,927
Mitsubishi Gas Chemical Co., Inc. ............. 10,000 347,293
Mitsubishi Logistics Corp. ................... 14,900 140,397
Mitsubishi Materials Corp. ................... 7,500 242,940
Mitsubishi Motors Corp.
(b)
................... 49,800 116,086
Mitsui Chemicals, Inc. ...................... 21,900 299,388
Mitsui E&S Co. Ltd. ....................... 5,900 164,912
Mitsui Fudosan Accommodations Fund, Inc. , Class A . 167 131,975
Mitsui Fudosan Logistics Park, Inc. ............. 219 148,353
Mitsui High-Tec, Inc. ....................... 12,600 80,855
Mitsui-Soko Holdings Co. Ltd. ................ 3,900 94,301
Miura Co. Ltd. ........................... 5,300 106,924
Mizuho Leasing Co. Ltd. .................... 7,600 62,093
Mizuno Corp. ........................... 4,200 86,424
Modec, Inc. ............................. 2,900 182,975
Monex Group, Inc. ........................ 17,200 70,137
Money Forward, Inc.
(a) (b)
.................... 3,400 92,917
Monogatari Corp. (The) ..................... 2,500 78,956
MonotaRO Co. Ltd. ....................... 14,600 172,558

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
Mori Hills REIT Investment Corp. , Class A ........ 54 $ 43,909
Mori Trust REIT, Inc. ....................... 154 71,541
Morinaga & Co. Ltd. ....................... 3,200 49,980
Morinaga Milk Industry Co. Ltd. ............... 4,000 121,994
Musashi Seimitsu Industry Co. Ltd. ............. 3,700 219,595
Musashino Bank Ltd. (The) .................. 4,800 73,055
Nabtesco Corp. .......................... 6,700 231,662
Nagase & Co. Ltd. ........................ 26,000 183,500
Nagoya Railroad Co. Ltd. ................... 11,800 133,191
Nakanishi, Inc. .......................... 6,500 124,411
Namura Shipbuilding Co. Ltd. ................ 3,100 72,650
NANKAI Co. Ltd. ......................... 5,400 94,578
Nanto Bank Ltd. (The) ..................... 13,500 143,017
Nextage Co. Ltd. ......................... 3,600 79,872
NGK Corp. ............................. 11,900 471,321
NH Foods Ltd. ........................... 5,100 195,087
NHK Spring Co. Ltd. ....................... 10,500 236,252
Nichias Corp. ........................... 12,300 272,388
Nichicon Corp. .......................... 2,500 59,072
Nichirei Corp. ........................... 12,400 142,026
Nifco, Inc. .............................. 6,100 173,056
Nihon Dengi Co. Ltd. ...................... 2,800 43,020
Nihon Kohden Corp. ....................... 10,100 91,673
Nihon M&A Center Holdings, Inc. .............. 21,900 89,728
Nihon Parkerizing Co. Ltd. ................... 5,900 55,251
Nikkon Holdings Co. Ltd.
(b)
................... 5,700 212,211
Nikon Corp.
(b)
........................... 15,100 174,891
Nippn Corp. ............................ 7,000 117,000
Nippon Densetsu Kogyo Co. Ltd. .............. 2,700 76,437
Nippon Electric Glass Co. Ltd. ................ 4,000 163,931
NIPPON EXPRESS HOLDINGS, INC. ........... 10,900 359,661
Nippon Gas Co. Ltd. ....................... 6,400 111,077
Nippon Kayaku Co. Ltd. .................... 7,700 102,956
Nippon Light Metal Holdings Co. Ltd. ............ 4,500 89,531
Nippon Paper Industries Co. Ltd. .............. 1,500 11,863
Nippon Prologis REIT, Inc. ................... 408 218,424
NIPPON REIT Investment Corp. ............... 175 94,358
Nippon Shinyaku Co. Ltd. ................... 4,200 110,671
Nippon Shokubai Co. Ltd. ................... 6,600 85,413
Nippon Soda Co. Ltd. ...................... 3,400 77,709
Nippon Television Holdings, Inc. ............... 3,600 64,184
Nipro Corp. ............................. 9,300 100,431
Nishimatsu Construction Co. Ltd. .............. 2,400 81,656
Nishi-Nippon Financial Holdings, Inc. ........... 7,000 173,665
Nishi-Nippon Railroad Co. Ltd. ................ 4,800 84,819
Nissan Chemical Corp. ..................... 7,300 343,765
Nissan Shatai Co. Ltd. ..................... 12,600 86,450
Nisshin Oillio Group Ltd. (The) ................ 7,200 79,157
Nisshin Seifun Group, Inc. ................... 12,900 159,002
Nisshinbo Holdings, Inc. .................... 8,600 130,014
Nissin Foods Holdings Co. Ltd. ............... 12,400 207,875
Nissui Corp. ............................ 19,600 162,892
Niterra Co. Ltd. .......................... 9,600 612,154
Nittetsu Mining Co. Ltd. ..................... 3,700 55,736
Nitto Boseki Co. Ltd.
(b)
..................... 1,700 241,987
NOF Corp. ............................. 12,200 213,532
Nojima Corp. ............................ 13,000 117,129
NOK Corp. ............................. 5,000 90,495
Nomura Co. Ltd. ......................... 11,400 77,794
Nomura Micro Science Co. Ltd. ............... 1,800 51,785
Nomura Real Estate Holdings, Inc. ............. 33,400 190,606
Nomura Real Estate Master Fund, Inc. .......... 224 214,569
Noritake Co. Ltd. ......................... 2,200 54,260
North Pacific Bank Ltd. ..................... 16,000 97,983
Security Shares Value
a
Japan (continued)
NS Solutions Corp. ....................... 5,100 $ 111,597
NSD Co. Ltd. ........................... 4,900 78,381
NSK Ltd. .............................. 22,700 177,947
NTN Corp. ............................. 40,500 115,098
NTT UD REIT Investment Corp. ............... 114 94,676
Nxera Pharma Co. Ltd.
(a) (b)
................... 12,600 84,439
OBIC Business Consultants Co. Ltd. ............ 2,400 92,572
Odakyu Electric Railway Co. Ltd. .............. 21,900 222,417
Ogaki Kyoritsu Bank Ltd. (The) ................ 2,000 90,709
Ohsho Food Service Corp. .................. 2,900 49,127
Oji Holdings Corp. ........................ 46,100 226,315
Okamura Corp. .......................... 3,600 52,234
Okasan Securities Group, Inc. ................ 8,300 49,056
Oki Electric Industry Co. Ltd. ................. 5,000 111,506
Okinawa Cellular Telephone Co. ............... 4,400 98,052
OKUMA Corp. ........................... 3,500 89,541
Okumura Corp. .......................... 2,600 91,389
Omron Corp. ............................ 11,500 416,870
Ono Pharmaceutical Co. Ltd. ................. 23,800 357,123
Open House Group Co. Ltd. ................. 4,300 233,169
Open Up Group, Inc. ...................... 3,300 38,383
Oracle Corp. Japan ....................... 1,900 102,799
Organo Corp. ........................... 1,900 190,256
Orix JREIT, Inc. .......................... 405 244,335
Osaka Soda Co. Ltd. ...................... 4,400 51,857
OSG Corp. ............................. 4,000 85,997
PAL GROUP Holdings Co. Ltd. ................ 7,200 62,522
PALTAC Corp. ........................... 2,200 91,529
Park24 Co. Ltd. .......................... 7,700 89,675
Penta-Ocean Construction Co. Ltd. ............. 16,400 182,841
PeptiDream, Inc.
(a) (b)
....................... 10,700 74,275
Persol Holdings Co. Ltd. .................... 114,900 174,877
Pigeon Corp. ............................ 6,900 80,886
PILLAR Corp. ........................... 1,000 59,062
Pola Orbis Holdings, Inc. .................... 5,500 44,497
PowerX, Inc.
(a)
........................... 200 4,841
QPS Holdings, Inc.
(a)
...................... 2,600 66,279
Rakus Co. Ltd.
(b)
......................... 21,900 138,865
Rakuten Bank Ltd.
(a)
....................... 5,800 169,370
Relo Group, Inc. ......................... 5,500 63,594
Rengo Co. Ltd. .......................... 11,500 105,324
Resorttrust, Inc. .......................... 9,900 105,580
Ricoh Co. Ltd. ........................... 33,200 303,702
Rigaku Holdings Corp. ..................... 6,900 121,565
Rinnai Corp. ............................ 6,400 136,227
Rohm Co. Ltd. ........................... 21,000 719,000
Rohto Pharmaceutical Co. Ltd. ................ 11,900 177,709
Rorze Corp. ............................ 6,400 157,776
Round One Corp. ........................ 12,700 71,998
Saizeriya Co. Ltd. ........................ 2,200 73,616
San-A Co. Ltd. ........................... 2,500 48,740
San-Ai Obbli Co. Ltd. ...................... 3,000 39,995
SanBio Co. Ltd.
(a) (b)
........................ 4,300 38,509
Sangetsu Corp. .......................... 3,800 69,121
San-In Godo Bank Ltd. (The) ................. 9,600 124,597
Sanken Electric Co. Ltd.
(a)
................... 1,400 79,734
Sanki Engineering Co. Ltd. .................. 8,400 121,856
Sankyo Co. Ltd. .......................... 11,300 114,461
Sankyu, Inc. ............................ 2,700 152,138
Sansan, Inc. ............................ 7,200 76,188
Santen Pharmaceutical Co. Ltd. ............... 17,500 210,217
Sanwa Holdings Corp. ..................... 11,200 255,415
Sanyo Denki Co. Ltd. ...................... 2,100 89,434
Sapporo Holdings Ltd. ..................... 20,100 200,527

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Japan (continued)
Sawai Group Holdings Co. Ltd. ............... 6,600 $ 72,433
Sega Sammy Holdings, Inc. .................. 9,300 134,860
Seiko Epson Corp. ........................ 12,000 220,716
Seiko Group Corp. ........................ 4,400 194,957
Seikoh Giken Co. Ltd. ...................... 300 50,787
Seino Holdings Co. Ltd. .................... 5,400 92,314
Seiren Co. Ltd. .......................... 3,900 80,694
Sekisui Chemical Co. Ltd. ................... 19,800 284,737
Sekisui House REIT, Inc. .................... 266 136,933
Senko Group Holdings Co. Ltd. ............... 7,900 94,568
Senshu Ikeda Holdings, Inc. ................. 14,900 90,365
Septeni Holdings Co. Ltd. ................... 21,900 78,000
Seria Co. Ltd. ........................... 2,800 66,561
Seven Bank Ltd. ......................... 59,100 100,318
SG Holdings Co. Ltd. ...................... 20,300 184,627
Sharp Corp.
(a)
........................... 21,900 85,526
Shibaura Mechatronics Corp. ................. 3,800 123,284
SHIFT, Inc.
(a) (b)
........................... 12,200 54,185
Shiga Bank Ltd. (The) ...................... 10,500 132,168
Shikoku Electric Power Co., Inc. ............... 9,300 85,117
Shikoku Kasei Holdings Corp. ................ 1,600 62,670
Shimadzu Corp. .......................... 15,600 369,581
Shimamura Co. Ltd. ....................... 8,000 165,360
Shinmaywa Industries Ltd. ................... 3,200 44,234
Ship Healthcare Holdings, Inc. ................ 6,100 79,908
Shizuoka Financial Group, Inc. ................ 26,300 474,584
SHO-BOND Holdings Co. Ltd. ................ 9,200 73,443
Simplex Holdings, Inc. ..................... 11,300 75,580
Sinfonia Technology Co. Ltd. ................. 1,500 129,541
Sinko Industries Ltd. ....................... 2,600 20,016
SKY Perfect JSAT Corp. .................... 6,400 179,327
Skylark Holdings Co. Ltd.
(b)
.................. 15,100 266,370
SMS Co. Ltd. ........................... 3,900 48,930
Socionext, Inc. .......................... 10,900 180,083
Sojitz Corp. ............................. 12,700 429,931
Sony Financial Group, Inc. .................. 348,400 306,257
SOSiLA Logistics REIT, Inc. .................. 56 40,260
Sotetsu Holdings, Inc. ...................... 4,700 71,991
Square Enix Holdings Co. Ltd. ................ 15,100 242,478
Stanley Electric Co. Ltd. .................... 5,900 131,544
Star Asia Investment Corp. .................. 155 53,223
Starts Corp., Inc. ......................... 2,800 79,754
Sugi Holdings Co. Ltd. ..................... 6,300 108,880
SUMCO Corp. ........................... 21,200 531,776
Sumitomo Bakelite Co. Ltd. .................. 3,100 134,035
Sumitomo Chemical Co. Ltd. ................. 96,300 367,691
Sumitomo Forestry Co. Ltd. .................. 31,200 255,694
Sumitomo Heavy Industries Ltd. ............... 6,600 215,812
Sumitomo Osaka Cement Co. Ltd. ............. 2,500 85,331
Sumitomo Pharma Co. Ltd.
(a)
................. 14,400 146,501
Sumitomo Rubber Industries Ltd. .............. 12,600 164,489
Sumitomo Warehouse Co. Ltd. (The) ........... 3,100 76,059
Sundrug Co. Ltd. ......................... 4,300 97,925
Suruga Bank Ltd. ......................... 7,100 103,428
Suzuken Co. Ltd. ......................... 4,100 136,365
SWCC Corp. ............................ 2,200 204,618
Sysmex Corp. ........................... 27,900 243,965
Systena Corp. ........................... 23,600 61,857
Tadano Ltd. ............................ 10,400 83,368
Taiheiyo Cement Corp. ..................... 7,400 209,786
Taikisha Ltd. ............................ 3,500 98,027
Taiyo Holdings Co. Ltd.
(a)
.................... 6,000 186,777
Taiyo Yuden Co. Ltd. ...................... 7,400 686,622
Takara Holdings, Inc. ...................... 8,900 124,449
Security Shares Value
a
Japan (continued)
Takasago Thermal Engineering Co. Ltd. ......... 7,200 $ 212,832
Takashimaya Co. Ltd. ...................... 15,300 191,342
Takeuchi Manufacturing Co. Ltd. .............. 2,800 119,673
Takuma Co. Ltd. ......................... 3,400 72,451
Tamron Co. Ltd. .......................... 8,300 54,880
TBS Holdings, Inc. ........................ 2,100 76,559
Teijin Ltd. .............................. 12,600 130,414
Tekscend Photomask Corp. .................. 2,800 80,766
THK Co. Ltd. ............................ 6,400 306,584
TIS, Inc. ............................... 12,100 257,867
Toa Corp. .............................. 4,600 67,465
Toagosei Co. Ltd. ......................... 4,900 54,066
Tobu Railway Co. Ltd. ...................... 12,000 209,596
Tocalo Co. Ltd. .......................... 4,500 88,038
Toda Corp. ............................. 12,600 122,805
Toei Animation Co. Ltd. ..................... 5,400 80,221
Toei Co. Ltd. ............................ 2,400 88,859
Toho Bank Ltd. (The) ...................... 11,500 54,388
Toho Gas Co. Ltd. ........................ 15,200 117,188
Toho Holdings Co. Ltd. ..................... 3,600 95,320
Tohoku Electric Power Co., Inc. ............... 31,200 197,112
Tokai Carbon Co. Ltd. ...................... 11,500 128,278
TOKAI Holdings Corp. ..................... 7,900 54,787
Tokai Rika Co. Ltd. ........................ 4,300 79,054
Tokai Tokyo Financial Holdings, Inc. ............ 14,600 63,615
Tokuyama Corp. ......................... 3,900 124,799
Tokyo Century Corp. ....................... 8,900 131,899
Tokyo Electric Power Co. Holdings, Inc.
(a)
......... 95,900 339,795
Tokyo Kiraboshi Financial Group, Inc. ........... 1,400 101,177
Tokyo Metro Co. Ltd.
(b)
..................... 4,800 44,065
Tokyo Ohka Kogyo Co. Ltd. .................. 5,800 400,796
Tokyo Seimitsu Co. Ltd. .................... 2,900 315,965
Tokyo Steel Manufacturing Co. Ltd. ............. 3,300 36,385
Tokyo Tatemono Co. Ltd. .................... 11,300 231,738
Tokyu Construction Co. Ltd. .................. 6,900 51,282
Tokyu Corp. ............................ 22,700 227,620
Tokyu Fudosan Holdings Corp. ................ 37,500 310,112
Tokyu REIT, Inc. ......................... 46 53,570
TOMONY Holdings, Inc. .................... 10,200 56,168
Tomy Co. Ltd. ........................... 6,400 126,836
Toridoll Holdings Corp.
(b)
.................... 3,500 83,036
Tosoh Corp. ............................ 16,700 287,898
TOTO Ltd. ............................. 8,000 384,771
Towa Corp. ............................. 6,900 130,304
Toyo Seikan Group Holdings Ltd. .............. 6,000 146,630
Toyo Suisan Kaisha Ltd. .................... 5,300 371,381
Toyo Tire Corp. .......................... 7,400 175,973
Toyobo Co. Ltd. .......................... 4,800 54,434
Toyoda Gosei Co. Ltd. ..................... 4,600 139,355
Toyota Boshoku Corp. ..................... 5,100 73,228
Trend Micro, Inc. ......................... 7,600 288,035
Trial Holdings, Inc.
(b)
....................... 3,000 53,967
TS Tech Co. Ltd. ......................... 4,800 54,476
Tsubakimoto Chain Co. ..................... 5,100 86,311
Tsugami Corp. ........................... 3,100 122,729
Tsumura & Co. .......................... 4,000 95,622
Tsuruha Holdings, Inc. ..................... 13,100 162,161
UACJ Corp. ............................ 9,700 202,278
UBE Corp. ............................. 5,700 105,504
Ulvac, Inc. ............................. 2,800 167,090
Umios Corp. ............................ 14,200 112,757
U-Next Holdings Co. Ltd. .................... 6,700 67,520
Union Tool Co. .......................... 500 68,967
United Super Markets Holdings, Inc. ............ 12,700 65,069

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Japan (continued)
United Urban Investment Corp. ............... 219 $ 222,989
Ushio, Inc. ............................. 5,200 135,560
USS Co. Ltd. ............................ 23,000 254,331
Valor Holdings Co. Ltd. ..................... 2,100 45,161
Visional, Inc.
(a)
........................... 1,800 88,720
Wacoal Holdings Corp. ..................... 2,500 72,448
Wacom Co. Ltd. .......................... 300 1,597
Workman Co. Ltd. ........................ 1,600 80,168
Yakult Honsha Co. Ltd. ..................... 16,800 282,173
Yamada Holdings Co. Ltd. ................... 32,600 127,829
Yamaguchi Financial Group, Inc. .............. 10,800 185,674
Yamaha Corp. ........................... 24,400 177,104
Yamaichi Electronics Co. Ltd. ................. 1,100 60,110
Yamanashi Chuo Bank Ltd. (The) .............. 1,600 59,034
Yamato Holdings Co. Ltd. ................... 15,600 177,970
Yamato Kogyo Co. Ltd. ..................... 2,200 162,890
Yamazaki Baking Co. Ltd. ................... 7,300 143,206
Yaskawa Electric Corp. ..................... 15,000 676,335
Yodoko Ltd. ............................ 9,000 71,405
Yokohama Rubber Co. Ltd. (The) .............. 7,500 338,091
Yonex Co. Ltd. ........................... 3,300 48,899
Yoshinoya Holdings Co. Ltd. ................. 3,900 77,935
Zenkoku Hosho Co. Ltd. .................... 6,200 115,502
Zeon Corp. ............................. 8,800 120,801
ZOZO, Inc. ............................. 21,500 133,672
81,003,852
a
Jersey  —  0 .0%
Rosebank Industries PLC
(a)
.................. 52,919 246,580
a
Netherlands  —  0 .6%
Aalberts N.V. ............................ 5,891 268,765
Allfunds Group PLC ....................... 18,171 181,481
AMG Critical Materials N.V. .................. 1,703 83,570
Arcadis N.V. ............................ 4,310 175,919
Basic-Fit N.V.
(a) (b) (d)
........................ 2,915 104,858
Constellium SE , Class A
(a)
................... 7,150 244,959
Corbion N.V. ............................ 3,101 72,751
Eurocommercial Properties N.V. ............... 2,636 89,625
Flow Traders Ltd.
(a)
........................ 2,639 76,338
Fugro N.V.
(b)
............................ 6,947 91,558
Havas N.V. ............................. 4,081 80,613
IMCD N.V. ............................. 3,619 372,706
Koninklijke BAM Groep N.V. ................. 15,999 207,227
Koninklijke Heijmans N.V. ................... 1,521 188,007
Koninklijke Vopak N.V. ..................... 3,473 185,421
OCI N.V.
(a)
............................. 6,482 28,248
Pharming Group N.V.
(a) (b)
.................... 44,524 59,790
Pharvaris N.V.
(a)
.......................... 1,399 42,194
Randstad N.V. ........................... 4,666 143,054
SBM Offshore N.V. ........................ 8,592 327,478
Signify N.V.
(b) (d)
.......................... 8,179 198,068
Sligro Food Group N.V. ..................... 1,917 28,898
TKH Group N.V. ......................... 2,450 131,445
TomTom N.V.
(a)
.......................... 5,705 33,612
Van Lanschot Kempen N.V. .................. 1,706 132,362
Wereldhave N.V. ......................... 3,101 75,533
3,624,480
a
New Zealand  —  0 .1%
Air New Zealand Ltd. ...................... 118,285 31,167
EBOS Group Ltd. ......................... 11,423 133,530
Fletcher Building Ltd.
(a)
..................... 63,871 119,646
Goodman New Zealand Ltd. & Goodman Property
Services NZ Ltd. ....................... 64,057 76,721
Security Shares Value
a
New Zealand (continued)
Kiwi Property Group Ltd. .................... 137,014 $ 77,253
Mercury NZ Ltd. .......................... 42,665 177,920
Ryman Healthcare Ltd.
(a)
.................... 54,354 73,823
Spark New Zealand Ltd. .................... 109,604 128,647
818,707
a
Norway  —  0 .8%
Aker ASA , Class A ........................ 1,335 179,897
Aker Solutions ASA ....................... 22,205 102,446
Atea ASA
(a)
............................. 4,682 84,112
Austevoll Seafood ASA ..................... 6,675 64,061
Bakkafrost P/F .......................... 3,008 149,124
BLUENORD ASA
(a)
....................... 1,428 80,804
BW LPG Ltd.
(d)
.......................... 5,705 112,293
Cadeler A.S.
(a)
........................... 13,581 87,526
DNO ASA .............................. 34,044 66,138
DOF Group ASA ......................... 8,806 113,903
Elkem ASA
(a) (d)
........................... 20,309 70,812
Elopak ASA ............................ 9,736 35,326
Entra ASA
(d)
............................ 4,124 46,653
Europris ASA
(d)
.......................... 9,457 94,709
Frontline PLC ........................... 8,620 294,591
Hoegh Autoliners ASA ..................... 4,734 70,141
Kitron ASA ............................. 11,875 146,664
Kongsberg Maritime A.S.
(a)
.................. 26,970 170,107
Leroy Seafood Group ASA ................... 14,418 68,141
LINK Mobility Group Holding ASA
(a) (b)
............ 15,379 45,340
MPC Container Ships ASA .................. 28,711 75,220
NORBIT ASA ........................... 2,133 43,138
Norconsult Norge A.S. ..................... 18,053 69,560
Nordic Semiconductor ASA
(a)
................. 10,945 236,633
Norwegian Air Shuttle ASA .................. 53,391 95,560
Odfjell Drilling Ltd. ........................ 6,761 64,199
Protector Forsikring ASA .................... 3,293 162,560
Scatec ASA
(a) (d)
.......................... 7,597 84,873
Seadrill Ltd.
(a)
........................... 3,520 166,038
SpareBank 1 Nord Norge ................... 5,393 87,359
Sparebank 1 Oestlandet .................... 4,217 90,127
SpareBank 1 SMN
(b)
....................... 7,848 162,945
SpareBank 1 Sor-Norge ASA ................. 12,564 260,941
Stolt-Nielsen Ltd. ......................... 1,706 54,152
Storebrand ASA .......................... 25,324 480,789
Subsea 7 SA ............................ 13,396 440,119
TGS ASA .............................. 11,689 190,888
TOMRA Systems ASA ..................... 13,210 138,603
Vend Marketplaces ASA , Class B .............. 10,487 278,324
Wallenius Wilhelmsen ASA , Class B ............ 6,296 80,824
Wilh Wilhelmsen Holding ASA , Class A .......... 1,149 86,363
5,432,003
a
Portugal  —  0 .1%
Altri SGPS SA
(b)
.......................... 5,891 34,047
CTT-Correios de Portugal SA ................. 5,426 38,374
Mota-Engil SGPS SA
(b)
..................... 5,545 30,663
Navigator Co. SA (The) ..................... 15,069 59,684
NOS SGPS SA .......................... 12,280 75,435
REN - Redes Energeticas Nacionais SGPS SA ..... 23,750 98,065
Sonae SGPS SA ......................... 50,973 113,201
449,469
a
Puerto Rico  —  0 .0%
EVERTEC, Inc. .......................... 3,223 78,867
a

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Singapore  —  0 .8%
AEM Holdings Ltd. ........................ 13,700 $ 111,640
AIMS APAC REIT ........................ 40,500 50,139
Bitdeer Technologies Group , Class A
(a) (b)
......... 6,203 108,490
CapitaLand Ascott Trust .................... 127,800 89,660
CapitaLand China Trust
(b)
................... 96,300 48,675
Capitaland India Trust ...................... 87,000 68,850
CDL Hospitality Trusts
(b)
.................... 77,700 46,863
City Developments Ltd. ..................... 31,200 209,700
ComfortDelGro Corp. Ltd.
(b)
.................. 115,400 116,558
Digital Core REIT Management Pte Ltd. ......... 68,400 33,516
ESR-REIT ............................. 21,680 40,442
Far East Hospitality Trust ................... 77,700 34,398
First Resources Ltd. ....................... 31,200 64,784
Frasers Centrepoint Trust ................... 80,500 143,250
Frasers Logistics & Commercial Trust ........... 189,200 148,256
Genting Singapore Ltd.
(b)
.................... 364,700 171,412
Golden Agri-Resources Ltd. .................. 375,200 80,821
Hafnia Ltd. ............................. 18,264 140,934
Hutchison Port Holdings Trust , Class U .......... 328,700 67,383
iFAST Corp. Ltd.
(b)
........................ 12,600 90,250
Keppel DC REIT ......................... 123,700 223,864
Keppel Infrastructure Trust .................. 179,900 74,709
Keppel REIT
(b)
........................... 197,375 133,774
Lendlease Global Commercial REIT
(b)
........... 305,026 133,774
Mapletree Industrial Trust
(b)
.................. 131,900 200,490
Mapletree Logistics Trust ................... 218,200 205,338
Mapletree Pan Asia Commercial Trust
(b)
.......... 124,900 125,265
NETLINK NBN TRUST ..................... 177,400 138,306
NTT DC REIT
(a)
.......................... 45,200 44,279
Olam Group Ltd.
(b)
........................ 68,400 66,993
Parkway Life REIT ........................ 21,400 67,229
Raffles Medical Group Ltd. .................. 59,100 44,687
Riverstone Holdings Ltd. .................... 68,400 49,828
SATS Ltd. .............................. 59,100 178,337
Seatrium Ltd. ........................... 141,800 235,474
Sheng Siong Group Ltd. .................... 49,800 118,987
SIA Engineering Co. Ltd.
(b)
................... 31,200 78,979
Singapore Post Ltd.
(b)
...................... 105,600 26,478
Starhill Global REIT ....................... 77,700 32,898
StarHub Ltd.
(b)
........................... 40,500 32,679
Stoneweg Europe Stapled Trust , NVS ........... 31,200 57,178
Suntec REIT ............................ 114,900 132,487
UMS Integration Ltd.
(b)
..................... 20,350 44,568
UOB-Kay Hian Holdings Ltd. ................. 20,900 64,424
UOL Group Ltd. .......................... 31,200 248,173
Venture Corp. Ltd. ........................ 16,200 228,479
Yangzijiang Financial Holding Ltd.
(a) (b)
........... 207,800 39,046
Yangzijiang Maritime Development Ltd.
(b)
......... 207,800 100,856
4,993,600
a
Spain  —  0 .5%
Acerinox SA ............................ 11,131 205,595
Almirall SA ............................. 4,541 60,570
Atresmedia Corp. de Medios de Comunicacion SA .. 7,003 42,123
CIE Automotive SA ........................ 2,543 87,249
Colonial SFL Socimi SA .................... 17,184 114,727
Construcciones y Auxiliar de Ferrocarriles SA ...... 1,335 97,232
Distribuidora Internacional de Alimentacion SA
(a)
.... 1,168 54,165
Elecnor SA ............................. 2,381 113,862
Enagas SA ............................. 14,151 280,927
Ence Energia y Celulosa SA
(a) (b)
............... 10,666 30,207
Fluidra SA ............................. 5,705 124,823
Gestamp Automocion SA
(d)
.................. 13,953 53,056
Grenergy Renovables SA
(a)
.................. 963 138,227
Grifols SA .............................. 13,110 141,921
Security Shares Value
a
Spain (continued)
HBX Group International PLC ................ 4,482 $ 37,042
Laboratorios Farmaceuticos Rovi SA ............ 1,335 92,115
Linea Directa Aseguradora SA Cia de Seguros y
Reaseguros ........................... 32,746 45,605
Logista Integral SA ........................ 3,566 139,121
Melia Hotels International SA ................. 7,505 98,044
Merlin Properties Socimi SA ................. 23,471 412,331
Neinor Homes SA
(d)
....................... 2,687 49,823
Pharma Mar SA .......................... 777 90,595
Prosegur Cia de Seguridad SA ................ 8,155 25,064
Sacyr SA .............................. 31,922 172,966
Solaria Energia y Medio Ambiente SA
(a)
.......... 4,221 115,603
Tecnicas Reunidas SA
(a)
.................... 2,620 96,164
Unicaja Banco SA
(d)
....................... 61,174 204,408
Vidrala SA ............................. 1,389 124,335
Viscofan SA ............................ 2,472 171,270
3,419,170
a
Sweden  —  1 .6%
AAK AB ............................... 10,759 288,632
AcadeMedia AB
(d)
......................... 5,147 57,083
AddLife AB , Class B ....................... 7,040 113,374
Addnode Group AB , Class B ................. 7,412 37,440
AFRY AB .............................. 5,891 72,785
Alimak Group AB
(d)
........................ 4,124 49,847
Alleima AB ............................. 11,224 103,774
Altra Fastigheter AB ....................... 9,922 77,641
Ambea AB
(d)
............................ 4,775 77,729
Apotea AB ............................. 3,456 27,511
AQ Group AB ........................... 3,566 92,132
Arjo AB , Class B ......................... 14,046 37,415
Asker Healthcare Group AB .................. 12,686 114,039
Asmodee Group AB , Class B ................. 7,690 123,848
Atrium Ljungberg AB , Class B ................ 18,264 60,332
Attendo AB
(d)
............................ 6,668 85,218
Avanza Bank Holding AB ................... 7,505 280,755
Axfood AB ............................. 6,482 185,198
Betsson AB , Class B ...................... 7,416 70,708
Better Collective A.S.
(a) (b)
.................... 2,915 38,012
Bilia AB , Class A ......................... 4,217 64,537
Billerud Aktiebolag ........................ 13,396 88,783
BioArctic AB , Class B
(d)
..................... 3,041 116,066
BioGaia AB , Class B ....................... 5,779 81,393
BoneSupport Holding AB
(a) (d)
................. 3,101 76,902
Boozt AB
(a) (d)
............................ 4,310 59,424
Bravida Holding AB
(d)
...................... 12,187 149,914
Bufab AB .............................. 7,969 101,146
Bure Equity AB .......................... 3,380 100,468
Camurus AB
(a)
........................... 2,171 123,773
Castellum AB ........................... 12,056 163,674
Catena AB ............................. 2,729 128,754
Cibus Real Estate AB publ ................... 3,752 62,214
Clas Ohlson AB , Class B .................... 2,636 120,231
Cloetta AB , Class B ....................... 12,990 69,855
Creades AB , Class A ...................... 13,308 110,715
Dios Fastigheter AB ....................... 8,527 62,938
Dometic Group AB
(a) (d)
...................... 18,171 63,292
Dynavox Group AB
(b)
...................... 5,043 44,303
Electrolux AB , Class B
(a) (b)
................... 11,578 36,457
Electrolux Professional AB , Class B ............ 14,139 74,058
Elekta AB , Class B ........................ 20,906 121,394
Embracer Group AB , Class B
(a) (b)
.............. 7,133 54,206
Engcon AB , Class B ....................... 3,101 23,731
Getinge AB , Class B ....................... 13,581 278,297
Granges AB ............................ 6,389 131,751

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Sweden (continued)
Hemnet Group AB ........................ 5,147 $ 54,881
Hexpol AB ............................. 15,720 124,326
HMS Networks AB ........................ 1,985 115,663
Hoist Finance AB
(d)
........................ 2,948 55,355
Holmen AB , Class B ....................... 4,144 137,688
Hufvudstaden AB , Class A ................... 6,668 91,067
Husqvarna AB , Class B ..................... 19,136 89,815
Instalco AB ............................. 16,464 68,785
Intea Fastigheter AB , Class B
(a)
............... 6,889 58,025
INVISIO AB ............................. 2,171 65,581
Inwido AB .............................. 3,101 48,500
JM AB ................................ 4,217 54,757
Kinnevik AB , Class B
(a) (b)
.................... 14,511 88,356
Lagercrantz Group AB , Class B ............... 12,007 331,468
Lindab International AB ..................... 4,496 69,702
Logistea AB , Class B ...................... 19,959 31,843
Loomis AB , Class B ....................... 4,217 208,040
Medcap AB
(a)
............................ 744 41,096
Medicover AB , Class B ..................... 3,938 89,140
Mildef Group AB ......................... 2,421 48,758
MIPS AB .............................. 1,613 42,220
Modern Times Group MTG AB , Class B
(a)
......... 4,932 71,151
Munters Group AB
(d)
....................... 7,690 160,882
Mycronic AB ............................ 9,364 302,293
NCAB Group AB ......................... 10,573 93,785
NCC AB , Class B ......................... 4,961 105,151
New Wave Group AB , Class B ................ 5,240 56,382
NOBA Bank Group AB ..................... 10,667 90,113
Nolato AB , Class B ........................ 11,503 62,168
Nordnet AB publ ......................... 8,248 287,948
Norion Bank AB
(a)
......................... 5,426 34,085
NP3 Fastigheter AB ....................... 6,009 190,565
Pandox AB , Class B ....................... 6,389 121,925
Paradox Interactive AB ..................... 2,589 35,555
Peab AB , Class B ........................ 10,108 99,343
Platzer Fastigheter Holding AB , Class B ......... 4,403 35,221
Plejd AB
(a)
.............................. 497 58,134
Polestar Automotive Holding UK PLC , Class A , ADR
(a) (b)
2,751 63,493
PPI Public Property Invest AB
(a)
............... 13,983 30,994
Ratos AB , Class B ........................ 15,162 56,988
RaySearch Laboratories AB , Class B ........... 1,742 41,309
Rusta AB .............................. 4,496 44,872
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
........ 88,272 32,725
Scandic Hotels Group AB
(d)
.................. 9,085 89,131
Sdiptech AB , Class B
(a)
..................... 2,171 57,701
Sectra AB , Class B ........................ 8,155 245,250
Sinch AB
(a) (d)
............................ 40,121 171,781
Sivers Semiconductors AB
(a)
................. 5,454 40,729
SkiStar AB ............................. 2,543 41,317
SSAB AB , Class A ........................ 13,210 136,049
SSAB AB , Class B ........................ 41,051 422,153
Storskogen Group AB , Class B ................ 82,660 82,499
Svolder AB , Class B ....................... 5,586 32,665
Sweco AB , Class B ....................... 13,131 191,992
Synsam AB ............................. 7,783 46,971
Thule Group AB
(d)
......................... 6,482 152,911
Troax Group AB .......................... 2,636 32,261
VBG Group AB , Class B .................... 1,242 43,987
Vimian Group AB
(a) (b)
....................... 13,918 42,132
Vitec Software Group AB , Class B ............. 1,985 56,120
Vitrolife AB ............................. 4,403 47,081
Wallenstam AB , Class B .................... 21,053 91,756
Wihlborgs Fastigheter AB ................... 16,464 151,759
Security Shares Value
a
Sweden (continued)
Xvivo Perfusion AB
(a) (b)
..................... 1,521 $ 45,543
10,713,685
a
Switzerland  —  1 .5%
Accelleron Industries AG .................... 5,916 586,075
Adecco Group AG , Registered ................ 10,015 211,941
Allreal Holding AG , Registered ................ 913 244,658
ALSO Holding AG , Registered ................ 405 96,059
ams-OSRAM AG
(a)
........................ 5,891 151,859
Aryzta AG
(a)
............................. 1,341 104,717
Autoneum Holding AG ..................... 219 33,286
Bachem Holding AG , Class B ................. 2,078 204,592
Basilea Pharmaceutica Ag Allschwil , Registered
(a)
... 1,266 84,338
Bossard Holding AG , Class A, Registered ........ 405 88,915
Bucher Industries AG , Registered .............. 405 163,893
Burckhardt Compression Holding AG ........... 174 114,958
Burkhalter Holding AG ..................... 440 91,747
Bystronic AG ............................ 126 33,011
Cembra Money Bank AG .................... 1,799 218,851
Cie Financiere Tradition SA , Bearer ............ 113 37,708
Clariant AG , Registered
(a)
................... 12,838 131,570
Comet Holding AG , Registered ................ 487 230,798
Cosmo N.V. ............................ 684 68,205
Daetwyler Holding AG , Bearer ................ 498 101,189
DKSH Holding AG ........................ 2,171 171,991
dormakaba Holding AG ..................... 1,892 125,882
Dottikon Es Holding AG , Registered
(a)
........... 212 83,869
EFG International AG
(a)
..................... 5,612 116,911
Emmi AG , Registered ...................... 126 139,069
Flughafen Zurich AG , Registered .............. 770 233,455
Forbo Holding AG , Registered ................ 58 55,596
Galenica AG
(d)
........................... 3,145 335,354
Georg Fischer AG , Registered ................ 4,682 259,020
Hiag Immobilien Holding AG ................. 455 82,192
Huber + Suhner AG , Registered ............... 870 296,129
Idorsia Ltd.
(a) (b)
........................... 9,017 51,403
Implenia AG , Registered .................... 963 74,865
Inficon Holding AG , Registered ................ 963 200,164
Interroll Holding AG , Registered ............... 34 72,656
Intershop Holding AG ...................... 405 93,084
Jungfraubahn Holding AG , Registered ........... 307 104,019
Kardex Holding AG , Registered ............... 405 138,788
Kuros Biosciences AG , Registered
(a) (b)
........... 1,812 49,345
Landis+Gyr Group AG
(a)
.................... 1,521 98,240
Medacta Group SA
(d)
...................... 405 74,028
Mobilezone Holding AG , Registered ............ 2,915 55,695
Mobimo Holding AG , Registered ............... 437 198,751
Montana Aerospace AG
(a) (d)
.................. 2,078 62,514
OC Oerlikon Corp. AG Pfaffikon , Registered ....... 12,652 61,618
PSP Swiss Property AG , Registered ............ 2,867 546,100
R&S Group Holding AG
(a)
................... 1,529 51,498
Sensirion Holding AG
(a) (d)
.................... 684 72,884
SFS Group AG .......................... 1,056 171,955
Siegfried Holding AG , Registered
(a) (b)
............ 2,309 241,848
SIG Group AG
(a)
.......................... 18,417 284,135
SKAN Group AG ......................... 777 49,374
SMG Swiss Marketplace Group AG
(d)
........... 1,514 55,267
Softwareone Holding AG .................... 10,155 108,546
Stadler Rail AG .......................... 3,287 95,816
Sulzer AG , Registered ..................... 1,149 217,434
Sunrise Communications AG , Class A ........... 3,938 217,547
Swissquote Group Holding SA , Registered ........ 6,840 345,108
Tecan Group AG , Registered ................. 685 136,327
Temenos AG , Registered ................... 3,375 291,988
TX Group AG ........................... 231 38,414

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Switzerland (continued)
Valiant Holding AG , Registered ............... 902 $ 183,740
Vaudoise Assurances Holding SA .............. 73 76,640
Vetropack Holding AG , Class A ................ 1,149 29,108
Vontobel Holding AG , Registered .............. 1,799 160,696
Ypsomed Holding AG , Registered .............. 225 100,655
Zehnder Group AG , Registered ............... 684 56,640
9,764,728
a
United Kingdom  —  4 .3%
4imprint Group PLC ....................... 1,706 83,781
Aberdeen Group PLC ...................... 112,892 376,247
Advanced Medical Solutions Group PLC ......... 13,860 40,893
AG Barr PLC ............................ 6,668 54,884
AJ Bell PLC ............................ 19,658 160,694
Alfa Financial Software Holdings PLC
(d)
.......... 19,116 40,932
AO World PLC
(a)
......................... 25,828 32,556
Ashmore Group PLC ...................... 27,502 77,037
ATALAYA MINING COPPER SA ............... 5,860 68,618
Autotrader Group PLC
(d)
.................... 37,495 221,612
Avon Technologies PLC .................... 1,825 42,303
B&M European Value Retail PLC .............. 58,215 133,837
Babcock International Group PLC .............. 15,720 231,999
Balfour Beatty PLC ....................... 30,697 327,797
Baltic Classifieds Group PLC ................. 27,316 65,995
Barratt Redrow PLC ....................... 70,089 246,937
Beazley PLC ............................ 38,054 654,608
Bellway PLC ............................ 7,040 181,936
Berkeley Group Holdings PLC
(a)
............... 6,127 282,367
Big Yellow Group PLC ..................... 11,503 129,893
Bodycote PLC ........................... 10,852 118,377
Breedon Group PLC ....................... 16,371 62,481
Bridgepoint Group PLC
(d)
.................... 14,697 53,440
British Land Co. PLC (The) .................. 64,255 350,230
Burberry Group PLC
(a)
..................... 21,332 338,597
Burford Capital Ltd. ....................... 12,667 58,775
Bytes Technology Group PLC ................ 13,581 67,415
C&C Group PLC ......................... 25,456 34,007
Ceres Power Holdings PLC
(a)
................. 8,615 97,977
Chemring Group PLC ...................... 16,278 119,866
Chesnara PLC .......................... 14,005 60,920
Clarkson PLC ........................... 1,342 83,785
Close Brothers Group PLC
(a)
................. 9,159 56,837
CMC Markets PLC
(d)
....................... 6,413 32,025
Coats Group PLC ........................ 123,269 135,423
Cohort PLC ............................. 2,157 40,145
Computacenter PLC ....................... 4,202 250,977
Convatec Group PLC
(d)
..................... 97,450 264,332
Craneware PLC .......................... 1,799 36,438
Cranswick PLC .......................... 3,194 236,145
Croda International PLC .................... 7,939 324,306
Currys PLC ............................. 60,710 122,415
CVS Group PLC ......................... 4,310 72,674
DCC PLC .............................. 5,212 420,481
Derwent London PLC ...................... 6,203 148,234
Diploma PLC ........................... 8,341 782,191
DiscoverIE Group PLC ..................... 6,482 66,692
Domino's Pizza Group PLC .................. 21,146 52,998
Dr Martens PLC .......................... 45,919 45,761
Drax Group PLC ......................... 21,890 233,328
Dunelm Group PLC ....................... 7,876 82,785
easyJet PLC ............................ 18,078 96,409
Elementis PLC .......................... 35,160 72,730
Energean PLC .......................... 9,271 97,697
Entain PLC ............................. 30,735 219,932
Establishment Labs Holdings, Inc.
(a) (b)
........... 994 70,266
Security Shares Value
a
United Kingdom (continued)
Fevertree Drinks PLC ...................... 6,296 $ 66,177
Firstgroup PLC .......................... 32,649 75,274
Foresight Group Holdings Ltd. ................ 6,191 36,333
Frasers Group PLC
(a)
...................... 6,761 70,245
Games Workshop Group PLC ................ 1,968 524,565
Gamma Communications PLC ................ 5,426 70,295
GB Group PLC .......................... 15,069 48,095
Genuit Group PLC ........................ 14,790 52,044
Genus PLC ............................. 4,390 137,632
Georgia Capital PLC
(a)
..................... 1,818 102,684
GlobalData PLC
(b)
........................ 19,101 27,421
Grafton Group PLC , CDI .................... 10,573 118,195
Grainger PLC ........................... 41,921 89,255
Great Portland Estates PLC .................. 20,495 86,066
Greatland Resources Ltd.
(a)
.................. 29,928 296,595
Greencore Group PLC ..................... 33,448 91,440
Greggs PLC ............................ 6,482 149,795
Hammerson PLC ......................... 27,781 128,892
Harbour Energy PLC ...................... 34,230 121,205
Hays PLC .............................. 94,628 42,054
Helios Towers PLC
(a)
...................... 43,780 138,061
Hikma Pharmaceuticals PLC ................. 10,129 200,828
Hill & Smith PLC ......................... 4,775 178,125
Hilton Food Group PLC ..................... 3,938 27,285
Hiscox Ltd. ............................. 20,216 474,049
Hochschild Mining PLC ..................... 21,154 174,845
Hollywood Bowl Group PLC .................. 10,294 42,628
Howden Joinery Group PLC ................. 32,649 336,612
Hunting PLC ............................ 10,480 65,698
Ibstock PLC
(d)
........................... 27,595 38,612
ICG PLC .............................. 18,563 463,858
IG Group Holdings PLC .................... 21,611 521,089
IMI PLC ............................... 14,872 555,558
Inchcape PLC ........................... 21,053 239,717
IntegraFin Holdings PLC .................... 17,965 81,895
International Workplace Group PLC ............ 45,175 114,998
Investec PLC ........................... 37,610 330,371
IP Group PLC
(a)
.......................... 75,653 70,400
ITM Power PLC
(a)
......................... 29,011 75,911
ITV PLC ............................... 201,317 220,049
J D Wetherspoon PLC ..................... 5,891 50,417
JD Sports Fashion PLC .................... 90,925 102,939
JET2 PLC .............................. 6,038 95,946
Johnson Matthey PLC ..................... 10,325 294,779
Johnson Service Group PLC ................. 27,223 56,055
JTC PLC
(d)
............................. 9,450 167,733
Jupiter Fund Management PLC ............... 43,315 93,282
Kainos Group PLC ........................ 5,891 69,140
Keller Group PLC ........................ 4,124 131,514
Kier Group PLC .......................... 31,440 87,704
Klarna Group PLC
(a)
....................... 3,690 67,490
Lancashire Holdings Ltd. .................... 10,935 88,536
Lion Finance Group PLC .................... 2,103 314,647
LondonMetric Property PLC .................. 139,491 354,802
Man Group PLC ......................... 70,692 260,908
ME GROUP INTERNATIONAL PLC ............ 20,500 40,508
Metro Bank Holdings PLC
(a)
.................. 37,424 86,888
Mitchells & Butlers PLC
(a)
................... 17,580 55,636
Mitie Group PLC ......................... 84,026 202,100
Molten Ventures PLC
(a)
..................... 12,373 98,143
Mondi PLC ............................. 26,570 268,842
MONY Group PLC ........................ 30,325 72,366
Moonpig Group PLC ....................... 19,380 56,739
Morgan Advanced Materials PLC .............. 19,194 59,099

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United Kingdom (continued)
Morgan Sindall Group PLC .................. 2,729 $ 166,925
MP Evans Group PLC ..................... 2,384 49,378
Ninety One PLC ......................... 25,085 75,268
Ocado Group PLC
(a)
....................... 32,184 95,987
OSB Group PLC ......................... 21,934 152,075
OXB
(a)
................................ 5,071 42,887
Oxford Instruments PLC .................... 3,473 153,315
Oxford Nanopore Technologies PLC
(a)
........... 38,726 74,620
Pagegroup PLC .......................... 18,543 30,466
Pan African Resources PLC ................. 120,642 222,883
Paragon Banking Group PLC ................. 11,697 120,742
Pennon Group PLC ....................... 29,086 202,118
Persimmon PLC ......................... 19,008 284,145
Pets at Home Group PLC ................... 25,921 67,093
Playtech PLC ........................... 15,906 75,143
Plus500 Ltd. ............................ 4,168 248,770
Polar Capital Holdings PLC .................. 6,854 77,534
Premier Foods PLC ....................... 35,844 96,848
Primary Health Properties PLC ................ 154,623 195,240
QinetiQ Group PLC ....................... 29,462 199,580
Quilter PLC
(d)
........................... 83,437 217,987
Raspberry PI Holdings PLC
(a)
................. 6,110 67,061
Rathbones Group PLC ..................... 2,822 74,733
Renew Holdings PLC ...................... 5,333 64,997
Renishaw PLC .......................... 2,357 168,231
RHI Magnesita N.V. ....................... 1,242 49,567
Rightmove PLC .......................... 47,265 265,814
Rotork PLC ............................. 50,322 206,998
RS GROUP PLC ......................... 28,153 252,884
Safestore Holdings PLC .................... 13,024 112,978
Savills PLC ............................. 8,155 91,373
Senior PLC ............................. 27,037 104,681
Serco Group PLC ........................ 63,871 227,080
Serica Energy PLC ....................... 20,960 70,703
Shaftesbury Capital PLC .................... 93,512 170,765
Shawbrook Group PLC
(a) (d)
................... 7,879 33,336
SigmaRoc PLC
(a)
......................... 59,687 99,452
Sirius Real Estate Ltd. ..................... 89,793 118,869
Softcat PLC ............................ 7,412 173,633
Spire Healthcare Group PLC
(d)
................ 17,301 51,491
SSP Group PLC ......................... 47,626 107,124
St. James's Place PLC ..................... 32,370 523,278
Supermarket Income REIT PLC ............... 74,072 83,194
Target Healthcare REIT PLC ................. 36,867 54,216
Tate & Lyle PLC .......................... 22,727 154,563
Taylor Wimpey PLC ....................... 210,402 225,035
TBC Bank Group PLC ..................... 2,545 153,975
Telecom Plus PLC ........................ 4,031 54,503
TP ICAP Group PLC ...................... 46,012 189,363
Trainline PLC
(a) (d)
......................... 26,758 79,277
Travis Perkins PLC ....................... 12,122 87,174
Tritax Big Box REIT PLC .................... 133,072 268,819
Trustpilot Group PLC
(a) (d)
.................... 20,867 66,359
TUI AG
(b)
.............................. 27,130 222,089
UNITE Group PLC (The) .................... 27,425 189,856
Vesuvius PLC ........................... 12,187 76,186
Victrex PLC ............................ 5,147 44,361
Vistry Group PLC
(a)
........................ 19,751 74,017
Volex PLC ............................. 7,876 73,716
Volution Group PLC ....................... 11,782 97,422
Watches of Switzerland Group PLC
(a) (d)
.......... 13,581 131,221
Weir Group PLC (The) ..................... 16,229 533,749
WH Smith PLC .......................... 7,413 49,142
Whitbread PLC .......................... 7,840 246,188
Security Shares Value
a
United Kingdom (continued)
Workspace Group PLC ..................... 9,457 $ 44,651
WPP PLC .............................. 64,900 241,955
XPS Pensions Group PLC ................... 11,131 46,417
Yellow Cake PLC
(a) (d)
....................... 12,931 98,795
Zegona Communications PLC ................ 11,401 282,472
Zigup PLC ............................. 10,852 68,541
28,544,389
a
United States  —  60 .8%
10X Genomics, Inc. , Class A
(a)
................ 6,203 175,576
1st Source Corp. ......................... 1,128 83,269
A O Smith Corp. ......................... 6,854 388,759
A10 Networks, Inc. ........................ 4,694 141,477
AAON, Inc. ............................. 4,124 578,185
AAR Corp.
(a)
............................ 2,283 257,111
Abercrombie & Fitch Co. , Class A
(a) (b)
............ 2,973 229,575
ABM Industries, Inc. ....................... 3,752 146,553
Academy Sports & Outdoors, Inc. .............. 4,217 222,658
Acadia Healthcare Co., Inc.
(a)
................. 5,285 122,612
ACADIA Pharmaceuticals, Inc.
(a)
............... 6,482 140,400
Acadia Realty Trust ....................... 7,913 174,244
Acadian Asset Management, Inc. .............. 1,641 118,661
Accel Entertainment, Inc. , Class A
(a)
............ 4,403 52,352
ACI Worldwide, Inc.
(a)
...................... 6,296 274,946
ACM Research, Inc. , Class A
(a)
................ 3,101 268,423
Acuity, Inc. ............................. 1,892 577,268
Acushnet Holdings Corp. .................... 1,675 148,707
ACV Auctions, Inc. , Class A
(a)
................. 9,643 63,355
Adamas Trust, Inc. ........................ 6,668 61,346
AdaptHealth Corp. , Class A
(a)
................. 6,296 63,778
Adaptive Biotechnologies Corp.
(a)
.............. 7,505 113,701
Addus HomeCare Corp.
(a)
................... 1,176 107,816
Adeia, Inc. ............................. 6,482 173,199
Adient PLC
(a)
............................ 4,852 110,917
ADMA Biologics, Inc.
(a)
..................... 14,368 114,657
ADT, Inc. .............................. 32,705 219,451
ADTRAN Holdings, Inc.
(a)
................... 5,519 91,339
Advance Auto Parts, Inc. .................... 3,593 216,442
Advanced Drainage Systems, Inc. ............. 4,612 641,806
Advanced Energy Industries, Inc. .............. 2,357 712,238
Aebi Schmidt Holding AG ................... 2,349 29,316
AECOM ............................... 7,601 527,281
Aehr Test Systems
(a)
....................... 1,788 165,086
AeroVironment, Inc.
(a)
...................... 1,982 410,750
AES Corp. (The) ......................... 42,738 626,966
Affiliated Managers Group, Inc. ............... 1,721 521,205
AGCO Corp. ............................ 3,845 431,717
Agilysys, Inc.
(a)
.......................... 1,613 139,621
Agios Pharmaceuticals, Inc.
(a)
................ 3,329 97,873
AGNC Investment Corp. .................... 66,149 688,611
Agree Realty Corp. ....................... 6,983 517,789
Akamai Technologies, Inc.
(a)
.................. 8,908 1,332,102
Alamo Group, Inc. ........................ 684 103,086
Alarm.com Holdings, Inc.
(a)
.................. 2,752 124,143
Alaska Air Group, Inc.
(a)
..................... 1,985 91,350
Albany International Corp. , Class A ............. 2,078 134,426
Albemarle Corp. ......................... 7,291 1,286,278
Albertsons Companies, Inc. , Class A ............ 11,068 172,771
Alcoa Corp. ............................. 15,795 1,226,324
Alexander's, Inc. ......................... 219 53,898
Alexandria Real Estate Equities, Inc. ............ 9,470 470,470
Alight, Inc. , Class A ....................... 6,879 6,482
Align Technology, Inc.
(a)
..................... 4,162 728,142
Alignment Healthcare, Inc.
(a)
................. 10,186 156,050
Alkami Technology, Inc.
(a) (b)
.................. 3,938 71,553

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Alkermes PLC
(a)
.......................... 9,178 $ 387,220
Allegiant Travel Co.
(a)
...................... 405 37,102
Allegro MicroSystems, Inc.
(a)
................. 7,690 368,120
Alliance Laundry Holdings, Inc.
(a)
.............. 3,018 76,205
Allient, Inc. ............................. 834 66,019
Allison Transmission Holdings, Inc. ............. 5,147 584,339
Ally Financial, Inc. ........................ 16,915 724,131
Alpha & Omega Semiconductor Ltd.
(a)
........... 1,985 90,020
Alpha Metallurgical Resources, Inc.
(a)
........... 662 131,718
Alphatec Holdings, Inc.
(a)
.................... 6,389 49,515
Alumis, Inc.
(a)
........................... 3,939 85,082
Amalgamated Financial Corp. ................ 1,106 45,877
Ambarella, Inc.
(a)
......................... 2,822 203,692
AMC Entertainment Holdings, Inc. , Class A
(a)
...... 22,634 39,157
Amentum Holdings, Inc.
(a)
................... 9,557 222,009
Amerant Bancorp, Inc. , Class A ............... 3,938 89,471
Ameresco, Inc. , Class A
(a)
................... 3,008 108,228
American Airlines Group, Inc.
(a)
................ 9,736 142,535
American Assets Trust, Inc. .................. 2,928 68,222
American Eagle Outfitters, Inc. ................ 10,873 171,793
American Financial Group, Inc. ............... 4,077 529,195
American Healthcare REIT, Inc. ............... 12,337 603,156
American Homes 4 Rent , Class A .............. 15,840 508,147
American States Water Co. .................. 2,421 187,071
American Superconductor Corp.
(a) (b)
............ 2,543 129,540
Americold Realty Trust, Inc. .................. 18,455 289,559
Ameris Bancorp .......................... 3,936 331,844
AMERISAFE, Inc. ........................ 2,078 63,691
Amkor Technology, Inc. ..................... 7,876 547,855
AMN Healthcare Services, Inc.
(a)
............... 2,357 68,282
Amneal Pharmaceuticals, Inc. , Class A
(a)
......... 10,852 142,921
Amphastar Pharmaceuticals, Inc.
(a) (b)
............ 2,967 55,928
Amplitude, Inc. , Class A
(a)
................... 5,054 39,522
Amprius Technologies, Inc.
(a)
................. 7,180 145,610
Amylyx Pharmaceuticals, Inc.
(a)
............... 4,961 71,190
AnaptysBio, Inc.
(a)
........................ 1,335 74,319
Andersons, Inc. (The) ...................... 2,357 166,381
ANI Pharmaceuticals, Inc.
(a) (b)
................. 1,335 104,811
Annexon, Inc.
(a)
.......................... 7,256 39,328
Antero Midstream Corp. .................... 21,666 454,119
Antero Resources Corp.
(a)
................... 18,383 657,192
APA Corp. ............................. 21,983 800,841
Apartment Investment and Management Co. , Class A
(a)
8,055 33,831
API Group Corp.
(a)
........................ 22,286 913,726
Apogee Enterprises, Inc. .................... 1,613 61,955
Apogee Therapeutics, Inc.
(a)
.................. 2,338 192,043
Apollo Commercial Real Estate Finance, Inc. ...... 8,620 94,475
Appfolio, Inc. , Class A
(a)
.................... 1,335 215,162
Appian Corp. , Class A
(a)
.................... 2,078 48,625
Apple Hospitality REIT, Inc. .................. 13,581 199,505
Applied Digital Corp.
(a)
..................... 15,155 716,528
Applied Industrial Technologies, Inc. ............ 2,317 703,928
Applied Optoelectronics, Inc.
(a)
................ 4,630 733,438
AptarGroup, Inc. ......................... 3,986 461,778
Aramark ............................... 15,891 848,262
Arbor Realty Trust, Inc. ..................... 9,007 51,790
Arbutus Biopharma Corp.
(a) (b)
................. 11,503 52,454
ArcBest Corp. ........................... 1,428 195,193
Archer Aviation, Inc. , Class A
(a)
................ 36,979 251,827
Archrock, Inc. ........................... 10,467 350,540
Arcosa, Inc. ............................ 3,008 381,264
Arcus Biosciences, Inc.
(a)
.................... 4,961 125,712
Arcutis Biotherapeutics, Inc.
(a)
................ 6,296 135,112
Ardelyx, Inc.
(a)
........................... 14,232 85,961
Security Shares Value
a
United States (continued)
Argan, Inc. ............................. 870 $ 580,307
Arhaus, Inc. , Class A ...................... 3,845 26,031
Arizona Sonoran Copper Co., Inc.
(a)
............ 12,272 85,810
Arlo Technologies, Inc.
(a)
.................... 6,668 88,951
ARMOUR Residential REIT, Inc. ............... 6,771 116,123
Armstrong World Industries, Inc. ............... 2,663 420,488
Array Digital Infrastructure, Inc. ............... 963 48,978
Array Technologies, Inc.
(a) (b)
.................. 13,625 123,715
ArriVent Biopharma, Inc.
(a)
................... 1,242 37,595
Arrow Electronics, Inc.
(a)
.................... 3,194 685,528
Arrowhead Pharmaceuticals, Inc.
(a)
............. 7,512 585,260
ARS Pharmaceuticals, Inc.
(a) (b)
................ 2,822 25,596
Arteris, Inc.
(a)
............................ 2,121 76,250
Artisan Partners Asset Management, Inc. , Class A ... 4,275 160,056
Artivion, Inc.
(a)
........................... 2,264 50,238
Arvinas, Inc.
(a)
........................... 3,938 35,363
Asana, Inc. , Class A
(a)
...................... 5,240 40,348
Asbury Automotive Group, Inc.
(a)
............... 1,149 215,679
Ashland, Inc. ............................ 2,822 163,394
ASP Isotopes, Inc.
(a) (b)
...................... 6,416 49,916
Associated Banc-Corp. ..................... 10,128 281,660
Assurant, Inc. ........................... 3,061 761,791
Assured Guaranty Ltd. ..................... 2,753 204,300
Astec Industries, Inc. ...................... 1,521 76,598
Astrana Health, Inc.
(a)
...................... 2,729 102,665
Astronics Corp.
(a)
......................... 1,892 164,604
AtaiBeckley, Inc.
(a)
........................ 10,072 45,626
ATI, Inc.
(a)
.............................. 8,397 1,470,819
Atkore, Inc. ............................. 2,264 187,482
Atlanta Braves Holdings, Inc. , Class A
(a)
.......... 382 20,475
Atlanta Braves Holdings, Inc. , Class C , NVS
(a)
..... 2,556 126,778
Atlantic Union Bankshares Corp. .............. 8,643 325,150
Atlanticus Holdings Corp.
(a)
.................. 591 50,956
Atlas Energy Solutions, Inc. , Class A ............ 3,473 57,964
Atmus Filtration Technologies, Inc. ............. 4,961 232,076
AtriCure, Inc.
(a)
.......................... 2,915 80,658
Aurora Innovation, Inc. , Class A
(a) (b)
............. 75,440 553,730
Autoliv, Inc. ............................. 3,365 427,759
AutoNation, Inc.
(a)
......................... 1,613 302,792
Avanos Medical, Inc.
(a)
..................... 3,194 79,211
Avantor, Inc.
(a)
........................... 41,226 375,981
Aveanna Healthcare Holdings, Inc.
(a)
............ 3,938 28,235
AvePoint, Inc. , Class A
(a)
.................... 9,287 101,321
Avient Corp. ............................ 5,426 192,189
Avis Budget Group, Inc.
(a)
................... 1,074 188,852
Avista Corp. ............................ 4,775 198,019
Avnet, Inc. ............................. 5,333 463,598
Axalta Coating Systems Ltd.
(a)
................ 12,771 392,964
Axcelis Technologies, Inc.
(a) (b)
................. 1,985 298,564
Axis Capital Holdings Ltd. ................... 4,623 438,861
Axogen, Inc.
(a)
........................... 2,915 115,084
Axos Financial, Inc.
(a)
...................... 3,230 280,719
Axsome Therapeutics, Inc.
(a)
................. 2,581 605,193
AXT, Inc.
(a)
............................. 3,533 364,464
Azenta, Inc.
(a)
........................... 2,543 58,184
AZZ, Inc. .............................. 1,720 233,077
Babcock & Wilcox Enterprises, Inc.
(a)
............ 6,732 124,205
Badger Meter, Inc. ........................ 1,799 222,896
Balchem Corp. .......................... 1,985 311,109
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
.... 4,677 90,827
Banc of California, Inc. ..................... 8,538 164,100
BancFirst Corp. .......................... 1,338 147,568
Bancorp, Inc. (The)
(a)
...................... 2,704 149,153
Bank First Corp. ......................... 594 82,578

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Bank of Hawaii Corp. ...................... 2,388 $ 182,921
Bank OZK ............................. 6,389 309,164
BankUnited, Inc. ......................... 4,510 209,219
Banner Corp. ........................... 2,381 154,765
Barrett Business Services, Inc. ................ 1,521 49,493
Bath & Body Works, Inc. .................... 12,466 249,569
Baxter International, Inc. .................... 31,271 587,269
Beacon Financial Corp. ..................... 5,036 146,497
Beam Therapeutics, Inc.
(a)
................... 5,333 175,616
Beazer Homes USA, Inc.
(a)
.................. 2,078 52,760
Bel Fuse, Inc. , Class B , NVS ................. 847 232,518
Belden, Inc. ............................ 2,543 267,218
BellRing Brands, Inc.
(a)
..................... 7,690 64,288
Benchmark Electronics, Inc. ................. 2,098 177,197
Bentley Systems, Inc. , Class B ................ 9,786 319,415
Beta Technologies, Inc. , Class A
(a)
.............. 3,481 63,842
BGC Group, Inc. , Class A ................... 22,417 234,258
Bicara Therapeutics, Inc.
(a)
.................. 1,689 36,736
BigBear.ai Holdings, Inc.
(a) (b)
.................. 26,247 132,285
BILL Holdings, Inc.
(a)
....................... 5,798 214,642
BioCryst Pharmaceuticals, Inc.
(a)
............... 11,689 104,149
Biohaven Ltd.
(a)
.......................... 5,612 61,788
BioLife Solutions, Inc.
(a)
..................... 2,357 58,736
BioMarin Pharmaceutical, Inc.
(a)
............... 10,989 629,560
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,158 361,852
Bio-Techne Corp. ......................... 9,795 506,206
BJ's Restaurants, Inc.
(a)
..................... 1,521 71,563
BJ's Wholesale Club Holdings, Inc.
(a)
............ 6,835 582,889
BKV Corp.
(a)
............................ 1,613 42,809
Black Hills Corp. ......................... 4,771 347,424
Blackbaud, Inc.
(a)
......................... 2,636 80,899
BlackLine, Inc.
(a)
......................... 3,473 102,106
BlackSky Technology, Inc. , Class A
(a) (b)
........... 1,729 83,805
Blackstone Mortgage Trust, Inc. , Class A ......... 9,736 177,974
Blend Labs, Inc. , Class A
(a)
.................. 667 1,194
Bloomin' Brands, Inc. ...................... 5,891 49,720
Blue Bird Corp.
(a)
......................... 1,734 117,513
Blue Owl Capital, Inc. , Class A ................ 37,441 384,893
Boise Cascade Co. ....................... 2,357 164,330
BOK Financial Corp. ....................... 1,345 172,214
Boot Barn Holdings, Inc.
(a)
................... 1,892 321,394
Booz Allen Hamilton Holding Corp. , Class A ....... 7,391 585,219
BorgWarner, Inc. ......................... 13,100 940,842
Boston Beer Co., Inc. (The) , Class A
(a)
........... 591 104,772
Bowhead Specialty Holdings, Inc.
(a)
............. 1,799 47,889
Box, Inc. , Class A
(a)
....................... 8,527 229,888
Boyd Gaming Corp. ....................... 3,425 283,179
Brady Corp. , Class A , NVS .................. 2,729 234,912
Brandywine Realty Trust .................... 12,745 39,510
Braze, Inc. , Class A
(a)
...................... 4,589 117,616
Bridgebio Pharma, Inc.
(a) (b)
................... 9,054 599,918
Bright Horizons Family Solutions, Inc.
(a)
.......... 3,354 210,027
Brighthouse Financial, Inc.
(a)
................. 3,406 213,045
BrightSpire Capital, Inc. , Class A .............. 9,178 52,957
BrightSpring Health Services, Inc.
(a)
............ 8,753 539,885
BrightView Holdings, Inc.
(a)
.................. 4,403 54,421
Brinker International, Inc.
(a)
.................. 2,729 388,555
Brink's Co. (The) ......................... 2,729 283,871
Brixmor Property Group, Inc. ................. 17,985 549,622
Broadstone Net Lease, Inc. , Class A ............ 11,224 227,062
Brookdale Senior Living, Inc.
(a)
................ 13,893 178,803
Brown-Forman Corp. , Class A ................ 3,086 82,489
Brown-Forman Corp. , Class B , NVS ............ 10,745 276,361
Bruker Corp. ............................ 6,296 370,771
Security Shares Value
a
United States (continued)
Brunswick Corp. ......................... 3,958 $ 331,522
Buckle, Inc. (The) ........................ 1,892 86,786
Build-A-Bear Workshop, Inc. ................. 776 28,875
Builders FirstSource, Inc.
(a)
.................. 6,270 478,150
Burke & Herbert Financial Services Corp. ........ 820 52,152
Business First Bancshares, Inc. ............... 1,795 51,122
Butterfly Network, Inc. , Class A
(a)
.............. 12,299 55,960
BWX Technologies, Inc. .................... 5,527 1,082,629
BXP, Inc. .............................. 9,159 549,632
Byline Bancorp, Inc. ....................... 3,101 102,612
C3.ai, Inc. , Class A
(a)
...................... 7,319 78,826
Cabot Corp. ............................ 3,287 287,645
CACI International, Inc. , Class A
(a)
............. 1,335 685,536
Cactus, Inc. , Class A ...................... 4,031 233,959
Cadre Holdings, Inc. ....................... 1,985 61,813
Caesars Entertainment, Inc.
(a)
................ 12,652 367,541
California Resources Corp. .................. 3,845 227,970
California Water Service Group ............... 3,571 161,052
Calix, Inc.
(a)
............................. 3,845 152,839
Callaway Golf Co.
(a)
....................... 8,248 127,019
Cal-Maine Foods, Inc. ...................... 2,636 196,962
Calumet, Inc.
(a)
.......................... 4,200 148,974
Camden National Corp. .................... 1,026 51,331
Camden Property Trust ..................... 6,449 687,205
Campbell's Company (The) .................. 11,658 246,100
Cannae Holdings, Inc. ..................... 2,586 38,350
Capital City Bank Group, Inc. ................. 877 40,026
Capitol Federal Financial, Inc. ................ 7,617 59,184
Capri Holdings Ltd.
(a)
...................... 7,412 137,196
Capricor Therapeutics, Inc.
(a)
................. 2,986 89,461
CareDx, Inc.
(a)
........................... 3,611 82,403
CareTrust REIT, Inc. ....................... 13,392 546,661
Cargurus, Inc. , Class A
(a)
.................... 5,240 156,466
CarMax, Inc.
(a)
........................... 8,840 394,441
Carpenter Technology Corp. ................. 3,049 1,429,920
Cars.com, Inc.
(a) (b)
........................ 4,310 44,307
Carter's, Inc. ............................ 2,400 92,616
Casella Waste Systems, Inc. , Class A
(a)
.......... 3,752 308,302
Castle Biosciences, Inc.
(a)
................... 2,171 45,765
Catalyst Pharmaceuticals, Inc.
(a)
............... 6,947 216,955
Cathay General Bancorp .................... 3,879 223,663
Cava Group, Inc.
(a)
........................ 5,728 444,836
Cavco Industries, Inc.
(a)
..................... 498 267,187
CBIZ, Inc.
(a)
............................. 2,729 90,603
CBL & Associates Properties, Inc. .............. 1,242 59,728
CCC Intelligent Solutions Holdings, Inc.
(a)
......... 33,365 156,816
CECO Environmental Corp.
(a) (b)
............... 2,078 155,331
Celanese Corp. , Class A .................... 6,827 362,719
Celcuity, Inc.
(a)
........................... 1,276 169,555
Celldex Therapeutics, Inc.
(a)
.................. 4,615 145,049
Celsius Holdings, Inc.
(a)
..................... 9,271 308,446
Centerspace ............................ 1,056 71,259
Central Garden & Pet Co. , Class A , NVS
(a)
........ 3,566 121,708
Central Pacific Financial Corp. ................ 1,252 43,019
Centrus Energy Corp. , Class A
(a) (b)
............. 1,064 194,148
Centuri Holdings, Inc.
(a)
..................... 5,416 166,488
Century Aluminum Co.
(a)
.................... 4,360 287,629
Century Communities, Inc. .................. 1,706 90,111
Certara, Inc.
(a)
........................... 7,876 45,838
CEVA, Inc.
(a)
............................ 1,799 71,924
CG oncology, Inc.
(a)
....................... 2,543 158,403
Champion Homes, Inc.
(a)
.................... 3,287 242,022
Charles River Laboratories International, Inc.
(a)
..... 3,010 543,937
Chart Industries, Inc.
(a)
..................... 2,923 607,458

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Cheesecake Factory, Inc. (The) ............... 2,805 $ 185,242
Chefs' Warehouse, Inc. (The)
(a)
............... 2,264 173,287
Chemed Corp. ........................... 900 383,769
Chemours Co. (The) ....................... 9,736 215,750
Chesapeake Utilities Corp. .................. 1,428 176,101
Chewy, Inc. , Class A
(a)
..................... 13,305 299,895
Chime Financial, Inc. , Class A
(a)
............... 7,663 142,532
Chimera Investment Corp. ................... 5,426 73,902
Choice Hotels International, Inc.
(b)
.............. 1,703 185,423
Chord Energy Corp. ....................... 3,460 456,270
Churchill Downs, Inc. ...................... 3,938 343,433
Cimpress PLC
(a)
.......................... 1,242 122,412
Cinemark Holdings, Inc. .................... 7,040 197,120
Cipher Digital, Inc.
(a) (b)
...................... 19,131 452,448
Cirrus Logic, Inc.
(a)
........................ 3,236 549,958
City Holding Co. ......................... 877 109,020
Clarivate PLC
(a) (b)
......................... 19,101 48,326
Clean Harbors, Inc.
(a)
...................... 3,154 886,369
Cleanspark, Inc.
(a) (b)
....................... 17,394 318,136
Clear Channel Outdoor Holdings, Inc. , Class A
(a)
.... 20,774 50,065
Clear Secure, Inc. , Class A .................. 5,022 278,470
Clearwater Analytics Holdings, Inc. , Class A
(a)
...... 17,332 421,861
Clearway Energy, Inc. , Class C ............... 7,411 305,037
Cleveland-Cliffs, Inc.
(a)
..................... 34,295 466,412
Clover Health Investments Corp. , Class A
(a)
....... 23,192 92,304
CNO Financial Group, Inc. ................... 5,890 270,763
CNX Resources Corp.
(a)
.................... 8,899 299,807
Coastal Financial Corp.
(a)
................... 818 58,225
Coca-Cola Consolidated, Inc. ................. 3,066 531,215
Coeur Mining, Inc. ........................ 233 4,496
Cogent Biosciences, Inc.
(a) (b)
................. 8,242 288,140
Cogent Communications Holdings, Inc. .......... 2,822 50,119
Cognex Corp.
(b)
.......................... 10,480 690,108
Cohen & Steers, Inc. ...................... 1,439 100,442
Cohu, Inc.
(a)
............................ 3,287 173,389
Collegium Pharmaceutical, Inc.
(a)
.............. 1,900 63,859
Columbia Banking System, Inc. ............... 19,185 568,643
Columbia Financial, Inc.
(a)
................... 1,897 38,187
Columbia Sportswear Co. ................... 119 7,875
Commerce Bancshares, Inc. ................. 8,087 422,303
Commercial Metals Co. ..................... 6,761 514,174
Community Financial System, Inc. ............. 3,047 193,911
Community Trust Bancorp, Inc. ............... 988 66,058
Commvault Systems, Inc.
(a)
.................. 2,636 313,025
Compass Minerals International, Inc.
(a)
........... 3,008 96,015
Compass Therapeutics, Inc.
(a)
................ 6,789 16,158
Compass, Inc. , Class A
(a)
.................... 38,439 316,353
Comstock Resources, Inc.
(a)
.................. 5,240 69,849
Conagra Brands, Inc. ...................... 28,805 382,530
Concentra Group Holdings Parent, Inc. .......... 7,412 184,336
Concentrix Corp. ......................... 2,454 69,424
CONMED Corp. .......................... 1,892 67,544
ConnectOne Bancorp, Inc. .................. 2,661 80,016
Construction Partners, Inc. , Class A
(a)
........... 3,055 355,816
COPT Defense Properties ................... 6,742 216,149
Corcept Therapeutics, Inc.
(a)
................. 5,705 396,440
Core & Main, Inc. , Class A
(a)
.................. 11,503 568,823
Core Laboratories, Inc. ..................... 3,194 43,662
Core Natural Resources, Inc. ................. 3,287 290,702
Core Scientific, Inc.
(a)
...................... 16,002 429,654
CoreCivic, Inc.
(a)
......................... 7,226 152,324
CorMedix, Inc.
(a) (b)
........................ 4,403 37,161
Corsair Gaming, Inc.
(a)
..................... 3,752 45,549
CorVel Corp.
(a)
........................... 1,706 105,346
Security Shares Value
a
United States (continued)
Corvus Pharmaceuticals, Inc.
(a)
............... 4,445 $ 55,162
Coty, Inc. , Class A
(a)
....................... 28,525 60,758
Coursera, Inc.
(a)
.......................... 12,849 69,256
Cousins Properties, Inc. .................... 10,015 268,502
Covenant Logistics Group, Inc. , Class A .......... 1,428 56,692
Covista, Inc.
(a)
........................... 2,050 241,490
CRA International, Inc. ..................... 498 69,098
Cracker Barrel Old Country Store, Inc. ........... 1,428 48,295
Crane Co. .............................. 2,915 533,445
Crane NXT Co. .......................... 3,101 120,443
Credit Acceptance Corp.
(a) (b)
.................. 346 198,479
Crescent Energy Co. , Class A ................ 14,851 171,678
Crinetics Pharmaceuticals, Inc.
(a)
.............. 5,742 204,128
CRISPR Therapeutics AG
(a) (b)
................. 5,486 308,203
Crocs, Inc.
(a)
............................ 3,136 372,149
Crown Holdings, Inc. ...................... 7,023 667,747
CSW Industrials, Inc. ...................... 1,056 292,480
CTS Corp. ............................. 1,577 101,259
CubeSmart ............................. 11,448 457,920
Cullen/Frost Bankers, Inc. ................... 3,642 493,564
Cullinan Therapeutics, Inc.
(a)
................. 2,213 36,382
Curbline Properties Corp. ................... 5,728 166,857
Cushman & Wakefield Ltd.
(a)
................. 6,569 81,718
Custom Truck One Source, Inc.
(a)
.............. 6,761 64,770
Customers Bancorp, Inc.
(a)
................... 1,947 146,298
CVB Financial Corp. ....................... 10,653 216,895
CVR Energy, Inc. ......................... 2,543 84,478
Cytokinetics, Inc.
(a)
........................ 7,108 545,610
CytomX Therapeutics, Inc.
(a)
................. 5,815 20,934
Daily Journal Corp.
(a)
...................... 126 65,157
Daktronics, Inc.
(a)
......................... 3,101 64,129
Damora Therapeutics, Inc.
(a)
................. 2,534 63,046
Dana, Inc. .............................. 6,731 238,345
Darling Ingredients, Inc.
(a)
................... 9,961 588,695
Dauch Corporation
(a)
....................... 14,286 94,859
Dave, Inc. , Class A
(a)
...................... 673 190,163
DaVita, Inc.
(a)
............................ 1,985 385,805
Definium Therapeutics, Inc.
(a)
................. 5,333 129,005
Delek U.S. Holdings, Inc. ................... 3,621 161,171
Deluxe Corp. ............................ 3,194 77,582
Denali Therapeutics, Inc.
(a)
.................. 7,690 161,798
DENTSPLY SIRONA, Inc. ................... 11,462 120,007
DiamondRock Hospitality Co. ................. 12,337 135,584
Dianthus Therapeutics, Inc.
(a)
................. 2,127 197,832
Diebold Nixdorf, Inc.
(a)
...................... 888 72,052
Digi International, Inc.
(a)
..................... 2,264 151,235
DigitalBridge Group, Inc. .................... 11,131 174,089
DigitalOcean Holdings, Inc.
(a)
................. 4,677 729,378
Dillard's, Inc. , Class A ...................... 215 126,895
Dime Commercial Bancshares, Inc. ............ 2,531 94,710
Diodes, Inc.
(a)
........................... 2,813 296,265
Disc Medicine, Inc. , Class A
(a) (b)
............... 1,824 126,896
Distribution Solutions Group, Inc.
(a) (b)
............ 777 20,979
Diversified Energy Co. ..................... 4,023 58,535
Diversified Healthcare Trust .................. 10,281 85,538
DNOW, Inc.
(a)
........................... 10,832 138,541
Docusign, Inc. , Class A
(a)
.................... 12,176 639,484
Dolby Laboratories, Inc. , Class A .............. 3,659 204,209
Donaldson Co., Inc. ....................... 6,963 570,061
Donegal Group, Inc. , Class A ................. 2,915 49,468
Donnelley Financial Solutions, Inc.
(a)
............ 1,739 69,021
Dorian LPG Ltd. .......................... 2,458 98,861
Dorman Products, Inc.
(a)
.................... 1,613 199,883
DoubleVerify Holdings, Inc.
(a)
................. 9,085 88,125

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Douglas Dynamics, Inc. .................... 1,706 $ 76,002
Douglas Emmett, Inc. ...................... 5,280 61,459
Doximity, Inc. , Class A
(a)
.................... 7,122 152,411
DraftKings, Inc. , Class A
(a)
................... 26,231 642,397
Dream Finders Homes, Inc. , Class A
(a)
........... 2,078 32,126
Driven Brands Holdings, Inc.
(a)
................ 4,310 59,650
Dropbox, Inc. , Class A
(a)
.................... 10,534 283,154
DT Midstream, Inc. ........................ 6,186 865,916
Ducommun, Inc.
(a)
........................ 870 132,431
Duolingo, Inc. , Class A
(a)
.................... 2,098 233,633
Dutch Bros, Inc. , Class A
(a)
.................. 7,650 443,700
D-Wave Quantum, Inc.
(a) (b)
................... 22,667 683,183
DXC Technology Co.
(a)
..................... 10,759 106,622
DXP Enterprises, Inc.
(a)
..................... 816 118,369
Dycom Industries, Inc.
(a)
.................... 1,878 957,780
Dynatrace, Inc.
(a)
......................... 18,354 781,697
Dyne Therapeutics, Inc.
(a)
................... 6,867 132,739
Dynex Capital, Inc. ........................ 13,974 182,920
Eagle Bancorp, Inc. ....................... 1,860 50,759
Eagle Materials, Inc. ....................... 2,078 459,612
East West Bancorp, Inc. .................... 8,351 1,023,332
Easterly Government Properties, Inc. , Class A ..... 2,375 56,953
Eastern Bankshares, Inc. ................... 13,034 257,161
EastGroup Properties, Inc. .................. 3,238 653,785
Eastman Chemical Co. ..................... 7,245 549,678
Ecovyst, Inc.
(a)
........................... 7,690 101,431
Edgewell Personal Care Co. ................. 3,194 55,959
Edgewise Therapeutics, Inc.
(a)
................ 3,101 105,930
Elanco Animal Health, Inc.
(a)
.................. 30,046 716,597
Elastic N.V.
(a)
............................ 5,329 344,786
Element Solutions, Inc. ..................... 14,410 611,416
elf Beauty, Inc.
(a)
......................... 3,940 220,640
Ellington Financial, Inc. ..................... 6,203 84,175
Embecta Corp. .......................... 3,845 12,996
Empire State Realty Trust, Inc. , Class A .......... 8,434 48,327
Employers Holdings, Inc. .................... 1,421 61,814
Enact Holdings, Inc. ....................... 1,806 75,473
Encompass Health Corp. ................... 6,121 647,908
Encore Capital Group, Inc.
(a)
................. 1,288 102,950
Energizer Holdings, Inc. .................... 3,938 71,750
Energy Recovery, Inc.
(a)
.................... 3,972 32,451
Enerpac Tool Group Corp. , Class A ............. 3,566 119,425
EnerSys ............................... 2,238 510,197
Enliven Therapeutics, Inc.
(a)
.................. 1,892 74,866
Enova International, Inc.
(a)
................... 1,535 247,918
Enovis Corp.
(a)
........................... 2,453 55,634
Enovix Corp.
(a) (b)
.......................... 10,957 87,437
Enphase Energy, Inc.
(a)
..................... 8,062 551,118
Enpro, Inc. ............................. 1,335 409,832
Ensign Group, Inc. (The) .................... 3,529 591,637
Enterprise Financial Services Corp. ............ 2,271 137,645
Enviri Corp.
(a)
........................... 5,612 116,449
Envista Holdings Corp.
(a)
.................... 10,201 240,234
Eos Energy Enterprises, Inc.
(a) (b)
............... 19,499 164,377
EPAM Systems, Inc.
(a)
...................... 3,389 347,237
ePlus, Inc. ............................. 1,706 140,046
EPR Properties .......................... 4,589 261,802
Equitable Holdings, Inc. .................... 17,101 707,126
Equity Bancshares, Inc. , Class A .............. 932 42,965
Equity LifeStyle Properties, Inc. ............... 9,430 582,491
Erasca, Inc.
(a)
........................... 10,376 133,228
Esab Corp. ............................. 3,473 321,009
ESCO Technologies, Inc. ................... 1,613 470,835
Esquire Financial Holdings, Inc. ............... 443 48,681
Security Shares Value
a
United States (continued)
Essent Group Ltd. ........................ 3,532 $ 204,467
Essential Properties Realty Trust, Inc. ........... 12,038 368,122
Essential Utilities, Inc. ...................... 17,208 634,803
Ethan Allen Interiors, Inc. ................... 2,389 49,261
Etsy, Inc.
(a)
............................. 5,598 380,216
Euronet Worldwide, Inc.
(a)
................... 2,543 184,317
Eve Holding, Inc.
(a)
........................ 5,240 18,078
Evercore, Inc. , Class A ..................... 2,336 796,249
Everforth, Inc.
(a)
.......................... 2,729 61,894
EverQuote, Inc. , Class A
(a)
................... 1,892 36,402
Everus Construction Group, Inc.
(a)
.............. 2,915 433,665
Evolv Technologies Holdings, Inc.
(a)
............. 10,480 67,596
Excelerate Energy, Inc. , Class A ............... 1,708 56,262
Exelixis, Inc.
(a)
........................... 13,871 700,208
ExlService Holdings, Inc.
(a)
.................. 9,550 277,237
eXp World Holdings, Inc. .................... 5,891 28,984
Exponent, Inc. ........................... 3,101 180,850
Expro Group Holdings N.V.
(a)
................. 6,110 90,245
Extreme Networks, Inc.
(a)
.................... 7,876 208,793
EyePoint, Inc.
(a)
.......................... 4,526 61,463
EZCORP, Inc. , Class A , NVS
(a)
................ 4,031 125,928
F&G Annuities & Life, Inc. ................... 2,459 68,163
FactSet Research Systems, Inc. ............... 2,305 565,808
Farmers National Banc Corp. ................. 5,333 75,622
Fastly, Inc. , Class A
(a)
...................... 9,085 161,395
FB Financial Corp. ........................ 2,362 124,454
Federal Agricultural Mortgage Corp. , Class C , NVS .. 591 105,074
Federal Realty Investment Trust ............... 3,788 453,158
Federal Signal Corp. ...................... 3,659 390,415
Federated Hermes, Inc. , Class B , NVS .......... 4,814 269,873
Figma, Inc. , Class A
(a)
...................... 5,445 138,848
Figs, Inc. , Class A
(a)
....................... 5,684 66,844
Figure Technology Solutions, Inc. , Class A
(a)
....... 2,008 70,983
Firefly Aerospace, Inc.
(a) (b)
................... 3,728 173,315
First Advantage Corp.
(a) (b)
................... 4,589 73,424
First American Financial Corp. ................ 6,110 404,665
First Bancorp. ........................... 2,518 148,134
First BanCorp. ........................... 9,479 227,306
First Busey Corp. ......................... 4,741 129,761
First Commonwealth Financial Corp. ............ 6,228 117,958
First Community Bankshares, Inc. ............. 999 43,067
First Financial Bancorp ..................... 6,272 192,927
First Financial Bankshares, Inc. ............... 7,611 248,727
First Financial Corp. ....................... 718 49,671
First Hawaiian, Inc. ....................... 7,047 190,128
First Horizon Corp. ........................ 24,508 593,829
First Industrial Realty Trust, Inc. ............... 7,969 493,042
First Interstate BancSystem, Inc. , Class A ........ 5,336 189,962
First Merchants Corp. ...................... 3,497 140,929
First Mid Bancshares, Inc. ................... 1,408 62,022
First Tracks Biotherapeutics, Inc.
(a) (b)
............ 1,335 21,307
First Watch Restaurant Group, Inc.
(a)
............ 3,287 38,228
FirstCash Holdings, Inc. .................... 2,450 538,779
Firstsun Capital Bancorp.
(a)
.................. 1,335 47,326
Five Below, Inc.
(a)
......................... 3,434 780,754
Five Star Bancorp. ........................ 967 40,836
Five9, Inc.
(a)
............................ 4,961 120,800
Flagstar Bank NA ......................... 17,861 251,126
Floor & Decor Holdings, Inc. , Class A
(a)
.......... 6,389 328,395
Flowers Foods, Inc. ....................... 12,706 97,074
Flowserve Corp. ......................... 7,969 601,739
Fluence Energy, Inc. , Class A
(a)
............... 3,928 74,161
Fluor Corp.
(a)
............................ 8,442 386,306
Flywire Corp.
(a)
.......................... 5,982 95,951

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
FMC Corp. ............................. 7,412 $ 101,248
FNB Corp. ............................. 21,587 377,341
Forestar Group, Inc.
(a)
...................... 1,706 46,864
Forgent Power Solutions, Inc. , Class A
(a)
......... 5,825 318,395
FormFactor, Inc.
(a)
........................ 4,660 580,589
Fortrea Holdings, Inc.
(a)
..................... 5,478 84,306
Fortune Brands Innovations, Inc. .............. 7,059 274,877
Forward Air Corp.
(a) (b)
...................... 1,892 20,017
Four Corners Property Trust, Inc. .............. 6,020 149,898
Fox Factory Holding Corp.
(a)
.................. 2,636 47,553
Franklin BSP Realty Trust, Inc. ................ 5,519 47,850
Franklin Electric Co., Inc. ................... 2,306 226,864
Franklin Resources, Inc. .................... 18,005 558,515
Freedom Holding Corp. N.V.
(a)
................ 1,255 179,239
Fresh Del Monte Produce, Inc. ................ 2,462 79,129
Freshpet, Inc.
(a)
.......................... 2,822 145,615
Freshworks, Inc. , Class A
(a)
.................. 11,875 115,306
Frontdoor, Inc.
(a)
.......................... 4,589 284,839
Frontier Group Holdings, Inc.
(a) (b)
............... 5,054 30,577
FTAI Infrastructure, Inc. ..................... 7,783 34,712
FTI Consulting, Inc.
(a)
...................... 1,872 286,753
Fulgent Genetics, Inc.
(a)
.................... 467 8,471
Fulton Financial Corp. ...................... 10,796 234,165
Galaxy Digital, Inc. , Class A
(a)
................. 11,693 345,879
GameStop Corp. , Class A
(a) (b)
................. 25,178 533,270
Gap, Inc. (The) .......................... 14,604 308,875
Garrett Motion, Inc. ....................... 10,518 344,570
Gartner, Inc.
(a)
........................... 3,936 638,419
Gates Industrial Corp. PLC
(a)
................. 15,911 412,413
GATX Corp. ............................ 2,078 351,348
Genco Shipping & Trading Ltd. ................ 1,993 47,952
GeneDx Holdings Corp. , Class A
(a)
............. 1,149 59,737
Generac Holdings, Inc.
(a)
.................... 3,566 991,027
Genpact Ltd. ............................ 10,108 333,059
Gentex Corp. ........................... 13,476 325,580
Gentherm, Inc.
(a)
......................... 2,078 72,086
Genworth Financial, Inc. , Class A
(a)
............. 24,569 210,311
GEO Group, Inc. (The)
(a)
.................... 8,527 193,307
German American Bancorp, Inc. ............... 2,282 99,769
Geron Corp.
(a)
........................... 33,951 42,439
Getty Realty Corp. ........................ 3,659 119,027
Gibraltar Industries, Inc.
(a)
................... 2,171 83,909
G-III Apparel Group Ltd. .................... 3,015 97,475
Gitlab, Inc. , Class A
(a)
...................... 7,827 243,028
Glacier Bancorp, Inc. ...................... 7,834 372,507
Gladstone Commercial Corp. ................. 2,940 37,073
Glaukos Corp.
(a)
.......................... 3,547 366,582
Global Business Travel Group I , Class C
(a)
........ 6,761 63,148
Global Industrial Co. ....................... 1,799 54,690
Global Net Lease, Inc. ..................... 11,689 109,526
Globalstar, Inc.
(a)
......................... 3,101 261,135
Globe Life, Inc. .......................... 4,937 756,546
Globus Medical, Inc. , Class A
(a)
............... 6,761 553,591
GoDaddy, Inc. , Class A
(a)
.................... 7,566 649,390
Gogo, Inc.
(a)
............................ 5,240 23,947
Gold.com, Inc. ........................... 1,428 60,419
GoodRx Holdings, Inc. , Class A
(a) (b)
............. 8,062 23,541
Goodyear Tire & Rubber Co. (The)
(a)
............ 17,487 106,671
Goosehead Insurance, Inc. , Class A
(a)
........... 1,730 59,495
Gorman-Rupp Co. (The) .................... 1,521 113,999
GPGI, Inc. , Class A
(b)
...................... 11,321 137,663
Graham Holdings Co. , Class B ................ 213 233,723
GRAIL, Inc.
(a)
........................... 2,078 148,951
Grand Canyon Education, Inc.
(a)
............... 1,802 270,030
Security Shares Value
a
United States (continued)
Granite Construction, Inc. ................... 2,636 $ 360,710
Granite Ridge Resources, Inc. ................ 4,589 22,303
Graphic Packaging Holding Co. ............... 19,537 219,987
Great Southern Bancorp, Inc. ................. 523 37,525
Green Brick Partners, Inc.
(a)
.................. 2,078 139,766
Green Plains, Inc.
(a)
....................... 3,477 54,485
Greenbrier Companies, Inc. (The) .............. 1,892 89,132
Greif, Inc. , Class A , NVS .................... 1,530 96,895
Greif, Inc. , Class B ........................ 281 22,564
Grid Dynamics Holdings, Inc.
(a)
................ 4,124 29,693
Griffon Corp. ............................ 2,450 215,551
Grindr, Inc.
(a)
............................ 2,171 27,138
Grocery Outlet Holding Corp.
(a)
................ 6,165 52,464
Group 1 Automotive, Inc. .................... 777 245,796
Guardant Health, Inc.
(a)
..................... 7,514 974,491
Guardian Pharmacy Services, Inc. , Class A
(a)
...... 1,237 47,921
Guidewire Software, Inc.
(a)
................... 5,102 778,922
Gulfport Energy Corp.
(a)
.................... 963 162,352
GXO Logistics, Inc.
(a)
...................... 7,133 357,435
H&R Block, Inc. .......................... 8,155 313,886
H2O America ........................... 1,954 113,000
HA Sustainable Infrastructure Capital, Inc. ........ 7,662 314,142
Haemonetics Corp.
(a)
...................... 3,008 203,972
Hagerty, Inc. , Class A
(a)
..................... 5,705 58,305
Hallador Energy Co.
(a)
...................... 1,954 37,634
Halozyme Therapeutics, Inc.
(a)
................ 7,597 505,504
Hamilton Insurance Group Ltd. , Class B ......... 2,765 81,872
Hamilton Lane, Inc. , Class A ................. 2,748 239,433
Hancock Whitney Corp. .................... 5,147 350,614
Hanmi Financial Corp. ..................... 1,623 48,885
Hanover Insurance Group, Inc. (The) ........... 2,200 409,640
Harley-Davidson, Inc. ...................... 7,026 169,889
Harmonic, Inc.
(a)
.......................... 7,040 106,374
Harmony Biosciences Holdings, Inc.
(a)
........... 2,675 84,503
Harrow, Inc.
(a) (b)
.......................... 2,264 79,715
Hasbro, Inc. ............................ 8,188 705,560
Hawaiian Electric Industries, Inc.
(a)
............. 10,294 136,910
Hawkins, Inc. ........................... 1,335 206,618
Hayward Holdings, Inc.
(a)
.................... 12,466 175,895
HB Fuller Co. ........................... 3,239 207,555
HBT Financial, Inc. ........................ 2,171 62,156
HCI Group, Inc. .......................... 713 109,852
Healthcare Realty Trust, Inc. , Class A ........... 20,402 406,408
Healthcare Services Group, Inc.
(a)
.............. 4,961 102,197
HealthEquity, Inc.
(a)
........................ 5,147 452,885
Healthpeak Properties, Inc. .................. 42,067 805,583
HealthStream, Inc. ........................ 1,799 44,921
HeartFlow, Inc.
(a)
......................... 1,266 39,221
Heartland Express, Inc. ..................... 4,031 60,425
Hecla Mining Co. ......................... 40,441 718,637
Helios Technologies, Inc. .................... 2,078 172,661
Helix Energy Solutions Group, Inc.
(a)
............ 8,620 80,597
Helmerich & Payne, Inc. .................... 6,389 243,740
Henry Schein, Inc.
(a)
....................... 6,457 494,477
Herbalife Ltd
(a)
........................... 7,505 89,760
Herc Holdings, Inc. ........................ 1,935 257,355
Heritage Financial Corp. .................... 2,086 56,844
Heritage Insurance Holdings, Inc.
(a)
............. 1,516 32,867
Hertz Global Holdings, Inc.
(a) (b)
................ 7,412 40,025
Hess Midstream LP , Class A ................. 7,521 282,037
Hexcel Corp. ............................ 4,777 428,927
HF Sinclair Corp. ......................... 9,780 683,524
Highwoods Properties, Inc. .................. 6,296 164,326
Hillman Solutions Corp.
(a)
................... 11,689 87,200

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Hilton Grand Vacations, Inc.
(a)
................ 3,727 $ 193,879
Hims & Hers Health, Inc.
(a) (b)
.................. 12,455 325,698
Hinge Health, Inc. , Class A
(a)
................. 2,515 141,368
HNI Corp. .............................. 4,196 130,873
Home BancShares, Inc. .................... 11,296 302,281
Hope Bancorp, Inc. ....................... 7,317 91,755
Horace Mann Educators Corp. ................ 2,442 111,673
Horizon Bancorp, Inc. ...................... 3,096 57,431
Hormel Foods Corp. ....................... 14,175 329,285
Host Hotels & Resorts, Inc. .................. 41,431 952,084
Houlihan Lokey, Inc. , Class A ................. 3,433 486,319
Hovnanian Enterprises, Inc. , Class A
(a)
........... 283 31,232
Howard Hughes Holdings, Inc.
(a)
............... 2,264 143,424
Hub Group, Inc. , Class A .................... 3,417 141,942
HubSpot, Inc.
(a)
.......................... 3,058 674,687
Huntington Ingalls Industries, Inc. .............. 2,439 751,627
Huntsman Corp. ......................... 10,043 154,160
Huron Consulting Group, Inc.
(a)
................ 1,149 123,391
Hut 8 Corp.
(a)
............................ 6,137 766,082
Hycroft Mining Holding Corp. , Class A
(a)
.......... 2,959 97,795
Hyster-Yale, Inc. ......................... 591 21,465
I3 Verticals, Inc. , Class A
(a)
................... 2,465 50,187
IAC, Inc.
(a)
.............................. 4,107 184,363
Ibotta, Inc. , Class A
(a)
...................... 697 23,872
ICF International, Inc. ...................... 1,149 79,097
Ichor Holdings Ltd.
(a)
....................... 2,357 168,573
ICU Medical, Inc.
(a)
........................ 1,428 193,337
IDACORP, Inc. .......................... 3,287 461,067
Ideaya Biosciences, Inc.
(a)
................... 4,868 143,460
IDT Corp. , Class B ........................ 1,634 90,131
IES Holdings, Inc.
(a)
....................... 591 400,905
IMAX Corp.
(a)
........................... 2,822 111,977
ImmunityBio, Inc.
(a) (b)
....................... 20,064 150,881
Immunome, Inc.
(a)
........................ 5,653 123,405
Immunovant, Inc.
(a)
........................ 4,310 143,523
Impinj, Inc.
(a)
............................ 1,670 252,170
Independence Realty Trust, Inc. ............... 13,396 217,417
Independent Bank Corp. .................... 443 15,204
Independent Bank Corp. .................... 2,975 235,263
indie Semiconductor, Inc. , Class A
(a)
............ 11,967 59,715
Indivior Pharmaceuticals, Inc.
(a)
............... 6,710 241,694
Infleqtion, Inc.
(a)
.......................... 3,222 52,261
Ingevity Corp.
(a)
.......................... 2,264 153,544
Ingles Markets, Inc. , Class A ................. 696 61,568
Ingredion, Inc. ........................... 3,835 389,022
Inhibrx Biosciences, Inc.
(a)
................... 463 48,157
Innodata, Inc.
(a)
.......................... 1,831 192,218
Innospec, Inc. ........................... 1,613 133,782
Innovative Industrial Properties, Inc. , Class A ...... 1,578 91,508
Innovex International, Inc.
(a)
.................. 2,543 67,924
Innoviva, Inc.
(a)
.......................... 3,991 85,487
Insight Enterprises, Inc.
(a)
................... 1,706 181,484
Insperity, Inc. ............................ 2,171 74,834
Inspire Medical Systems, Inc.
(a)
............... 1,799 74,407
Installed Building Products, Inc. ............... 1,398 293,552
Intapp, Inc.
(a)
............................ 3,287 75,897
Integer Holdings Corp.
(a)
.................... 2,127 190,111
Integra LifeSciences Holdings Corp.
(a)
........... 4,217 67,641
Intellia Therapeutics, Inc.
(a) (b)
................. 6,761 95,127
InterDigital, Inc. .......................... 1,561 393,512
Interface, Inc. , Class A ..................... 3,473 102,801
International Bancshares Corp. ............... 3,404 245,633
International Seaways, Inc. .................. 2,546 196,526
Interparfums, Inc. ......................... 1,335 125,984
Security Shares Value
a
United States (continued)
Intuitive Machines, Inc. , Class A
(a) (b)
............. 6,374 $ 279,372
InvenTrust Properties Corp. .................. 4,869 161,310
Invesco Ltd. ............................ 21,734 618,550
Ionis Pharmaceuticals, Inc.
(a)
................. 9,548 730,422
Iovance Biotherapeutics, Inc.
(a) (b)
............... 14,418 59,114
IPG Photonics Corp.
(a)
..................... 1,613 184,721
iRadimed Corp. .......................... 501 45,421
IRhythm Holdings, Inc.
(a)
.................... 1,892 215,499
Iridium Communications, Inc. ................. 6,110 316,376
Itron, Inc.
(a) (b)
............................ 2,729 225,088
ITT, Inc. ............................... 5,334 1,040,130
J & J Snack Foods Corp. .................... 963 73,304
J M Smucker Co. (The) ..................... 6,493 670,078
Jack Henry & Associates, Inc. ................ 4,018 547,734
Janus Henderson Group PLC ................ 7,783 402,459
Janus International Group, Inc.
(a)
.............. 10,015 53,480
Janux Therapeutics, Inc.
(a)
................... 2,543 37,102
Jazz Pharmaceuticals PLC
(a)
................. 3,473 821,330
JBG SMITH Properties ..................... 3,959 58,079
JBT Marel Corp. ......................... 3,247 436,364
Jefferies Financial Group, Inc. ................ 9,229 486,553
JetBlue Airways Corp.
(a)
.................... 7,319 40,035
JFrog Ltd.
(a)
............................. 6,296 500,406
Joby Aviation, Inc.
(a) (b)
...................... 11,596 137,992
John B Sanfilippo & Son, Inc. ................. 777 58,205
John Wiley & Sons, Inc. , Class A .............. 2,636 110,923
Jones Lang LaSalle, Inc.
(a)
................... 2,915 822,934
Kadant, Inc. ............................ 777 248,003
Kaiser Aluminum Corp. ..................... 973 177,125
KalVista Pharmaceuticals, Inc.
(a) (b)
.............. 1,996 53,633
Karman Holdings, Inc.
(a) (b)
................... 3,131 180,033
KB Home .............................. 3,971 194,023
KBR, Inc. .............................. 8,062 281,767
Keel Infrastructure Corp.
(a) (b)
.................. 38,261 217,857
Kemper Corp. ........................... 3,197 78,870
Kennametal, Inc. ......................... 4,403 144,418
Kennedy-Wilson Holdings, Inc. ................ 8,341 91,834
Kestra Medical Technologies Ltd.
(a)
............. 1,413 30,040
Kforce, Inc. ............................. 1,149 53,992
Kilroy Realty Corp. ........................ 6,854 234,887
Kimbell Royalty Partners LP ................. 5,240 78,652
Kinetik Holdings, Inc. , Class A ................ 2,674 122,870
Kiniksa Pharmaceuticals International PLC , Class A
(a)
2,076 100,437
Kinsale Capital Group, Inc. .................. 1,308 398,639
Kirby Corp.
(a)
............................ 963 135,388
Kite Realty Group Trust ..................... 8,934 244,970
Klaviyo, Inc. , Class A
(a)
..................... 7,139 113,082
Knife River Corp.
(a)
........................ 3,505 275,178
Knight-Swift Transportation Holdings, Inc. , Class A .. 9,842 744,350
Knowles Corp.
(a)
......................... 5,705 213,424
Kodiak Gas Services, Inc. ................... 5,228 349,492
Kodiak Sciences, Inc.
(a)
..................... 1,784 65,491
Kohl's Corp. ............................ 6,668 95,752
Kontoor Brands, Inc. ....................... 3,008 215,884
Koppers Holdings, Inc. ..................... 1,209 49,327
Korn Ferry ............................. 3,194 223,516
Kosmos Energy Ltd.
(a) (b)
..................... 26,773 74,964
Kratos Defense & Security Solutions, Inc.
(a)
....... 11,814 757,632
Krispy Kreme, Inc.
(a)
....................... 6,854 24,126
Krystal Biotech, Inc.
(a)
...................... 1,335 412,555
Kulicke & Soffa Industries, Inc. ................ 3,287 334,912
Kura Oncology, Inc.
(a)
...................... 3,659 37,322
Kura Sushi USA, Inc. , Class A
(a) (b)
.............. 591 33,208
Kymera Therapeutics, Inc.
(a)
.................. 2,882 234,652

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Kyndryl Holdings, Inc.
(a)
..................... 14,166 $ 176,650
Ladder Capital Corp. , Class A ................ 7,597 77,641
Lakeland Financial Corp. .................... 1,541 93,431
Lamar Advertising Co. , Class A ............... 5,273 803,922
Lamb Weston Holdings, Inc. ................. 8,062 348,117
Landbridge Co. LLC , Class A
(b)
................ 1,692 118,745
Landstar System, Inc. ...................... 2,116 437,800
Lantheus Holdings, Inc.
(a)
................... 4,152 412,294
Latham Group, Inc.
(a)
...................... 3,287 17,355
Lattice Semiconductor Corp.
(a)
................ 8,248 1,213,116
Laureate Education, Inc. , Class A
(a)
............. 7,432 237,750
Lazard, Inc. , Class A ....................... 5,724 270,917
La-Z-Boy, Inc. ........................... 2,543 95,566
LCI Industries ........................... 1,483 161,677
Lear Corp. ............................. 3,244 464,281
Legacy Housing Corp.
(a)
.................... 870 20,889
Legalzoom.com, Inc.
(a)
..................... 6,389 40,187
Legence Corp. , Class A
(a)
................... 3,292 275,672
Leggett & Platt, Inc. ....................... 8,155 83,752
LeMaitre Vascular, Inc. ..................... 1,242 117,555
Lemonade, Inc.
(a)
......................... 3,752 217,616
LendingClub Corp.
(a)
....................... 6,273 111,973
LendingTree, Inc.
(a)
........................ 963 36,787
Leonardo DRS, Inc. ....................... 4,961 241,898
Levi Strauss & Co. , Class A .................. 5,612 130,198
LGI Homes, Inc.
(a)
........................ 1,335 63,826
Liberty Broadband Corp. , Class A
(a)
............. 963 32,530
Liberty Broadband Corp. , Class C , NVS
(a)
........ 7,201 243,106
Liberty Capital Corp. , Class C , NVS
(a)
........... 1,984 44,382
Liberty Energy, Inc. , Class A ................. 10,108 295,760
Liberty Global Ltd. , Class A
(a)
................. 11,041 138,123
Liberty Global Ltd. , Class C , NVS
(a)
............. 9,736 118,390
Liberty Latin America Ltd. , Class C , NVS
(a)
........ 7,876 64,583
Liberty Live Holdings, Inc. , Class A
(a)
............ 1,242 119,629
Liberty Live Holdings, Inc. , Class C , NVS
(a)
........ 2,598 257,462
Life Time Group Holdings, Inc.
(a)
............... 8,285 274,068
LifeStance Health Group, Inc.
(a)
............... 8,155 62,875
Ligand Pharmaceuticals, Inc.
(a)
................ 1,299 301,316
Lightwave Logic, Inc.
(a)
..................... 9,473 102,877
Limbach Holdings, Inc.
(a)
.................... 777 60,179
Lincoln Educational Services Corp.
(a)
............ 1,448 67,071
Lincoln Electric Holdings, Inc. ................ 3,427 885,845
Lindblad Expeditions Holdings, Inc.
(a)
............ 3,194 73,302
Lindsay Corp. ........................... 687 75,082
Lineage, Inc. ............................ 3,572 158,633
Lionsgate Studios Corp.
(a)
................... 13,051 187,282
Liquidia Corp.
(a)
.......................... 3,845 237,852
Liquidity Services, Inc.
(a)
.................... 1,706 61,774
Lithia Motors, Inc. , Class A .................. 1,550 450,880
Littelfuse, Inc. ........................... 1,521 710,109
LivaNova PLC
(a)
.......................... 3,473 256,307
Live Oak Bancshares, Inc. ................... 2,021 76,859
LiveRamp Holdings, Inc.
(a)
................... 3,938 147,911
LKQ Corp. ............................. 15,612 423,397
Loar Holdings, Inc.
(a) (b)
...................... 1,929 124,382
Louisiana-Pacific Corp. ..................... 3,845 293,681
LSI Industries, Inc. ........................ 2,078 50,350
LTC Properties, Inc. ....................... 2,875 107,554
Lucid Group, Inc.
(a) (b)
....................... 7,178 47,016
Lumen Technologies, Inc.
(a)
.................. 59,003 648,443
LXP Industrial Trust ....................... 3,803 196,387
Lyft, Inc. , Class A
(a)
........................ 23,210 327,493
M/I Homes, Inc.
(a)
......................... 1,544 203,221
Macerich Co. (The) ....................... 15,162 341,448
Security Shares Value
a
United States (continued)
MACOM Technology Solutions Holdings, Inc.
(a)
..... 4,170 $ 1,520,549
Macy's, Inc. ............................ 16,929 368,375
Madison Square Garden Entertainment Corp. , Class
A
(a)
................................. 2,450 172,798
Madison Square Garden Sports Corp.
(a)
.......... 963 360,441
Madrigal Pharmaceuticals, Inc.
(a)
.............. 878 436,603
Magnite, Inc.
(a)
........................... 8,341 119,527
Magnolia Oil & Gas Corp. , Class A ............. 10,759 294,366
Malibu Boats, Inc. , Class A
(a)
................. 1,428 39,213
Manhattan Associates, Inc.
(a)
................. 3,679 552,034
MannKind Corp.
(a)
........................ 16,464 62,069
ManpowerGroup, Inc. ...................... 3,008 95,143
Maplebear, Inc.
(a)
......................... 10,090 401,582
MARA Holdings, Inc.
(a) (b)
.................... 20,774 298,730
Marcus & Millichap, Inc. .................... 1,892 53,430
MarineMax, Inc.
(a)
......................... 1,521 52,383
MarketAxess Holdings, Inc. .................. 2,231 290,119
Marqeta, Inc. , Class A
(a)
.................... 25,549 103,729
Marriott Vacations Worldwide Corp. ............. 1,799 152,699
Marten Transport Ltd. ...................... 3,665 63,185
Marzetti Company (The) .................... 1,242 139,029
Masimo Corp.
(a)
.......................... 2,729 486,990
Masterbrand, Inc.
(a)
....................... 12,556 108,990
Matador Resources Co. .................... 7,387 395,943
Match Group, Inc. ........................ 13,231 478,036
Materion Corp. .......................... 1,335 293,753
Matson, Inc. ............................ 390 70,707
Mattel, Inc.
(a)
............................ 20,402 304,806
Matthews International Corp. , Class A ........... 2,078 55,150
Maximus, Inc. ........................... 3,426 212,172
MaxLinear, Inc. , Class A
(a)
................... 5,426 504,238
MBX Biosciences, Inc.
(a)
.................... 1,376 43,303
McGrath RentCorp ........................ 1,613 175,801
MDU Resources Group, Inc. ................. 11,503 242,483
MediaAlpha, Inc. , Class A
(a)
.................. 2,729 24,288
Medical Properties Trust, Inc. ................. 32,091 163,985
Medpace Holdings, Inc.
(a)
................... 1,357 606,728
Mercantile Bank Corp. ..................... 936 49,599
Merchants Bancorp. ....................... 1,252 59,019
Mercury General Corp. ..................... 1,683 164,984
Mercury Systems, Inc.
(a)
.................... 3,287 367,158
Merit Medical Systems, Inc.
(a)
................. 3,566 224,872
Meritage Homes Corp. ..................... 4,310 281,184
Metallus, Inc.
(a)
.......................... 3,101 60,935
Metrocity Bankshares, Inc. .................. 2,636 86,092
Metropolitan Bank Holding Corp. .............. 560 50,131
MFA Financial, Inc. ........................ 6,854 65,798
MGE Energy, Inc. ......................... 2,264 170,932
MGIC Investment Corp. .................... 13,651 344,278
MGM Resorts International
(a)
................. 9,757 426,088
Miami International Holdings, Inc.
(a)
............. 980 46,305
Microvast Holdings, Inc.
(a) (b)
.................. 12,752 19,766
Middleby Corp. (The)
(a)
..................... 2,902 449,839
Middlesex Water Co. ...................... 1,097 57,625
MillerKnoll, Inc. .......................... 4,031 65,222
Millrose Properties, Inc. .................... 9,391 265,014
Minerals Technologies, Inc. .................. 1,985 152,885
Mineralys Therapeutics, Inc.
(a)
................ 2,737 86,216
Mirion Technologies, Inc. , Class A
(a)
............ 14,998 274,163
Mirum Pharmaceuticals, Inc.
(a)
................ 3,134 318,101
Mission Produce, Inc.
(a) (b)
.................... 3,938 43,869
MKS, Inc. .............................. 4,146 1,344,382
Moderna, Inc.
(a) (b)
......................... 21,788 1,028,176
Modine Manufacturing Co.
(a)
................. 3,101 864,900

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Mohawk Industries, Inc.
(a)
................... 3,287 $ 353,090
Molina Healthcare, Inc.
(a)
.................... 3,271 567,846
Molson Coors Beverage Co. , Class B ........... 6,900 272,757
Monarch Casino & Resort, Inc. ................ 870 104,626
Monte Rosa Therapeutics, Inc.
(a) (b)
............. 1,902 37,488
Moog, Inc. , Class A ....................... 1,799 647,586
MoonLake Immunotherapeutics , Class A
(a)
........ 1,428 27,389
Morningstar, Inc. ......................... 1,657 301,607
Mosaic Co. (The) ......................... 19,011 454,363
MP Materials Corp.
(a) (b)
..................... 8,589 555,708
MSA Safety, Inc. ......................... 2,268 376,034
MSC Industrial Direct Co., Inc. , Class A .......... 2,686 294,036
Mueller Industries, Inc. ..................... 6,482 833,585
Mueller Water Products, Inc. , Class A ........... 9,550 240,755
Murphy Oil Corp. ......................... 8,434 305,226
Murphy USA, Inc. ........................ 1,112 562,705
MYR Group, Inc.
(a)
........................ 941 437,621
N-able, Inc. , Class A
(a)
...................... 6,017 22,263
Nabors Industries Ltd.
(a)
.................... 777 71,974
NANO Nuclear Energy, Inc.
(a) (b)
................ 1,613 46,583
Napco Security Technologies, Inc. ............. 2,636 98,929
National Bank Holdings Corp. , Class A .......... 2,270 94,954
National Beverage Corp.
(a)
................... 2,183 80,749
National Energy Services Reunited Corp.
(a)
....... 3,669 89,340
National Fuel Gas Co. ..................... 5,570 430,283
National Health Investors, Inc. ................ 2,729 200,008
National HealthCare Corp. ................... 806 148,643
National Presto Industries, Inc. ................ 485 61,386
National Storage Affiliates Trust ............... 4,310 183,822
National Vision Holdings, Inc.
(a)
............... 4,961 83,097
Natural Grocers by Vitamin Cottage, Inc. ......... 870 25,543
Navient Corp. ........................... 4,577 39,179
Navitas Semiconductor Corp. , Class A
(a) (b)
........ 12,959 344,709
NB Bancorp, Inc. ......................... 2,391 47,892
NBT Bancorp, Inc. ........................ 3,074 142,142
nCino, Inc.
(a)
............................ 6,296 101,240
NCR Atleos Corp.
(a)
....................... 4,217 188,078
NCR Voyix Corp.
(a)
........................ 8,806 63,315
Nektar Therapeutics
(a)
...................... 1,887 122,429
Nelnet, Inc. , Class A ....................... 870 113,596
Neogen Corp.
(a)
.......................... 12,280 110,152
NeoGenomics, Inc.
(a)
...................... 7,690 80,899
Neptune Insurance Holdings, Inc. , Class A
(a)
....... 1,439 40,393
NerdWallet, Inc. , Class A
(a)
................... 3,659 31,467
NETGEAR, Inc.
(a)
......................... 2,193 56,996
NetScout Systems, Inc.
(a)
................... 4,310 179,382
Netskope, Inc. , Class A
(a)
.................... 3,688 44,772
NETSTREIT Corp. ........................ 5,612 113,699
New Jersey Resources Corp. ................. 5,891 325,478
New York Times Co. (The) , Class A ............. 9,569 719,684
Newamsterdam Pharma Co. N.V.
(a) (b)
............ 2,543 85,648
Newell Brands, Inc. ....................... 25,969 88,295
Newmark Group, Inc. , Class A ................ 8,434 117,823
NewMarket Corp. ......................... 482 372,866
NexPoint Residential Trust, Inc. ............... 1,613 46,874
Nexstar Media Group, Inc. , Class A ............. 1,810 322,958
NextDecade Corp.
(a) (b)
...................... 11,131 88,046
Nextdoor Holdings, Inc.
(a)
................... 15,999 33,758
NextNav, Inc.
(a)
.......................... 4,403 90,790
Nextpower, Inc. , Class A
(a)
................... 8,969 1,402,752
Nicolet Bankshares, Inc. .................... 1,240 173,935
nLight, Inc.
(a)
............................ 2,932 217,320
NMI Holdings, Inc. , Class A
(a)
................. 4,932 177,059
NNN REIT, Inc. .......................... 11,538 513,556
Security Shares Value
a
United States (continued)
Noble Corp. PLC ......................... 7,690 $ 357,431
Northeast Bank .......................... 463 58,218
Northern Oil & Gas, Inc. .................... 5,612 122,173
Northwest Bancshares, Inc. .................. 8,893 125,836
Northwest Natural Holding Co. ................ 2,450 118,801
Northwestern Energy Group, Inc. .............. 3,752 264,929
Norwegian Cruise Line Holdings Ltd.
(a)
........... 27,273 500,187
NOV, Inc. .............................. 23,564 470,337
Novanta, Inc.
(a)
.......................... 2,174 346,383
Novavax, Inc.
(a) (b)
......................... 8,899 97,622
Novocure Ltd.
(a)
.......................... 6,110 104,114
NPK International, Inc.
(a)
.................... 6,110 88,717
Nurix Therapeutics, Inc.
(a)
................... 4,217 74,894
NuScale Power Corp.
(a)
..................... 20,316 257,404
Nutanix, Inc. , Class A
(a)
..................... 15,623 813,490
Nutex Health, Inc.
(a)
....................... 239 30,857
Nuvalent, Inc. , Class A
(a)
.................... 3,832 423,014
Nuvation Bio, Inc.
(a) (b)
...................... 13,340 63,765
nVent Electric PLC ........................ 9,829 1,641,345
Oceaneering International, Inc.
(a)
.............. 6,389 244,251
OceanFirst Financial Corp. .................. 3,463 65,070
Ocular Therapeutix, Inc.
(a) (b)
.................. 7,319 65,944
OFG Bancorp ........................... 2,538 115,631
OGE Energy Corp. ........................ 12,623 596,184
O-I Glass, Inc.
(a)
.......................... 9,178 80,308
Oil-Dri Corp. of America .................... 597 45,766
Oklo, Inc. , Class A
(a)
....................... 8,945 598,242
Old National Bancorp ...................... 21,288 511,125
Old Republic International Corp. ............... 14,511 540,245
Old Second Bancorp, Inc. ................... 4,961 105,769
Olema Pharmaceuticals, Inc.
(a)
................ 2,299 30,324
Olin Corp. .............................. 6,947 179,719
Ollie's Bargain Outlet Holdings, Inc.
(a)
........... 3,752 306,276
Omega Healthcare Investors, Inc. .............. 17,909 837,425
Omeros Corp.
(a)
.......................... 4,509 49,779
Omnicell, Inc.
(a)
.......................... 2,822 124,563
Ondas, Inc.
(a) (b)
.......................... 24,638 325,714
ONE Gas, Inc. ........................... 3,816 296,656
OneMain Holdings, Inc. , Class A ............... 7,319 404,814
OneSpaWorld Holdings Ltd. .................. 6,119 145,326
Onterris, Inc.
(a)
........................... 2,264 36,247
Onto Innovation, Inc.
(a)
..................... 3,008 776,786
Opendoor Technologies, Inc. , Class A
(a) (b)
......... 54,231 273,324
OPENLANE, Inc.
(a)
........................ 7,040 268,224
OPKO Health, Inc.
(a)
....................... 27,130 39,610
Optimum Communications, Inc. , Class A
(a)
........ 15,627 10,286
Option Care Health, Inc.
(a)
................... 10,294 214,836
Orchid Island Capital, Inc. ................... 8,820 59,800
Organon & Co. .......................... 15,813 210,945
ORIC Pharmaceuticals, Inc.
(a)
................ 2,651 22,401
Origin Bancorp, Inc. ....................... 1,816 86,551
Ormat Technologies, Inc. .................... 3,566 489,362
Orrstown Financial Services, Inc. .............. 1,135 42,143
Oruka Therapeutics, Inc.
(a)
................... 1,930 112,963
Oscar Health, Inc. , Class A
(a)
................. 12,608 280,276
Oshkosh Corp. .......................... 3,938 511,940
OSI Systems, Inc.
(a)
....................... 1,056 228,888
Otter Tail Corp. .......................... 2,264 196,198
Ouster, Inc.
(a)
............................ 2,681 123,460
Outfront Media, Inc. ....................... 8,806 283,905
Owens Corning .......................... 5,062 636,901
Oxford Industries, Inc. ..................... 1,149 51,268
Pacira BioSciences, Inc.
(a)
................... 3,287 76,324
PACS Group, Inc.
(a)
....................... 2,850 104,453

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
PagerDuty, Inc.
(a)
......................... 5,054 $ 50,287
Palomar Holdings, Inc.
(a)
.................... 1,615 172,870
Palvella Therapeutics, Inc.
(a)
................. 450 53,307
Papa John's International, Inc. ................ 1,985 67,907
Par Pacific Holdings, Inc.
(a)
.................. 3,062 171,962
PAR Technology Corp.
(a)
.................... 2,357 36,392
Paramount Skydance Corp. , Class B , NVS
(b)
...... 18,812 199,595
Park Hotels & Resorts, Inc. .................. 13,767 166,994
Park National Corp. ....................... 994 170,531
Parsons Corp.
(a)
.......................... 3,540 209,214
Pathward Financial, Inc. .................... 1,618 133,064
Patrick Industries, Inc. ..................... 2,078 188,101
Patterson-UTI Energy, Inc. .................. 21,983 246,429
Paycom Software, Inc. ..................... 2,181 304,620
Paylocity Holding Corp.
(a)
................... 2,729 313,644
Paymentus Holdings, Inc. , Class A
(a)
............ 3,105 72,936
Payoneer Global, Inc.
(a)
..................... 19,984 103,917
PBF Energy, Inc. , Class A ................... 5,147 209,483
PC Connection, Inc. ....................... 963 67,015
PDF Solutions, Inc.
(a)
...................... 2,357 115,092
Peabody Energy Corp. ..................... 7,226 195,463
Peapack-Gladstone Financial Corp. ............ 909 39,314
Pebblebrook Hotel Trust .................... 7,136 108,824
Pediatrix Medical Group, Inc.
(a)
................ 5,147 110,866
Pegasystems, Inc. ........................ 5,612 200,517
Peloton Interactive, Inc. , Class A
(a)
............. 21,425 137,120
Penguin Solutions, Inc.
(a)
.................... 3,194 178,321
Penn Entertainment, Inc.
(a)
................... 7,345 138,306
Pennant Group, Inc. (The)
(a)
.................. 2,543 87,098
PennyMac Financial Services, Inc. ............. 1,985 166,482
PennyMac Mortgage Investment Trust ........... 5,245 54,863
Penske Automotive Group, Inc. ............... 1,220 204,191
Penumbra, Inc.
(a)
......................... 2,264 720,631
Peoples Bancorp, Inc. ..................... 2,165 75,299
Perdoceo Education Corp. ................... 4,789 155,068
Perella Weinberg Partners , Class A ............. 3,194 54,809
Performance Food Group Co.
(a)
............... 9,713 953,719
Perimeter Solutions, Inc.
(a)
................... 8,824 284,839
Permian Resources Corp. , Class A ............. 44,214 850,235
Perrigo Co. PLC ......................... 8,341 92,168
Personalis, Inc.
(a)
......................... 3,759 42,853
Phathom Pharmaceuticals, Inc.
(a) (b)
............. 2,570 24,646
Phibro Animal Health Corp. , Class A ............ 1,706 52,528
Phillips Edison & Co., Inc. ................... 7,573 304,056
Phinia, Inc. ............................. 2,543 196,472
Photronics, Inc.
(a)
......................... 3,556 115,037
Phreesia, Inc.
(a)
.......................... 3,287 32,410
Piedmont Realty Trust, Inc. , Class A
(a)
........... 7,412 61,594
Pilgrim's Pride Corp. ....................... 3,008 85,156
Pinnacle West Capital Corp. ................. 7,235 721,619
Pinterest, Inc. , Class A
(a)
.................... 27,553 552,438
Piper Sandler Companies ................... 4,304 337,477
PJT Partners, Inc. , Class A .................. 1,330 203,357
Plains GP Holdings LP , Class A
(a)
.............. 11,902 289,814
Planet Fitness, Inc. , Class A
(a)
................ 5,054 270,440
Planet Labs PBC , Class A
(a)
.................. 15,183 776,459
Plexus Corp.
(a)
........................... 1,706 457,822
Plug Power, Inc.
(a) (b)
....................... 80,338 317,335
Polaris, Inc. ............................. 3,473 245,090
Pool Corp. ............................. 2,029 368,061
Popular, Inc. ............................ 3,264 484,802
Porch Group, Inc.
(a) (b)
...................... 4,113 42,857
Portland General Electric Co. ................. 6,555 328,537
Post Holdings, Inc.
(a)
....................... 1,567 143,913
Security Shares Value
a
United States (continued)
Powell Industries, Inc. ...................... 1,767 $ 502,570
Power Integrations, Inc. .................... 3,473 291,732
Power Solutions International, Inc.
(a)
............ 584 24,341
PRA Group, Inc.
(a)
........................ 2,822 43,064
Praxis Precision Medicines, Inc.
(a)
.............. 1,456 509,556
Precigen, Inc.
(a)
.......................... 10,653 46,234
Preformed Line Products Co. ................. 219 80,991
Prestige Consumer Healthcare, Inc.
(a)
........... 3,008 142,970
PriceSmart, Inc. .......................... 1,588 269,944
Primerica, Inc. ........................... 1,935 522,392
Primo Brands Corp. , Class A ................. 14,414 357,467
Primoris Services Corp. .................... 3,287 413,439
Privia Health Group, Inc.
(a)
................... 6,296 135,427
ProAssurance Corp.
(a)
...................... 2,545 61,055
Procept Biorobotics Corp.
(a)
.................. 3,101 81,649
Procore Technologies, Inc.
(a)
................. 6,872 340,095
PROG Holdings, Inc. ...................... 2,295 84,387
Progress Software Corp.
(a)
................... 2,729 89,593
Progyny, Inc.
(a)
........................... 4,941 126,292
ProPetro Holding Corp.
(a)
.................... 6,668 101,754
Prosperity Bancshares, Inc. .................. 5,701 393,141
Protagonist Therapeutics, Inc.
(a)
............... 2,915 290,217
Proto Labs, Inc.
(a)
......................... 1,706 129,247
Provident Financial Services, Inc. .............. 7,497 166,358
PTC Therapeutics, Inc.
(a)
.................... 4,315 318,663
Pulse Biosciences, Inc.
(a) (b)
................... 1,374 34,350
PureCycle Technologies, Inc.
(a) (b)
............... 7,783 96,431
Pursuit Attractions and Hospitality, Inc.
(a)
......... 1,521 68,095
PVH Corp. ............................. 2,775 258,852
Q2 Holdings, Inc.
(a)
........................ 3,659 173,254
QCR Holdings, Inc. ....................... 1,038 95,652
Qorvo, Inc.
(a)
............................ 5,426 561,917
Quaker Chemical Corp. .................... 963 138,219
Qualys, Inc.
(a)
........................... 2,264 247,433
Quanex Building Products Corp. ............... 3,008 55,979
Quantum Computing, Inc.
(a) (b)
................. 12,043 144,034
QuantumScape Corp. , Class A
(a) (b)
............. 27,425 246,277
QuidelOrtho Corp.
(a)
....................... 4,217 54,905
QuinStreet, Inc.
(a)
......................... 3,194 39,989
QXO, Inc.
(a) (b)
............................ 38,234 659,537
Radian Group, Inc. ........................ 8,244 281,533
RadNet, Inc.
(a)
........................... 4,124 229,006
Ralliant Corp. ........................... 6,582 407,228
Ralph Lauren Corp. , Class A ................. 2,350 855,165
Ramaco Resources, Inc. , Class A
(a)
............. 2,333 36,418
Rambus, Inc.
(a)
.......................... 6,482 942,872
Range Resources Corp. .................... 14,371 559,750
Rapport Therapeutics, Inc.
(a)
................. 1,681 66,400
Rayonier, Inc. ........................... 17,368 362,818
RBC Bearings, Inc.
(a)
...................... 1,854 1,060,414
RealReal, Inc. (The)
(a)
...................... 6,203 59,797
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
...... 26,944 96,729
Red Cat Holdings, Inc.
(a)
.................... 6,397 92,757
Red Rock Resorts, Inc. , Class A ............... 3,287 191,895
Redwire Corp.
(a) (b)
......................... 10,852 266,634
Redwood Trust, Inc. ....................... 9,829 53,273
Regal Rexnord Corp. ...................... 3,938 794,531
Reinsurance Group of America, Inc. ............ 4,010 804,967
Relay Therapeutics, Inc.
(a)
................... 9,643 135,484
Remitly Global, Inc.
(a)
...................... 10,967 219,559
RenaissanceRe Holdings Ltd. ................ 2,826 792,269
Renasant Corp. .......................... 5,703 232,226
Repligen Corp.
(a)
......................... 3,194 395,896
Republic Bancorp, Inc. , Class A ............... 527 42,661

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
Resideo Technologies, Inc.
(a)
................. 8,067 $ 252,255
Resolute Holdings Management, Inc.
(a)
.......... 282 33,552
Revolve Group, Inc. , Class A
(a)
................ 2,636 51,666
Revvity, Inc. ............................ 6,998 731,641
REX American Resources Corp.
(a)
............. 2,654 124,101
Rexford Industrial Realty, Inc. ................ 14,266 506,015
Reynolds Consumer Products, Inc. ............. 3,845 83,321
RH
(a)
................................. 963 142,996
Rhythm Pharmaceuticals, Inc.
(a)
............... 3,421 302,143
Richtech Robotics, Inc. , Class B
(a) (b)
............ 9,623 29,061
Ridgepost Capital, Inc. , Class A ............... 4,087 33,840
Rigetti Computing, Inc.
(a)
.................... 19,249 491,619
Riley Exploration Permian, Inc. ................ 870 28,936
RingCentral, Inc. , Class A ................... 4,310 186,666
Riot Platforms, Inc.
(a)
...................... 21,239 575,789
Rithm Capital Corp. ....................... 34,638 322,826
RLI Corp. .............................. 5,154 257,906
RLJ Lodging Trust ........................ 9,922 96,541
Robert Half, Inc. ......................... 6,203 182,616
Rogers Corp.
(a)
.......................... 1,002 141,803
Roivant Sciences Ltd.
(a)
..................... 29,820 894,302
Roku, Inc. , Class A
(a)
...................... 8,129 1,058,233
Root, Inc. , Class A
(a)
....................... 685 35,661
Royal Gold, Inc. .......................... 5,208 1,169,092
RPC, Inc. .............................. 6,947 45,989
Rubrik, Inc. , Class A
(a)
...................... 9,051 711,680
Rumble, Inc.
(a) (b)
.......................... 4,682 43,028
Rush Enterprises, Inc. , Class A ............... 3,845 266,574
Rush Enterprises, Inc. , Class B ............... 591 38,356
Rush Street Interactive, Inc. , Class A
(a)
.......... 6,686 169,423
RXO, Inc.
(a)
............................. 6,203 158,673
Ryan Specialty Holdings, Inc. , Class A ........... 6,482 206,452
Ryder System, Inc. ........................ 2,084 522,771
Ryerson Holding Corp. ..................... 2,078 59,431
Ryman Hospitality Properties, Inc. ............. 3,698 425,751
S&T Bancorp, Inc. ........................ 2,266 102,174
Sable Offshore Corp. , Class A
(a)
............... 6,177 90,493
Sabra Health Care REIT, Inc. ................. 14,418 286,774
Safehold, Inc. ........................... 3,473 51,991
Safety Insurance Group, Inc. ................. 910 63,855
Saia, Inc.
(a)
............................. 1,613 761,933
Sally Beauty Holdings, Inc.
(a)
................. 6,110 81,141
Sana Biotechnology, Inc.
(a) (b)
................. 10,275 33,908
Sandisk Corp.
(a)
.......................... 8,846 14,993,793
Sanmina Corp.
(a)
......................... 3,375 876,589
Sarepta Therapeutics, Inc.
(a)
................. 5,147 91,977
Satellogic, Inc. , Class A
(a)
................... 5,587 53,132
Saul Centers, Inc. ........................ 1,242 43,048
Savara, Inc.
(a)
........................... 5,605 29,146
ScanSource, Inc.
(a)
........................ 1,613 74,634
Schneider National, Inc. , Class B .............. 3,287 116,163
Scholar Rock Holding Corp.
(a) (b)
............... 4,310 212,483
Scholastic Corp. ......................... 2,078 84,159
Schrodinger, Inc.
(a)
........................ 3,938 59,858
Science Applications International Corp. ......... 2,959 308,328
Scotts Miracle-Gro Co. (The) ................. 2,729 161,011
Seaboard Corp. .......................... 16 81,311
Seacoast Banking Corp. of Florida ............. 5,147 156,006
SEI Investments Co. ....................... 4,982 437,818
Select Medical Holdings Corp. ................ 6,575 108,487
Select Water Solutions, Inc. , Class A ............ 5,519 98,956
Selective Insurance Group, Inc. ............... 3,477 300,900
SELLAS Life Sciences Group, Inc.
(a)
............ 11,358 105,743
Semtech Corp.
(a)
......................... 5,646 861,241
Security Shares Value
a
United States (continued)
Seneca Foods Corp. , Class A
(a)
............... 272 $ 39,111
Sensata Technologies Holding PLC ............ 9,178 453,301
Sensient Technologies Corp. ................. 2,264 257,756
SentinelOne, Inc. , Class A
(a)
.................. 19,959 330,321
Serve Robotics, Inc.
(a) (b)
..................... 3,428 32,052
Service Corp. International .................. 7,068 531,443
Service Properties Trust .................... 32,788 58,691
ServiceTitan, Inc. , Class A
(a)
.................. 3,455 250,004
ServisFirst Bancshares, Inc. ................. 3,008 234,594
Sezzle, Inc.
(a)
........................... 1,242 146,742
Shake Shack, Inc. , Class A
(a)
................. 2,357 151,579
Shenandoah Telecommunications Co. ........... 3,287 52,428
Shift4 Payments, Inc. , Class A
(a) (b)
.............. 3,752 167,189
Shoals Technologies Group, Inc. , Class A
(a)
....... 10,017 124,712
Shoe Carnival, Inc. ........................ 1,428 25,276
Shutterstock, Inc. ......................... 1,892 28,172
SI-BONE, Inc.
(a)
.......................... 2,636 37,168
Signet Jewelers Ltd. ....................... 2,502 218,650
Sila Realty Trust, Inc. ...................... 3,287 99,399
Silgan Holdings, Inc. ....................... 5,432 204,026
Silicon Laboratories, Inc.
(a)
................... 1,985 431,936
Simmons First National Corp. , Class A .......... 8,829 189,382
Simply Good Foods Co. (The)
(a)
............... 5,798 66,793
Simpson Manufacturing Co., Inc. .............. 2,543 482,509
Sinclair, Inc. ............................ 2,729 37,742
Sirius XM Holdings, Inc. .................... 12,094 357,015
SiteOne Landscape Supply, Inc.
(a)
.............. 2,729 296,369
SiTime Corp.
(a)
........................... 1,335 948,117
Six Flags Entertainment Corp.
(a)
............... 5,705 119,862
Skyward Specialty Insurance Group, Inc.
(a)
........ 2,194 96,799
SkyWater Technology, Inc.
(a)
................. 1,764 68,761
SkyWest, Inc.
(a)
.......................... 684 58,585
Skyworks Solutions, Inc. .................... 8,925 694,811
SL Green Realty Corp. ..................... 4,217 191,452
Slide Insurance Holdings, Inc.
(a)
............... 1,648 29,713
SLM Corp. ............................. 11,276 249,425
SM Energy Co. .......................... 13,878 426,193
Smartstop Self Storage REIT, Inc. .............. 3,370 105,313
Snap, Inc. , Class A , NVS
(a)
.................. 67,588 385,927
SolarEdge Technologies, Inc.
(a)
................ 3,566 272,264
Solaris Energy Infrastructure, Inc. , Class A ........ 2,845 197,841
Solid Power, Inc.
(a) (b)
....................... 9,825 32,521
Solstice Advanced Materials, Inc. .............. 9,604 808,945
Solventum Corp.
(a)
........................ 8,662 649,217
Somnigroup International, Inc. ................ 12,093 856,305
Sonic Automotive, Inc. , Class A ............... 890 73,532
Sonoco Products Co. ...................... 5,948 289,549
Sonos, Inc.
(a)
............................ 7,412 116,961
Sotera Health Co.
(a)
....................... 17,095 267,366
SoundHound AI, Inc. , Class A
(a) (b)
.............. 25,016 225,144
South Plains Financial, Inc. .................. 788 31,985
Southern Missouri Bancorp, Inc. ............... 579 39,986
Southside Bancshares, Inc. .................. 1,722 56,413
SOUTHSTATE BANK CORP. ................. 6,125 580,344
Southwest Gas Holdings, Inc. ................ 3,898 336,047
Spectrum Brands Holdings, Inc. ............... 1,306 102,769
Sphere Entertainment Co. , Class A
(a) (b)
........... 1,533 212,290
Spire, Inc. .............................. 3,473 285,689
Sprinklr, Inc. , Class A
(a)
..................... 6,668 37,207
Sprouts Farmers Market, Inc.
(a)
................ 6,017 497,125
SPS Commerce, Inc.
(a)
..................... 2,264 128,482
SPX Technologies, Inc.
(a)
.................... 3,136 679,446
Spyre Therapeutics, Inc.
(a)
................... 3,136 230,496
St. Joe Co. (The) ......................... 2,450 155,894

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
STAAR Surgical Co.
(a)
...................... 2,729 $ 81,570
STAG Industrial, Inc. ...................... 11,394 431,491
Stagwell, Inc. , Class A
(a)
.................... 7,597 53,255
Standard Motor Products, Inc. ................ 1,706 66,858
StandardAero, Inc.
(a)
....................... 11,916 341,274
Standex International Corp. .................. 734 203,325
Stanley Black & Decker, Inc. ................. 9,754 774,663
Starwood Property Trust, Inc. ................. 21,010 358,851
Stellar Bancorp, Inc. ....................... 2,964 110,676
Stepan Co. ............................. 1,428 75,470
StepStone Group, Inc. , Class A ............... 4,173 205,771
Sterling Infrastructure, Inc.
(a)
................. 1,892 1,628,709
Steven Madden Ltd. ....................... 4,310 187,226
Stewart Information Services Corp. ............. 1,985 128,985
Stifel Financial Corp. ...................... 9,235 647,835
Stock Yards Bancorp, Inc. ................... 1,693 121,456
Stoke Therapeutics, Inc.
(a)
................... 2,915 90,103
StoneX Group, Inc.
(a)
...................... 4,003 453,740
Strategic Education, Inc. .................... 1,428 109,599
Stride, Inc.
(a)
............................ 2,636 243,514
Sturm Ruger & Co., Inc. .................... 1,242 48,550
SunCoke Energy, Inc. ...................... 6,296 56,727
Sunococorp LLC ......................... 2,444 159,691
Sunrun, Inc.
(a)
........................... 13,396 223,981
Sunstone Hotel Investors, Inc. ................ 11,300 122,266
Supernus Pharmaceuticals, Inc.
(a)
.............. 3,938 181,857
Surgery Partners, Inc.
(a)
.................... 4,217 56,339
Sweetgreen, Inc. , Class A
(a) (b)
................. 6,482 64,561
Sylvamo Corp. .......................... 2,357 92,559
Symbotic, Inc. , Class A
(a) (b)
................... 4,237 196,703
Synaptics, Inc.
(a)
......................... 2,473 339,493
Syndax Pharmaceuticals, Inc.
(a)
............... 4,589 89,899
T1 Energy, Inc.
(a)
......................... 10,165 107,342
Talen Energy Corp.
(a)
...................... 2,559 989,821
Talos Energy, Inc.
(a)
....................... 7,732 113,428
Tandem Diabetes Care, Inc.
(a)
................ 3,938 67,734
Tanger, Inc. ............................. 6,563 236,727
Tango Therapeutics, Inc.
(a)
................... 5,571 122,451
Target Hospitality Corp.
(a)
................... 2,147 37,272
Tarsus Pharmaceuticals, Inc.
(a)
................ 1,892 112,385
Taylor Morrison Home Corp. , Class A
(a)
.......... 5,985 350,123
Taysha Gene Therapies, Inc.
(a) (b)
............... 8,217 48,234
TD SYNNEX Corp. ........................ 4,373 1,142,577
Teladoc Health, Inc.
(a)
...................... 10,387 79,045
Teleflex, Inc. ............................ 2,702 347,585
Telephone and Data Systems, Inc. ............. 6,203 242,599
Tempus AI, Inc. , Class A
(a) (b)
.................. 5,761 290,758
Tenable Holdings, Inc.
(a)
.................... 7,319 206,615
Tenet Healthcare Corp.
(a)
.................... 5,338 935,858
Tennant Co. ............................ 1,149 98,940
Teradata Corp.
(a)
......................... 5,237 178,320
Terawulf, Inc.
(a)
.......................... 23,296 595,446
Terex Corp. ............................. 7,373 428,961
Terreno Realty Corp. ...................... 6,510 427,642
Tetra Tech, Inc. .......................... 15,158 416,693
TETRA Technologies, Inc.
(a)
.................. 7,622 77,973
Texas Capital Bancshares, Inc. ............... 2,702 268,822
Texas Roadhouse, Inc. , Class A ............... 4,031 728,079
TFS Financial Corp. ....................... 3,402 54,126
TG Therapeutics, Inc.
(a)
..................... 8,992 341,156
Theravance Biopharma, Inc.
(a)
................ 2,320 37,259
Thermon Group Holdings, Inc.
(a)
............... 2,078 127,049
Thor Industries, Inc. ....................... 3,101 245,227
ThredUp, Inc. , Class A
(a)
.................... 5,855 27,226
Security Shares Value
a
United States (continued)
TIC Solutions, Inc.
(a)
....................... 8,749 $ 71,479
Tidewater, Inc.
(a)
......................... 870 63,936
Timken Co. (The) ......................... 3,938 503,985
Tiptree, Inc. ............................ 2,729 49,777
TKO Group Holdings, Inc. , Class A ............. 4,068 834,672
TMC the metals Co., Inc.
(a) (b)
................. 12,277 74,276
Toll Brothers, Inc. ......................... 5,853 810,875
Tompkins Financial Corp. ................... 762 65,646
Tootsie Roll Industries, Inc. .................. 1,172 44,196
TopBuild Corp.
(a)
......................... 1,702 710,551
Toro Co. (The) ........................... 6,017 540,808
Towne Bank ............................ 5,304 180,707
TPG RE Finance Trust, Inc. .................. 5,612 47,141
TPG, Inc. , Class A ........................ 8,699 370,316
Trade Desk, Inc. (The) , Class A
(a)
.............. 25,297 545,403
Transcat, Inc.
(a)
.......................... 777 65,672
TransMedics Group, Inc.
(a) (b)
.................. 1,999 134,333
Transocean Ltd.
(a) (b)
....................... 57,954 358,735
Travel + Leisure Co. ....................... 4,124 280,432
Travere Therapeutics, Inc.
(a)
.................. 4,868 229,672
Trevi Therapeutics, Inc.
(a)
................... 5,160 72,962
Trex Co., Inc.
(a)
.......................... 6,482 268,355
TriCo Bancshares ........................ 1,880 95,504
Trilogy Metals, Inc.
(a) (b)
...................... 7,508 34,762
TriMas Corp. ............................ 2,450 100,279
TriNet Group, Inc. ........................ 2,078 94,923
Trinity Industries, Inc. ...................... 5,333 173,003
TripAdvisor, Inc.
(a)
........................ 6,761 75,588
Triumph Financial, Inc.
(a)
.................... 1,363 97,114
Tronox Holdings PLC ...................... 7,969 63,354
Trump Media & Technology Group Corp.
(a) (b)
....... 9,147 85,159
Trupanion, Inc.
(a)
......................... 1,953 42,614
TrustCo Bank Corp. NY .................... 1,497 77,560
Trustmark Corp. ......................... 3,417 150,895
TTM Technologies, Inc.
(a)
.................... 6,257 1,086,966
Turning Point Brands, Inc. ................... 1,030 87,478
Tutor Perini Corp. ........................ 2,719 194,381
Twist Bioscience Corp.
(a)
.................... 3,752 250,896
Two Harbors Investment Corp. ................ 6,668 82,216
TXNM Energy, Inc. ........................ 5,628 333,234
Tyra Biosciences, Inc.
(a)
.................... 955 31,907
U.S. Foods Holding Corp.
(a)
.................. 13,651 1,117,334
U.S. Physical Therapy, Inc. .................. 1,050 67,473
UDR, Inc. .............................. 14,917 550,437
UFP Industries, Inc. ....................... 3,538 286,578
UFP Technologies, Inc.
(a)
.................... 498 109,610
UGI Corp. .............................. 12,931 451,551
U-Haul Holding Co.
(a)
...................... 632 36,587
U-Haul Holding Co. , Series N , NVS ............. 6,371 331,419
UiPath, Inc. , Class A
(a)
..................... 25,642 300,524
UL Solutions, Inc. , Class A ................... 4,904 487,948
Ultra Clean Holdings, Inc.
(a)
.................. 2,729 233,521
Ultragenyx Pharmaceutical, Inc.
(a)
.............. 4,961 118,766
UMB Financial Corp. ...................... 4,644 609,571
UMH Properties, Inc. ...................... 4,496 67,530
Under Armour, Inc. , Class A
(a)
................. 11,224 65,885
Under Armour, Inc. , Class C , NVS
(a)
............ 8,062 46,195
UniFirst Corp. ........................... 963 255,599
uniQure N.V.
(a) (b)
.......................... 2,372 67,673
United Bankshares, Inc. .................... 8,586 372,718
United Community Banks, Inc. ................ 7,295 240,370
United Fire Group, Inc. ..................... 1,327 58,826
United Natural Foods, Inc.
(a)
.................. 3,566 183,114
United Parks & Resorts, Inc.
(a)
................ 1,706 68,462

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
United States (continued)
United States Antimony Corp.
(a) (b)
.............. 7,126 $ 63,991
United States Lime & Minerals, Inc. ............. 636 72,498
Uniti Group, Inc.
(a)
........................ 8,847 99,263
Unitil Corp. ............................. 1,070 53,532
Unity Software, Inc.
(a)
...................... 19,221 585,664
Universal Corp. .......................... 1,521 78,894
Universal Display Corp. .................... 2,729 251,395
Universal Health Services, Inc. , Class B ......... 2,980 435,408
Universal Insurance Holdings, Inc. ............. 1,617 59,861
Universal Technical Institute, Inc.
(a)
............. 3,504 131,085
Univest Financial Corp. ..................... 1,738 68,547
Unum Group ............................ 8,141 677,575
Upbound Group, Inc. ...................... 2,822 54,211
Upstart Holdings, Inc.
(a) (b)
.................... 5,054 170,775
Upwork, Inc.
(a)
........................... 7,597 67,006
Uranium Energy Corp.
(a) (b)
................... 30,697 422,698
Urban Edge Properties ..................... 7,553 169,489
Urban Outfitters, Inc.
(a)
..................... 3,659 265,826
USA Rare Earth, Inc. , Class A
(a) (b)
.............. 11,677 327,073
USA TODAY Co., Inc.
(a)
..................... 10,852 84,754
Utz Brands, Inc. .......................... 4,217 30,868
UWM Holdings Corp. ...................... 11,224 34,345
V2X, Inc.
(a)
............................. 1,149 95,516
Vail Resorts, Inc. ......................... 2,264 302,470
Valaris Ltd.
(a)
............................ 4,031 373,392
Valley National Bancorp .................... 29,017 399,564
Valmont Industries, Inc. ..................... 1,242 645,604
Valvoline, Inc.
(a)
.......................... 7,412 250,155
Varonis Systems, Inc. , Class B
(a)
............... 6,668 227,712
Vaxcyte, Inc.
(a)
........................... 7,347 377,636
Veeco Instruments, Inc.
(a) (b)
.................. 3,473 200,184
Vera Therapeutics, Inc. , Class A
(a)
.............. 2,729 96,934
Veracyte, Inc.
(a)
.......................... 4,868 225,583
VeraDermics, Inc.
(a)
....................... 1,042 105,148
Vericel Corp.
(a)
........................... 3,194 106,456
Verra Mobility Corp. , Class A
(a)
................ 9,829 44,329
Versant Media Group, Inc. ................... 8,992 387,915
Versigent PLC
(a)
.......................... 4,410 194,569
Vertex, Inc. , Class A
(a)
...................... 4,310 57,539
Vestis Corp.
(a)
........................... 7,040 90,957
VF Corp. .............................. 19,658 337,724
Viasat, Inc.
(a)
............................ 6,917 557,649
Viatris, Inc. ............................. 71,160 1,157,062
Viavi Solutions, Inc.
(a)
...................... 14,325 695,622
Vicor Corp.
(a)
............................ 1,428 478,152
Victoria's Secret & Co.
(a)
.................... 4,217 231,935
Victory Capital Holdings, Inc. , Class A ........... 2,760 233,358
Viking Therapeutics, Inc.
(a) (b)
.................. 6,482 212,221
Viper Energy, Inc. , Class A .................. 11,479 522,295
Vir Biotechnology, Inc.
(a)
.................... 6,203 59,177
Viridian Therapeutics, Inc.
(a)
.................. 3,845 67,749
Virtu Financial, Inc. , Class A .................. 5,084 254,963
Virtus Investment Partners, Inc. ............... 254 36,330
Vishay Intertechnology, Inc. .................. 7,040 366,432
Vistance Networks, Inc.
(a)
................... 13,117 163,700
Visteon Corp. ........................... 1,549 183,231
Vita Coco Co., Inc. (The)
(a)
................... 3,111 233,729
Vital Farms, Inc.
(a)
........................ 2,021 20,230
Vitesse Energy, Inc. ....................... 2,264 39,122
Vontier Corp. ............................ 9,085 257,832
Vornado Realty Trust ...................... 9,829 331,729
Voya Financial, Inc. ....................... 5,920 480,822
Voyager Technologies, Inc. , Class A
(a) (b)
.......... 1,062 52,601
VSE Corp. ............................. 1,673 309,756
Security Shares Value
a
United States (continued)
WaFd, Inc. ............................. 4,475 $ 159,131
Walker & Dunlop, Inc. ...................... 2,078 104,295
Warby Parker, Inc. , Class A
(a) (b)
................ 5,147 126,204
Warrior Met Coal, Inc. ...................... 3,111 294,114
Washington Trust Bancorp, Inc. ............... 1,163 37,879
WaterBridge Infrastructure LLC , Class A ......... 2,108 61,659
Watts Water Technologies, Inc. , Class A .......... 1,706 527,120
WaVe Life Sciences Ltd.
(a)
................... 7,226 47,547
Wayfair, Inc. , Class A
(a)
..................... 6,137 443,460
Waystar Holding Corp.
(a)
.................... 6,906 137,498
WD-40 Co. ............................. 870 173,974
Weatherford International PLC ................ 4,403 456,327
Webster Financial Corp. .................... 9,659 702,402
Weis Markets, Inc. ........................ 1,242 90,629
Wendy's Co. (The) ........................ 11,224 86,425
Werner Enterprises, Inc. .................... 3,645 151,304
WesBanco, Inc. .......................... 5,872 203,465
WESCO International, Inc. ................... 3,008 1,086,399
Westamerica BanCorp ..................... 1,465 81,293
Western Alliance Bancorp ................... 6,141 489,131
Western Union Co. (The) ................... 19,585 159,226
Westlake Corp. .......................... 2,326 201,967
WEX, Inc.
(a)
............................. 1,940 281,222
Whirlpool Corp. .......................... 3,854 167,341
White Mountains Insurance Group Ltd. .......... 159 328,306
Whitestone REIT , Class B ................... 3,287 62,716
Willdan Group, Inc.
(a)
...................... 721 65,496
Willis Lease Finance Corp. .................. 312 55,227
WillScot Holdings Corp. .................... 10,945 281,615
Wingstop, Inc. ........................... 1,639 257,257
Winmark Corp. .......................... 219 82,907
Winnebago Industries, Inc. .................. 1,799 53,412
Wintrust Financial Corp. .................... 4,076 612,337
WisdomTree, Inc. ......................... 7,992 152,248
Wolfspeed, Inc.
(a)
......................... 1,615 95,737
Wolverine World Wide, Inc. .................. 5,705 100,123
Woodward, Inc. .......................... 3,638 1,273,409
Workiva, Inc. , Class A
(a)
..................... 3,008 149,738
World Acceptance Corp.
(a)
................... 312 51,508
World Kinect Corp. ........................ 2,894 83,376
Worthington Enterprises, Inc. ................. 1,985 112,688
Worthington Steel, Inc. ..................... 2,357 99,442
WSFS Financial Corp. ..................... 3,281 234,427
Wyndham Hotels & Resorts, Inc. ..............
4,682
375,777
Wynn Resorts Ltd. ........................ 4,931 499,116
Xencor, Inc.
(a)
........................... 4,031 47,888
Xenia Hotels & Resorts, Inc. ................. 5,163 89,681
Xenon Pharmaceuticals, Inc.
(a)
................ 4,847 265,276
Xeris Biopharma Holdings, Inc.
(a)
.............. 7,812 48,122
Xometry, Inc. , Class A
(a) (b)
................... 2,671 254,520
XPEL, Inc.
(a) (b)
........................... 1,613 73,746
XPLR Infrastructure LP
(a)
.................... 6,854 85,538
Yelp, Inc. , Class A
(a)
....................... 3,938 89,786
YETI Holdings, Inc.
(a)
...................... 5,054 242,440
Zebra Technologies Corp. , Class A
(a)
............ 2,822 687,524
Zenas Biopharma, Inc.
(a) (b)
................... 969 17,830
Zeta Global Holdings Corp. , Class A
(a) (b)
.......... 11,596 265,432
Ziff Davis, Inc.
(a)
.......................... 2,636 118,805
Zillow Group, Inc. , Class A
(a)
................. 1,500 53,040
Zillow Group, Inc. , Class C , NVS
(a)
............. 10,161 355,635
Zions Bancorp NA ........................ 8,713 544,127
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 16,557 55,135
Zurn Elkay Water Solutions Corp. .............. 9,264 435,408

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
United States (continued)
Zymeworks, Inc.
(a) (b)
....................... 3,008 $ 75,591
403,330,856
a
Total Common Stocks — 99.1%
(Cost: $ 540,076,875 ) ................................ 657,579,647
a
Preferred Stocks
Germany  —  0 .1%
Draegerwerk AG & Co. KGaA , Preference Shares , NVS 591 63,177
FUCHS SE , Preference Shares , NVS ........... 3,938 180,516
Jungheinrich AG , Preference Shares , NVS ........ 2,915 84,582
KSB SE & Co. KGaA , Preference Shares , NVS ..... 56 56,459
Sixt SE , Preference Shares , NVS .............. 963 71,289
STO SE & Co. KGaA , Preference Shares , NVS .... 219 26,705
482,728
a
Italy  —  0 .0%
Danieli & C Officine Meccaniche SpA , Preference
Shares , NVS .......................... 2,357 137,255
a
Total Preferred Stocks — 0.1%
(Cost: $ 598,298 ) ................................... 619,983
a
Rights
Denmark  —  0 .0%
NOVO Nordisk CVR (Expires 06/30/31 )
(a) (c)
........ 4,160 2,746
a
Norway  —  0 .0%
Elkem ASA (Expires 06/12/26 )
(a)
............... 2,010 1,139
a
Spain  —  0 .0%
Almirall SA (Expires 06/15/26 )
(a)
............... 4,541 921
a
Sweden  —  0 .0%
Electrolux AB (Expires 06/30/26 )
(a)
............. 23,156 30,973
a
Security Shares Value
a
United States  —  0 .0%
89Bio, Inc. , CVR (Expires 12/31/35)
(a) (b)
.......... 9,875 $ 3,358
Arcellx, Inc. CVR (Expires 04/01/30 )
(a)
........... 1,681 117
Verve Therapeutics, Inc. RTS
(a) (b) (c)
............. 6,160 4,004
7,479
a
Total Rights — 0.0%
(Cost: $ 47,796 ) .................................... 43,258
a
Total Long-Term Investments — 99.2%
(Cost: $ 540,722,969 ) ................................ 658,242,888
a
Short-Term Securities
Money Market Funds  —  5 .9%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.76%
(e) (f) (g)
...................... 36,189,795 36,200,652
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.58%
(e) (f)
............................. 3,047,968 3,047,968
a
Total Short-Term Securities — 5.9%
(Cost: $ 39,248,841 ) ................................. 39,248,620
Total Investments —  105.1%
(Cost: $ 579,971,810 ) ................................ 697,491,508
Liabilities in Excess of Other Assets — ( 5 .1 ) % ............... (34,056,768)
Net Assets — 100.0% ................................. $ 663,434,740
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 38,397,539  $ —  $ (2,190,585)
(a)
$ (3,511) $ (2,791) $ 36,200,652  36,189,795  $ 265,698
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 1,220,000  1,827,968
(a)
—  —  —  3,047,968  3,047,968  87,651  —
$ —  $ (3,511) $ (2,791)
$ 39,248,620
$ 353,349  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI World Small-Cap ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 8 06/18/26 $ 1,170 $ 38,339
E-Mini S&P MidCap 400 Index ............................................................. 2 06/18/26 746 22,354
MSCI EAFE Index ..................................................................... 7 06/19/26 1,089 12,801
$ 73,494
Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depr e ciation)
Long Contracts
(a)
Arbor Realty Trust, Inc. ................ Merrill Lynch International USD 15,859 02/15/28 0.40% 1D OBFR01 Monthly $ (110)
Bread Financial Holdings, Inc. ........... Merrill Lynch International 237,722 02/15/28 0.40% 1D OBFR01 Monthly 6,329
Douglas Emmett, Inc. ................. Goldman Sachs Bank USA 55,714 08/18/26 0.20% 1D FEDL01 Monthly (191)
Employers Holdings, Inc. ............... BNP Paribas 8,400 08/30/27 0.20% 1D OBFR01 Monthly 300
Genworth Financial, Inc. , Class A ......... BNP Paribas 5,442 08/30/27 0.20% 1D OBFR01 Monthly (306)
Jackson Financial, Inc. , Class A .......... BNP Paribas 1,208 08/30/27 0.20% 1D OBFR01 Monthly (74)
Jackson Financial, Inc. , Class A .......... Goldman Sachs Bank USA 1,208 08/18/26 0.20% 1D FEDL01 Monthly (74)
Jackson Financial, Inc. , Class A .......... HSBC Bank PLC 455,067 02/09/28 0.40% 1D OBFR01 Monthly (39,018)
Jackson Financial, Inc. , Class A .......... JPMorgan Chase Bank NA 1,241 02/09/27 0.20% 1D OBFR01 Monthly (106)
Jackson Financial, Inc. , Class A .......... Merrill Lynch International 1,208 02/15/28 0.40% 1D OBFR01 Monthly (74)
Lincoln National Corp. ................ JPMorgan Chase Bank NA 367,272 02/09/27 0.20% 1D OBFR01 Monthly (5,232)
Moelis & Co. , Class A ................. HSBC Bank PLC 289,020 02/09/28 0.40% 1D OBFR01 Monthly 9,815
Perdoceo Education Corp. .............. BNP Paribas 3,401 08/30/27 0.20% 1D OBFR01 Monthly (163)
Pitney Bowes, Inc. ................... Goldman Sachs Bank USA 144,506 08/18/26 0.20% 1D FEDL01 Monthly 3,211
Preferred Bank ..................... Goldman Sachs Bank USA 86,147 08/18/26 0.20% 1D FEDL01 Monthly 5,074
SiriusPoint Ltd. ..................... HSBC Bank PLC 147,970 02/09/28 0.40% 1D OBFR01 Monthly (13,251)
Total long positions of equity swaps (33,870)
Net dividends and financing fees 1,390
Total equity swap contracts including dividends and financing fees $ (32,480)
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

iShares
®
MSCI World Small-Cap ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026

Schedule of Investments
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 473,512,459  $ 183,978,601  $ 88,587  $ 657,579,647
Preferred Stocks ......................................... 180,516  439,467  —  619,983
Rights ................................................ 921  35,587  6,750  43,258
Short-Term Securities
Money Market Funds ...................................... 39,248,620  —  —  39,248,620
$ 512,942,516  $ 184,453,655  $ 95,337  $ 697,491,508
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 73,494  $ 26,119  $ —  $ 99,613
Liabilities
Equity Contracts ........................................... —  (58,599) —  (58,599)
$ 73,494  $ (32,480) $ —  $ 41,014
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
CDI CREST Depository Interest
CVR Contingent Value Rights
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)